UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2006




ITEM 1. REPORT TO STOCKHOLDERS.
USAA EXTENDED MARKET INDEX FUND - ANNUAL REPORT FOR PERIOD ENDING
DECEMBER 31, 2006

[LOGO OF USAA]
   USAA(R)

                              USAA EXTENDED MARKET
                                       INDEX Fund

                                    [GRAPHIC OF USAA EXTENDED MARKET INDEX FUND]

                   A n n u a l  R e p o r t

--------------------------------------------------------------------------------
    DECEMBER 31, 2006

       ------------------------------------------------------------------

                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

       We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at (800) 531-8448.

       If you must pay  estimated  taxes,  you may be subject to  estimated  tax
       penalties  if  your   estimated  tax  payments  are  not  sufficient  and
       sufficient tax is not withheld from your distribution.

       For more specific information, please consult your tax adviser.

       ------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                     2

MANAGER'S COMMENTARY                                                           4

FUND RECOGNITION                                                               6

INVESTMENT OVERVIEW                                                            8

SHAREHOLDER VOTING RESULTS                                                    13

FINANCIAL INFORMATION

   USAA EXTENDED MARKET INDEX FUND:

     Distributions to Shareholders                                            14
     Report of Independent Registered Public Accounting Firm                  15
     Financial Statements                                                     16
     Financial Highlights                                                     19
     Notes to Financial Statements                                            20

EXPENSE EXAMPLE                                                               27

TRUSTEES' AND OFFICERS' INFORMATION                                           29

MASTER EXTENDED MARKET INDEX SERIES:

     Report of Independent Registered Public Accounting Firm                  35
     Schedule of Investments                                                  36
     Financial Statements                                                     84
     Financial Highlights                                                     87
     Notes to Financial Statements                                            88

PROXY RESULTS                                                                 96

ADVISORY AGREEMENTS                                                           97

OFFICERS' AND TRUSTEES' INFORMATION                                          111

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                          NO ASSET CLASS OUTPERFORMS OR
[PHOTO OF CHRISTOPHER W. CLAUS]           UNDERPERFORMS ALL OF THE TIME.

                                                        "

                                                                    January 2007
--------------------------------------------------------------------------------

On the surface, 2006 was an exceptionally strong year. The equity markets, for example, were considerably higher. But when you study what happened in 2006, you learn some interesting things that could also provide reason for caution.

Consider first the more than 3-to-1 margin by which large-cap value stocks beat large-cap growth stocks in 2006 (for the year ended December 31, 2006, a total return of 18.28% for the Lipper Large-Cap Value Funds Index versus a return of 4.72% for the Lipper Large-Cap Growth Funds Index). A difference of this magnitude is unusual in a single year, and it reminds me of the saying "The first shall be last and the last shall be first." No asset class or investment style outperforms or underperforms all of the time, and last year's poorer performers could potentially become this year's winners. Yes, value was certainly the place to be in 2006, but I would not be surprised to see the re-emergence of growth in 2007.

Another phenomenon worthy of note: the stock market's "junk rally." For much of the year, lower-quality, riskier stocks outperformed higher-quality companies. The higher reward potential of these issues attracted investors, who then bid up prices. Other reasons for investor exuberance may be the relatively low interest rates, slower - but still solid - economic activity, and, to some extent, investors' complacency about risk. Nonetheless, a junk rally is unsustainable over the long term. Eventually, risk will regain its position in the risk-reward equation, and the prices of riskier issues could fall.

For index investors, market anomalies can sometimes produce good returns. Unlike actively managed investments, the composition of an index fund never changes because of market trends or company-specific fundamentals. These funds have historically performed much like the underlying index. In 2006, this meant that many index investors fully participated in the equity rally. However, it also means that when market anomalies correct themselves, active managers tend to perform better. Diversification and low expenses are two of the most

 . . . C O N T I N U E D
========================--------------------------------------------------------

compelling reasons for investing in an index fund, and to maximize an index fund's long-term return potential, patience is essential.

Patience is also an important attribute in total return investing. The USAA Total Return Strategy Fund(R) is an investment discipline that tends to do well when stock market technicals are healthy, and they were not for most of 2006. (Investors use market technicals to try to identify advantageous moments to buy and sell stock.) However, this fund continues to offer a diversified strategy with the objective of earning a strong return relative to the S&P 500 Index accompanied by less risk, which has the potential to reward patient investors over multiple market cycles.

Rest assured that in the year ahead, all of us at USAA will continue working hard for you. Thank you for your business. It is a privilege to help you with your investment needs.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA
INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

The Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category. o The Lipper Large-Cap Value Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Value Funds category.

THE TOTAL RETURN STRATEGY FUND MAY CHANGE THE ALLOCATION OF ITS PORTFOLIO HOLDINGS REGULARLY, WHICH MAY RESULT IN A HIGHER PROPORTION OF CAPITAL GAINS AND A LOWER RETURN. THE FUND UTILIZES A FOCUSED INVESTMENT STRATEGY, WHICH MAY INCREASE THE VOLATILITY OF THE FUND'S INVESTMENT RESULTS. THERE IS NO ASSURANCE THAT THE FUND'S OBJECTIVES WILL BE ACHIEVED.

Index products incur fees and expenses and may not always be invested in all securities of the index the fund attempts to mirror. It is not possible to invest directly in an index.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

PERFORMANCE

         For the year ended December 31, 2006, the USAA Extended Market Index Fund met its objective of closely tracking the return of its benchmark, the Dow Jones Wilshire 4500 Completion (Full Cap) Index. For the annual period ended December 31, 2006, the index returned 16.02%, while the Fund returned 15.31%. The Dow Jones Wilshire 5000 Composite (Full Cap) Total Market Index returned 15.88%.

MARKET CONDITIONS

         The U.S. equity markets posted solid gains for 2006 as investors reacted favorably to relatively strong economic data. The Federal
         Reserve Board (the Fed) raised the target federal funds rate in four increments of 0.25% during the year, bringing the target rate from 4.25% to 5.25%. However, the Fed held the rate steady at its meetings on August 8, September 20, October 25, and December 12, 2006.

         Strong growth in corporate earnings and significant upward revisions to earnings expectations have been major drivers of the equity bull market since 2003. Although the rate of upgrading has slowed from the exceptionally strong rates in previous years, recent news from the major corporate sectors generally has been upbeat. Earnings came in ahead of expectations in the last earnings rounds in Europe, Japan, and the United States and have supported the rally in equities over recent months. Historic global profits growth remains around 20%.

         The U.S. economy downshifted in 2006 with a very significant slowdown in housing leading the way. Corporate profit growth

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

         REFER TO PAGE 10 FOR THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL
         CAP) DEFINITION.

         THE DOW JONES WILSHIRE 5000 COMPOSITE INDEX (FULL CAP) REPRESENTS A BROAD INDEX FOR THE U.S. EQUITY MARKET, MEASURING THE PERFORMANCE OF ALL U.S.-HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         rose a double-digit percentage for an unprecedented fourth year in a row. Commodity price volatility increased significantly with an early-year run-up, followed by a midyear pullback. Most of the year featured an inverted yield curve as the Fed took its market rate up to 5.25%, while the 10-year Treasury note yield spent much of the year between 4.5% and 5%. Once again, non-U.S. markets, with the notable exception of Japan, outperformed the United States as the U.S. dollar resumed its weakness.

         While overall the year was a good one for equities, the first significant correction since 2002 enabled a change in leadership from smaller-cap, lower-quality, more cyclical stocks to larger-cap, higher-quality, more predictable stocks. After a brief midyear scare, inflation pressures remained fairly low around the world, which was good news, especially in light of the unprecedented run-up in industrial commodity prices. In that regard, oil prices set an all-time high in the summer, but corrected noticeably during the fall, giving further support to the equity market rally in the second half of 2006. The year also featured unprecedented share buy-backs and mergers- and-acquisition (M&A) activity as well as a switch in Congress from Republican to Democratic leadership. The year ended with the world awash in liquidity, global growth still quite strong despite the U.S. slowdown, record-high U.S. profitability, inflation and interest rates fairly low, and confidence levels relatively strong.

         Corporate earnings growth in the United States has been on a record run, with five consecutive years of double-digit gains. During this period, profitability levels went from very low (due to adverse operating and financial leverage as well as numerous cost write-offs and rationalization) to record levels in many cases.

         Thank you for your support. We will continue working hard on your behalf.

6

 F U N D
=========-----------------------------------------------------------------------
          RECOGNITION

                        USAA EXTENDED MARKET INDEX FUND

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)
    out of 378 mid-cap blend funds for the period ending December 31, 2006:

                                 OVERALL RATING
                                  *   *   *   *

           3-YEAR                    5-YEAR                   10-YEAR
           * * *                    * * * *                     N/A
      out of 378 funds          out of 310 funds

      The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Ratings metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.)

 . . . C O N T I N U E D
========================--------------------------------------------------------

USAA EXTENDED MARKET INDEX FUND

[LOGO OF LIPPER LEADER      [LOGO OF LIPPER LEADER       [LOGO OF LIPPER LEADER]
     TOTAL RETURN]            CONSISTENT RETURN]                 EXPENSE

The Fund is listed as a Lipper Leader for Total Return of 259 funds, for Consistent Return of 256 funds, and for Expense of 260 funds within the Lipper Mid-Cap Core Funds category for the overall period ending December 31, 2006. The Fund received a Lipper Leader rating for Total Return among 218 funds for the five-year period and a score of 2 among 259 funds for the three-year period. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers.

LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF DECEMBER 31, 2006. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF DECEMBER 31, 2006. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN, CONSISTENT RETURN, AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. THE FUND RECEIVED A SCORE OF 2 FOR CONSISTENT RETURN AMONG 256 AND 215 FUNDS FOR THE THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY. THE FUND RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 260 AND 219 FUNDS FOR THE THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2007, REUTERS, ALL RIGHTS RESERVED.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA EXTENDED MARKET INDEX FUND (Ticker Symbol: USMIX)

OBJECTIVE
--------------------------------------------------------------------------------

         Seeks to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones Wilshire 4500 Completion Index (Full Cap).

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series Trust (Extended Market Portfolio or the Series), which is a separate fund advised by BlackRock Advisors, LLC, with a substantially similar investment objective; normally at least 80% of the Extended Market Portfolio's assets will be invested in stocks of companies or other financial instruments that are included in or correlated with securities in the Dow Jones Wilshire 4500 Completion Index (Full Cap).

---------------------------------------------------------------------------------
                                          12/31/06                   12/31/05
---------------------------------------------------------------------------------
Net Assets                             $252.8 Million             $174.2 Million
Net Asset Value Per Share                  $13.31                     $12.10

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/06
--------------------------------------------------------------------------------

1 YEAR                             5 YEARS           SINCE INCEPTION ON 10/27/00
15.31%                              11.93%                      6.73%

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

            [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                    DOW JONES
                     USAA EXTENDED          WILSHIRE 4500 COMPLETION
                   MARKET INDEX FUND              INDEX (FULL CAP)
                   ------------------       -------------------------
10/31/00               $10,000.00                  $10,000.00
11/30/00                 8,500.00                    8,297.00
12/31/00                 9,000.00                    8,822.20
01/31/01                 9,375.00                    9,302.13
02/28/01                 8,336.54                    8,171.92
03/31/01                 7,653.85                    7,421.74
04/30/01                 8,413.46                    8,206.96
05/31/01                 8,596.15                    8,401.46
06/30/01                 8,634.62                    8,469.51
07/31/01                 8,269.23                    8,075.68
08/31/01                 7,884.62                    7,683.20
09/30/01                 6,884.62                    6,695.14
10/31/01                 7,230.77                    7,045.97
11/30/01                 7,788.46                    7,593.44
12/31/01                 8,187.68                    8,000.45
01/31/02                 8,040.60                    7,849.24
02/28/02                 7,815.07                    7,627.11
03/31/02                 8,344.57                    8,144.22
04/30/02                 8,246.52                    8,064.41
05/31/02                 8,050.41                    7,886.19
06/30/02                 7,501.29                    7,346.77
07/31/02                 6,765.87                    6,631.93
08/31/02                 6,805.09                    6,670.40
09/30/02                 6,344.23                    6,220.81
10/31/02                 6,559.95                    6,424.85
11/30/02                 7,001.21                    6,865.60
12/31/02                 6,697.70                    6,576.56
01/31/03                 6,549.95                    6,434.50
02/28/03                 6,392.36                    6,271.07
03/31/03                 6,490.85                    6,363.88
04/30/03                 7,032.58                    6,893.99
05/31/03                 7,712.20                    7,548.92
06/30/03                 7,879.64                    7,728.58
07/31/03                 8,234.23                    8,089.51
08/31/03                 8,578.96                    8,428.46
09/30/03                 8,460.77                    8,323.95
10/31/03                 9,110.84                    8,958.23
11/30/03                 9,416.17                    9,267.29
12/31/03                 9,607.34                    9,460.05
01/31/04                 9,933.86                    9,798.72
02/29/04                10,111.95                    9,970.20
03/31/04                10,161.42                   10,012.07
04/30/04                 9,735.97                    9,609.59
05/31/04                 9,884.38                    9,755.65
06/30/04                10,151.53                   10,010.28
07/31/04                 9,587.56                    9,452.70
08/31/04                 9,587.56                    9,456.48
09/30/04                 9,963.54                    9,842.31
10/31/04                10,171.32                   10,063.76
11/30/04                10,863.92                   10,748.10
12/31/04                11,328.97                   11,216.71
01/31/05                10,946.30                   10,848.81
02/28/05                11,147.71                   11,045.17
03/31/05                10,966.44                   10,849.67
04/30/05                10,593.85                   10,482.95
05/31/05                11,218.20                   11,104.59
06/30/05                11,570.66                   11,462.16
07/31/05                12,195.01                   12,092.58
08/31/05                12,054.03                   11,949.88
09/30/05                12,124.52                   12,023.97
10/31/05                11,862.69                   11,765.46
11/30/05                12,436.69                   12,316.08
12/31/05                12,474.81                   12,369.04
01/31/06                13,258.35                   13,147.05
02/28/06                13,144.94                   13,027.41
03/31/06                13,639.81                   13,514.64
04/30/06                13,691.36                   13,578.16
05/31/06                13,114.01                   13,029.60
06/30/06                13,134.63                   13,050.45
07/31/06                12,763.48                   12,685.04
08/31/06                13,031.54                   12,965.37
09/30/06                13,175.87                   13,113.18
10/31/06                13,825.39                   13,766.22
11/30/06                14,330.57                   14,283.83
12/31/06                14,384.92                   14,356.67

                       [END CHART]

         DATA FROM 10/31/00* THROUGH 12/31/06.

         REFER TO PAGE 10 FOR BENCHMARK DEFINITION.

         *THE PERFORMANCE OF  THE DOW JONES  WILSHIRE 4500  COMPLETION  INDEX IS
          CALCULATED FROM THE END OF THE MONTH, OCTOBER 31, 2000, WHILE THE DATE THE FUND INITIALLY INVESTED IN SECURITIES REPRESENTED BY THE INDEX IS OCTOBER 27, 2000. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

         The graph on page 9 illustrates how a $10,000 hypothetical investment in the USAA Extended Market Index Fund closely tracks the Dow Jones Wilshire 4500 Completion Index (Full Cap), which is a market-capitalization-weighted index of approximately 4,700 U.S. equity securities. It includes all the stocks in the Dow Jones Wilshire 5000 Composite Index (Full Cap) except for stocks included in the S&P 500 Index.

         DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP) IS A SERVICE MARK OF DOW JONES & COMPANY, INC. AND WILSHIRE ASSOCIATES INCORPORATED. NEITHER DOW JONES NOR WILSHIRE HAS ANY RELATIONSHIP TO THE FUND OTHER THAN THE LICENSING AND SUBLICENSING OF THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP) AND ITS SERVICE MARKS FOR USE IN CONNECTION WITH THE FUND. o DOW JONES AND WILSHIRE DO NOT SPONSOR, ENDORSE, SELL, OR PROMOTE THE FUND; RECOMMEND THAT ANY PERSON INVEST IN THE FUND OR ANY OTHER SECURITIES; HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT, OR PRICING OF THE FUND; HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT, OR MARKETING OF THE FUND; CONSIDER THE NEEDS OF THE FUND OR THE OWNERS OF THE FUND IN DETERMINING, COMPOSING, OR CALCULATING THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP) OR HAVE ANY OBLIGATION TO DO SO.

         NEITHER DOW JONES NOR WILSHIRE WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUND. SPECIFICALLY, NEITHER DOW JONES NOR WILSHIRE MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES AND WILSHIRE DISCLAIM ANY WARRANTY ABOUT: THE RESULTS TO BE OBTAINED BY THE FUND, THE OWNER OF THE FUND, OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP) AND THE DATA INCLUDED IN THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP); THE ACCURACY OR COMPLETENESS OF THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP) AND ANY RELATED DATA; THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP) AND/OR ITS RELATED DATA; NEITHER DOW JONES NOR WILSHIRE WILL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS IN THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL
         CAP) OR RELATED DATA; UNDER NO CIRCUMSTANCES WILL DOW JONES OR WILSHIRE BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL, OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES OR WILSHIRE KNOWS THAT THEY MIGHT OCCUR. o THE LICENSING AGREEMENT BETWEEN BLACKROCK ADVISORS, LLC (OR ITS PREDECESSOR), DOW JONES, AND WILSHIRE, AND THE SUBLICENSING AGREEEMENT BETWEEN THE FUND AND BLACKROCK ADVISORS, LLC (OR ITS PREDECESSOR), ARE SOLELY FOR THE BENEFIT OF THE PARTIES TO THESE AGREEMENTS AND NOT FOR THE BENEFIT OF THE OWNERS OF THE USAA EXTENDED MARKET INDEX FUND OR ANY OTHER THIRD PARTIES.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

------------------------------------------------------
                   TOP 10 HOLDINGS*
                   (% of Net Assets)
------------------------------------------------------

Berkshire Hathaway, Inc. Class A                 3.2%
Genentech, Inc.                                  1.9%
Kraft Foods, Inc.                                1.3%
Accenture Ltd. Class A                           0.7%
Las Vegas Sands Corp.                            0.7%
Berkshire Hathaway, Inc. Class B                 0.5%
BlackRock, Inc.                                  0.4%
EchoStar Communications Corp. Class A            0.4%
MGM Mirage                                       0.4%
NYSE Group, Inc.                                 0.3%

------------------------------------------------------
                  TOP 10 INDUSTRIES*
                   (% of Net Assets)
------------------------------------------------------

Miscellaneous Finance                           10.5%
Business Services                                9.9%
Drugs & Medicine                                 8.9%
Real Property                                    6.1%
Electronics                                      5.6%
Banks                                            4.6%
Insurance                                        4.4%
Energy & Raw Materials                           3.5%
Energy & Utilities                               3.5%
Producer Goods                                   3.2%

         *PERCENTAGES ARE OF THE NET ASSETS OF THE MASTER EXTENDED MARKET INDEX SERIES (THE SERIES), NOT OF THE NET ASSETS OF THE FUND.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE SERIES OWNS ON PAGES 35-81.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

             ASSET ALLOCATION*
                 12/31/06

                         [PIE CHART OF ASSET ALLOCATION]

Miscellaneous Finance                10.5%
Business Services                     9.9%
Drugs & Medicine                      8.9%
Real Property                         6.1%
Electronics                           5.6%
Banks                                 4.6%
Insurance                             4.4%
Energy & Raw Materials                3.5%
Energy & Utilities                    3.5%
Producer Goods                        3.2%
Domestic Oil                          3.0%
Food & Agriculture                    2.8%
Retail                                2.8%
Travel & Recreation                   2.4%
Media                                 2.3%
Telephone                             2.3%
Other**                              31.1%

                [END CHART]

         *PERCENTAGES ARE OF THE NET ASSETS OF THE MASTER EXTENDED MARKET INDEX
          SERIES (THE SERIES), NOT OF THE NET ASSETS OF THE FUND.

         **INDUSTRIES WITH LESS THAN 2.0% OF THE SERIES' NET ASSETS AND
           SHORT-TERM SECURITIES.

 S H A R E H O L D E R
======================----------------------------------------------------------
                       Voting RESULTS

         On July 19, 2006, a meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on May 26, 2006, were entitled to vote on each proposal shown below. All proposals were approved by the shareholders.

         The following proposals and voting results pertain to one or more series within USAA Mutual Fund, Inc. (the Company). Votes shown for Proposal 1 are for the entire series of the Company. Votes shown for Proposal 2 are for the USAA Extended Market Index Fund.

PROPOSAL 1
--------------------------------------------------------------------------------

         Re-election of the Funds' Board of Directors.

NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
      DIRECTORS                     FOR                           VOTES WITHHELD
--------------------------------------------------------------------------------
Richard A. Zucker              3,210,416,576                        101,025,630
Barbara B. Dreeben             3,205,552,151                        105,890,055
Robert L. Mason, Ph.D.         3,210,691,692                        100,750,514
Michael F. Reimherr            3,212,057,600                         99,384,606
Christopher W. Claus           3,209,754,156                        101,688,050

PROPOSAL 2
--------------------------------------------------------------------------------

         Approval of a reorganization plan for the Fund.

NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
    FOR           AGAINST               ABSTAIN               BROKER NON-VOTE*
--------------------------------------------------------------------------------
10,009,598        218,526               108,308                  2,012,068

         *Broker "non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instruction from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) are treated the same as abstentions and, as a result, had the effect of an "against" vote on the outcome of the proposals.

14

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA EXTENDED MARKET INDEX FUND

         The following federal tax information related to the Fund's fiscal year ended December 31, 2006, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2007.

         Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $8,617,935 as long-term capital gains for the fiscal year ended December 31, 2006.

         58.31% of ordinary income distributions qualify for the dividends received deductions eligible to corporations.

         For the tax year ended December 31, 2006, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

         For the fiscal year ended December 31, 2006, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $1,118,966 as qualifying interest income.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
USAA EXTENDED MARKET INDEX FUND:

We have audited the accompanying statement of assets and liabilities of the USAA Extended Market Index Fund (a portfolio of USAA Mutual Funds Trust) (the
"Fund"), as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Extended Market Index Fund at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
February 19, 2007

16

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES

USAA EXTENDED MARKET INDEX FUND
DECEMBER 31, 2006

ASSETS
  Investment in Master Extended Market Index Series, at fair value                     $252,748,153
  Receivable for capital shares sold                                                      1,077,367
  Receivable due from USAA Investment Management Company (Note 4B)                          148,442
  Receivable due from USAA Transfer Agency Company (Note 4C)                                    840
                                                                                       ------------
     Total assets                                                                       253,974,802
                                                                                       ------------
LIABILITIES
  Payable for purchase in Master Extended Market Index Series                               981,005
  Payable for capital shares redeemed                                                        96,362
  Accrued transfer agency fees                                                                9,178
  Other accrued expenses and payables                                                        44,672
                                                                                       ------------
     Total liabilities                                                                    1,131,217
                                                                                       ------------
        Net assets applicable to capital shares outstanding                            $252,843,585
                                                                                       ============
NET ASSETS CONSIST OF:
  Paid-in capital                                                                      $206,520,283
  Accumulated undistributed net investment income                                            27,974
  Accumulated net realized gain from investments and futures transactions                 4,084,334
  Net unrealized appreciation on investments and futures contracts                       42,210,994
                                                                                       ------------
        Net assets applicable to capital shares outstanding                            $252,843,585
                                                                                       ============
  Capital shares outstanding                                                             18,992,781
                                                                                       ============
  Net asset value, redemption price, and offering price per share                      $      13.31
                                                                                       ============

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS AND ACCOMPANYING FINANCIAL STATEMENTS OF THE MASTER EXTENDED MARKET INDEX SERIES (THE SERIES) ATTACHED.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS

USAA EXTENDED MARKET INDEX FUND
YEAR ENDED DECEMBER 31, 2006

INVESTMENT INCOME
  Allocated from Master Extended Market Index Series:
     Dividends (net of $2,385 foreign withholding tax and including
        $6,978 from affiliates)                                                         $ 2,347,869
     Interest from affiliates                                                             1,224,681
     Securities lending - net                                                               157,030
                                                                                        -----------
        Total income                                                                      3,729,580
           Expenses                                                                        (166,007)
                                                                                        -----------
  Net allocated investment income                                                         3,563,573
                                                                                        -----------
FUND EXPENSES
  Administration and servicing fees                                                         817,518
  Transfer agent's fees                                                                     530,734
  Custody and accounting fees                                                                 3,994
  Shareholder reporting fees                                                                 58,000
  Postage                                                                                    72,282
  Directors' fees                                                                             7,047
  Registration fees                                                                          47,070
  Professional fees                                                                          62,783
  Other                                                                                       8,150
                                                                                        -----------
     Total Fund expenses before reimbursement                                             1,607,578
  Expenses paid indirectly                                                                   (1,059)
  Expenses reimbursed                                                                      (695,507)
                                                                                        -----------
     Total Fund expenses after reimbursement                                                911,012
                                                                                        -----------
NET INVESTMENT INCOME                                                                     2,652,561
                                                                                        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
CONTRACTS ALLOCATED FROM MASTER EXTENDED MARKET INDEX SERIES

  Net realized gain from investment transactions                                         13,897,087
  Net realized gain from futures transactions                                             1,071,598
  Net change in unrealized appreciation/depreciation on
     investments and futures contracts                                                   12,798,142
                                                                                        -----------
        Net allocated realized and unrealized gain on
           investments and futures contracts                                             27,766,827
                                                                                        -----------
  Increase in net assets from operations                                                $30,419,388
                                                                                        ===========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS AND ACCOMPANYING FINANCIAL STATEMENTS OF THE SERIES ATTACHED.

18

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS

USAA EXTENDED MARKET INDEX FUND
YEARS ENDED DECEMBER 31,

                                                                     2006             2005
                                                             -----------------------------
FROM OPERATIONS
  Net investment income                                      $  2,652,561     $  1,211,764
  Net realized gain from investment transactions               13,897,087        6,041,428
  Net realized gain from futures transactions                   1,071,598          236,348
  Net change in unrealized appreciation/depreciation
     on investments and futures contracts                      12,798,142        7,551,664
                                                             -----------------------------
Net increase in net assets from operations                     30,419,388       15,041,204
                                                             -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income                                        (2,624,587)      (1,212,996)
  Net realized gains                                           (9,067,327)      (2,873,157)
                                                             -----------------------------
     Distributions to shareholders                            (11,691,914)      (4,086,153)
                                                             -----------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                    99,390,219       70,508,149
  Reinvested dividends                                         11,500,274        3,989,451
  Cost of shares redeemed                                     (50,975,128)     (32,423,480)
                                                             -----------------------------
Net increase in net assets from capital share
  transactions                                                 59,915,365       42,074,120
                                                             -----------------------------
Capital contribution from USAA Transfer
  Agency Company (Note 4C)                                          1,273              889
                                                             -----------------------------
Net increase in net assets                                     78,644,112       53,030,060

NET ASSETS
  Beginning of period                                         174,199,473      121,169,413
                                                             -----------------------------
  End of period                                              $252,843,585     $174,199,473
                                                             =============================
Accumulated undistributed net investment income
  End of period                                              $     27,974     $          -
                                                             =============================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                   7,699,295        6,164,834
  Shares issued for reinvested dividends                          853,788          325,189
  Shares redeemed                                              (3,961,620)      (2,858,322)
                                                             -----------------------------
Increase in shares outstanding                                  4,591,463        3,631,701
                                                             =============================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS AND ACCOMPANYING FINANCIAL STATEMENTS OF THE SERIES ATTACHED.

 F I N A N C I A L
==================--------------------------------------------------------------
                   HIGHLIGHTS

USAA EXTENDED MARKET INDEX FUND
DECEMBER 31, 2006

Contained below are selected ratios and supplemental data for the periods indicated for the USAA Extended Market Index Fund.

                                                                      YEARS ENDED DECEMBER 31,
                                                  ----------------------------------------------------------------
                                                      2006          2005          2004          2003          2002
                                                  ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value at beginning of period            $  12.10      $  11.25      $   9.71       $  6.80       $  8.35
                                                  ----------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                .14           .08           .06           .06(a)        .04
  Net realized and unrealized gain
     (loss) on investments and
     futures transactions                             1.71          1.06          1.68          2.89(a)      (1.56)
                                                  ----------------------------------------------------------------
Total from investment operations                      1.85          1.14          1.74          2.95(a)      (1.52)
                                                  ----------------------------------------------------------------
Less distributions:
  From net investment income                          (.14)         (.08)         (.14)         (.04)         (.03)
  From realized capital gains                         (.50)         (.21)         (.06)            -             -
                                                  ----------------------------------------------------------------
Total distributions                                   (.64)         (.29)         (.20)         (.04)         (.03)
                                                  ----------------------------------------------------------------
Net asset value at end of period                  $  13.31      $  12.10      $  11.25       $  9.71       $  6.80
                                                  ================================================================
Total return (%)*                                    15.31         10.11         17.92         43.44        (18.20)
SUPPLEMENTAL DATA AND RATIOS
Net assets at end of period (000)                 $252,844      $174,199      $121,169       $71,423       $25,303
Ratios to average net assets:**
  Expenses, including expenses of the
     Master Extended Market
     Index Series (%)(b)                               .50(c)        .50(c)        .50(c)        .50           .50
  Expenses before reimbursements,
     including expenses of the Master
     Extended Market Index Series (%)                  .82(c)        .76(c)        .80(c)        .96          1.32
  Net investment income (%)                           1.23           .84           .70           .74           .73
Portfolio turnover (%)***                            24.48         18.09         22.90         14.53         28.14

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 ** For the year ended December 31, 2006, average net assets were $215,133,567. *** Represents the portfolio turnover of the Master Extended Market Index
    Series.
(a) Calculated using average shares.
(b) Effective October 27, 2000, the Manager voluntarily agreed to limit the Fund's expenses to 0.50% of the Fund's average net assets.
(c) Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS AND ACCOMPANYING FINANCIAL STATEMENTS OF THE SERIES ATTACHED.

20

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA EXTENDED MARKET INDEX FUND
DECEMBER 31, 2006

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this annual report pertains only to the USAA Extended Market Index Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's primary investment objective is to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones Wilshire 4500 Completion Index (Full Cap). The Dow Jones Wilshire 4500 Completion Index (Full Cap) measures the performance of all small- and mid-cap stocks included in the Dow Jones Wilshire 5000 Composite Index (Full Cap) less the stocks in the S&P 500 Index.

         USAA Investment Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series Trust (the Series), which is a separate open-end investment management company with a substantially similar investment objective. At December 31, 2006, the Fund's investment was 77.93% of the Series.

         Effective September 29, 2006, the Series is advised by BlackRock Advisors, LLC, an indirect wholly owned subsidiary of BlackRock, Inc. Prior to that date, Fund Asset Management, L.P. (FAM), an indirect wholly owned subsidiary of Merrill Lynch & Co. (ML & Co.), was the adviser of the Series. On September 29, 2006, BlackRock, Inc. consummated a transaction with ML & Co. whereby ML & Co.'s investment management business, including FAM, combined with that of BlackRock, Inc. to create a new independent company.

         The financial statements of the Series, including the Schedule of Investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND
DECEMBER 31, 2006

            A. VALUATION OF INVESTMENTS - The Fund records its investment in the
               Series at fair value, which reflects its proportionate interest in the net assets of the Series. Valuation of the securities held by the Series is discussed in Note 1A of the Series' financial statements included elsewhere in this report.

            B. INVESTMENT INCOME AND EXPENSES - The Fund records daily its pro rata share of the Series' income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

            C. FEDERAL  TAXES  -  The  Fund's  policy  is  to  comply  with  the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

            D. EXPENSES  PAID  INDIRECTLY  -  Through  arrangements  with  banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the year ended December 31, 2006, these bank credits reduced the Fund's expenses by $1,059.

            E. INDEMNIFICATIONS  - Under the Trust's  organizational  documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

            F. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND
DECEMBER 31, 2006

               requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. Prior to January 6, 2006, the facility fees assessed by CAPCO were limited to an amount not to exceed 0.09% annually of the $300 million loan agreement.

         For the year ended December 31, 2006, the Fund paid CAPCO facility fees of $380, which represents 0.6% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended December 31, 2006.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND
DECEMBER 31, 2006

         accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book-basis and tax-basis accounting related to partnership accounting for master-feeder funds resulted in reclassifications to the statement of assets and liabilities to increase paid-in capital and decrease accumulated net realized gain on investments by $3,498,288. This reclassification has no effect on net assets.

         The tax character of distributions paid during the years ended December 31, 2006, and 2005, was as follows:

                                                    2006                 2005
                                                 -------------------------------
Ordinary income*                                 $3,073,979           $1,212,996
Long-term capital gains                           8,617,935            2,873,157

         *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

         As of December 31, 2006, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                        $   540,462
Accumulated long-term capital gains                                    3,352,825
Unrealized appreciation                                               42,430,229

         The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales and mark-to-market of open futures contracts.

         Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income and the Fund's pro rata share of the Series' realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND
DECEMBER 31, 2006

(4) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. ADMINISTRATION   AND  SERVICING  FEES  -  The  Manager   provides
               administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.38% of the Fund's average net assets for the fiscal year. For the year ended December 31, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $817,518.

               In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the year ended December 31, 2006, the Fund reimbursed the Manager $11,359 for these legal and tax services.

               Out of the administration and servicing fees received from the Fund, the Manager pays fees up to 0.10% for subadministration services provided on the Manager's behalf. For periods prior to September 29, 2006, these fees were paid to FAM. For periods commencing September 29, 2006, these fees are paid to BlackRock Advisors, LLC. For the year ended December 31, 2006, the Manager incurred subadministration fees of $62,374.

            B. EXPENSE LIMITATION - The Manager has voluntarily agreed  to limit the annual expenses of the Fund to 0.50% of the Fund's annual average net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the year ended December 31, 2006, the Fund incurred reimbursable expenses of $695,507, of which $148,442 was receivable from the Manager.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND
DECEMBER 31, 2006

            C. TRANSFER AGENT'S FEES - USAA Transfer Agency  Company, d/b/a USAA
               Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agency services to the Fund based on an annual charge of $26 per shareholder account, plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended December 31, 2006, the Fund incurred transfer agent's fees, paid or payable to SAS, of $530,734. Additionally, the Fund recorded capital contributions from SAS for adjustments related to shareholder transactions of $1,273 for the year ended December 31, 2006, of which $840 was receivable from SAS.

            D. UNDERWRITING   AGREEMENT   -  The  Manager   provides   exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

            E. MANAGEMENT  AGREEMENT - The Manager serves as investment  adviser to the Fund and is responsible for monitoring the services provided to the Series by BlackRock. While the Fund maintains its investment in the Series, the Manager receives no fee from the Fund for the monitoring service performed on its behalf.

(5) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

            A. FASB  INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME
               TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND
DECEMBER 31, 2006

               guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The Manager has recently begun to evaluate the application of FIN 48 to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

               On December 22, 2006, the Securities and Exchange Commission granted a six-month delay in the application of FIN 48 for mutual funds. In accordance with this extension, the Fund would implement FIN 48 no later than June 29, 2007 (the last business day of the semiannual reporting period).

            B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR  VALUE
               MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2006, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA EXTENDED MARKET INDEX FUND
DECEMBER 31, 2006

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including administrative fees, transfer agency fees, expenses allocated to the Fund by the Master Extended Market Index Series, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2006, through December 31, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

28

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA EXTENDED MARKET INDEX FUND
DECEMBER 31, 2006

         ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                               EXPENSES PAID
                                       BEGINNING              ENDING           DURING PERIOD*
                                     ACCOUNT VALUE        ACCOUNT VALUE        JULY 1, 2006 -
                                     JULY 1, 2006       DECEMBER 31, 2006     DECEMBER 31, 2006
                                     ----------------------------------------------------------
Actual                                 $1,000.00            $1,095.20               $2.64
Hypothetical
  (5% return before expenses)           1,000.00             1,022.68                2.55

         *Expenses are equal to the Fund's annualized expense ratio of 0.50%, which includes expenses of the Master Extended Market Index Series, and is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 9.52% for the six-month period of July 1, 2006, through December 31, 2006.

 T R U S T E E S '  A N D  O F F I C E R S '
==================--------------------------------------------------------------
                   INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

         The Board of Trustees of the Trust consists of five Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

         Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 39 individual funds as of December 31, 2006. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Trustees, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

30

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

         CHRISTOPHER W. CLAUS (2,4)
         Trustee
         Born: December 1960
         Year of Election or Appointment: 2001

         President, Chief Executive Officer, Trustee, and Chairman of the Board of Trustees, IMCO (12/04-present); President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-12/04); Senior Vice President, Investment Sales and Service, IMCO (7/00-2/01). Mr. Claus serves as President, Trustee, and Vice Chairman of the Board of Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services (SAS).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN (3,4,5,6)
         Trustee
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THE TRUSTEE IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         ROBERT L. MASON, PH.D. (3,4,5,6)
         Trustee
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR (3,4,5,6)
         Trustee
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER (2,3,4,5,6)
         Trustee and Chairman of the Board of Trustees
         Born: July 1943
         Year of Election or Appointment: 1992(+)

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (+) MR. ZUCKER WAS ELECTED AS CHAIRMAN OF THE BOARD IN 2005.

32

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02).

         RONALD B. SWEET
         Vice President
         Born: November 1962
         Year of Appointment: 2006

         Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (97-6/06).

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/USAA Financial Planning Services (FPS) General Counsel, USAA (10/03-present); Senior Vice President,
         Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President,
         Securities Counsel & Compliance, IMCO (7/00-1/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life Insurance Company, IMCO, USAA Financial Advisers, Inc. (FAI), FPS, and SAS.

         (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         DEBRA K. DUNN
         Treasurer
         Born: August 1969
         Year of Appointment: 2005

         Assistant Vice President, IMCO/FPS Finance, USAA (9/04-present); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02); Financial Business Analyst, Strategic Financial Analysis, IMCO (3/00-1/01). Ms. Dunn also holds the Officer positions of Assistant Vice President and Treasurer for IMCO, SAS, FPS, and FAI.

         ROBERTO GALINDO, JR.
         Assistant Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01).

         JEFFREY D. HILL
         Chief Compliance Officer
         Born: December 1967
         Year of Appointment: 2004

         Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02); Senior Manager, Investment Management Assurance and Advisory Services, KPMG LLP (6/98-8/01).

                              Annual report of the
                       MASTER EXTENDED MARKET INDEX SERIES
                  in which the USAA EXTENDED MARKET INDEX FUND
                                     invests

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

TO THE INVESTORS AND BOARD OF TRUSTEES OF QUANTITATIVE MASTER SERIES TRUST:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Extended Market Index Series, one of the portfolios constituting the Quantitative Master Series Trust (the "Trust"), as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Extended Market Index Series of the Quantitative Master Series Trust as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 16, 2007

36

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2006

   SHARES
     HELD     INDUSTRY/ISSUE                                               VALUE
--------------------------------------------------------------------------------
COMMON STOCKS
    AEROSPACE - 0.9%
      200     Aerosonic Corp.(a)                                    $      1,340
    2,400     Argon ST, Inc.(a)                                           51,696
    2,700     Armor Holdings, Inc.(a)                                    148,095
    3,000     Crane Co.                                                  109,920
    1,600     Cubic Corp.                                                 34,720
    2,633     DRS Technologies, Inc.                                     138,706
    1,500     EDO Corp.                                                   35,610
    2,300     ESCO Technologies, Inc.(a)                                 104,512
    1,200     EnPro Industries, Inc.(a)                                   39,852
    2,400     Esterline Technologies Corp.(a)                             96,552
   15,800     Garmin Ltd.(f)                                             879,428
    5,500     GenCorp, Inc.(a)(f)                                         77,110
    1,792     Heico Corp. Class A                                         58,383
    2,100     K&F Industries Holdings, Inc.(a)                            47,691
    2,700     KVH Industries, Inc.(a)                                     28,647
    2,900     Kaman Corp. Class A                                         64,931
      800     MTC Technologies, Inc.(a)                                   18,840
    6,900     SAIC, Inc.(a)                                              122,751
      700     SatCon Technology Corp.(a)                                     798
      500     Spacehab, Inc.(a)                                              326
   10,300     Spirit Aerosystems Holdings, Inc. Class A(a)               344,741
    1,900     Teledyne Technologies, Inc.(a)                              76,247
    4,500     Trimble Navigation Ltd.(a)                                 228,285
    3,300     Veeco Instruments, Inc.(a)                                  61,809
                                                                    ------------
                                                                       2,770,990
                                                                    ------------
    AIR TRANSPORT - 0.7%
    2,100     AAR Corp.(a)                                                61,299
   14,600     AMR Corp.(a)(l)                                            441,358
    5,300     AirTran Holdings, Inc.(a)                                   62,222
    2,600     Aircastle Ltd.                                              76,700
    1,300     Alaska Air Group, Inc.(a)                                   51,350
    2,500     Allegiant Travel Co.(a)                                     70,150
    1,500     Atlas Air Worldwide Holdings, Inc.(a)                       66,750
    1,200     Aviation General, Inc.(a)                                        -
    6,070     Continental Airlines, Inc. Class B(a)                      250,387
    2,495     EGL, Inc.(a)                                                74,301
    1,600     ExpressJet Holdings, Inc.(a)                                12,960
    3,200     Frontier Airlines Holdings, Inc.(a)                         23,680
      700     Great Lakes Aviation Ltd.(a)                                 1,582
    7,402     Hawaiian Holdings, Inc.(a)                                  36,270
   10,775     JetBlue Airways Corp.(a)                                   153,005
    1,600     LMI Aerospace, Inc.(a)                                      24,768
    1,400     MAIR Holdings, Inc.(a)                                      10,038
    2,000     Mesa Air Group, Inc.(a)                                     17,140
      800     Midwest Air Group, Inc.(a)(f)                                9,200
      700     PHI, Inc.(a)                                                22,911
    3,600     Pinnacle Airlines Corp.(a)                                  60,660
    1,100     Republic Airways Holdings, Inc.(a)                          18,458
    3,900     SkyWest, Inc.                                               99,489
    2,000     TransDigm Group, Inc.(a)                                    53,020
    8,130     UAL Corp.(a)                                               357,720
    5,859     US Airways Group, Inc.(a)                                  315,507
      200     Vanguard Airlines, Inc.(a)                                      -
                                                                    ------------
                                                                       2,370,925
                                                                    ------------
    APPAREL - 1.1%
    1,950     Aeropostale, Inc.(a)                                        60,196
    3,400     Ashworth, Inc.(a)                                           24,684
    6,050     bebe Stores, Inc.                                          119,730
    1,800     Brown Shoe Co., Inc.                                        85,932
      700     The Buckle, Inc.                                            35,595
    3,300     CROCS, Inc.(a)(f)                                          142,560
    2,100     Cache, Inc.(a)                                              53,004
    2,800     Carter's, Inc.(a)                                           71,400
    1,400     Cherokee, Inc.                                              60,074
      400     Citi Trends, Inc.(a)                                        15,856
    2,900     Columbia Sportswear Co.                                    161,530
      700     Deckers Outdoor Corp.(a)                                    41,965
      900     Dixie Group, Inc.(a)                                        11,376
      900     Escalade, Inc.                                               9,630
      600     Finlay Enterprises, Inc.(a)                                  4,794
    4,217     Fossil, Inc.(a)                                             95,220
    1,200     G-III Apparel Group, Ltd.(a)                                22,596
    2,000     GSI Commerce, Inc.(a)                                       37,500

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DECEMBER 31, 2006

   SHARES
     HELD     INDUSTRY/ISSUE                                               VALUE
--------------------------------------------------------------------------------
    2,700     Guess?, Inc.(a)                                       $    171,261
      600     Hampshire Group Ltd.(a)                                      9,942
    2,100     Hartmarx Corp.(a)                                           14,826
    2,900     Heelys, Inc.(a)                                             93,119
    4,581     Iconix Brand Group, Inc.(a)                                 88,826
    2,300     Innovo Group, Inc.(a)                                        1,587
    3,400     J. Crew Group, Inc.(a)                                     131,070
    1,856     Jos. A. Bank Clothiers, Inc.(a)                             54,474
    3,200     K-Swiss, Inc. Class A                                       98,368
    1,600     Kellwood Co.                                                52,032
    2,000     Kenneth Cole Productions, Inc. Class A                      47,980
      500     Lacrosse Footwear, Inc.(a)                                   6,635
    2,600     Maidenform Brands, Inc.(a)                                  47,112
      800     Mothers Work, Inc.(a)                                       31,512
    2,400     New York & Co.(a)                                           31,392
    1,600     Oxford Industries, Inc.                                     79,440
    1,400     Perry Ellis International, Inc.(a)                          57,400
    3,000     Phillips-Van Heusen Corp.                                  150,510
    1,000     Phoenix Footwear Group, Inc.(a)                              4,400
    6,300     Polo Ralph Lauren Corp.                                    489,258
    1,400     Quaker Fabric Corp.(a)                                       1,652
    7,100     Quiksilver, Inc.(a)                                        111,825
    1,000     Rocky Brands, Inc.(a)                                       16,120
    2,700     Skechers U.S.A., Inc. Class A(a)                            89,937
    1,600     Stage Stores, Inc.                                          48,624
    2,100     Steven Madden Ltd.                                          73,689
    2,400     Stride Rite Corp.                                           36,192
    1,500     Superior Uniform Group, Inc.                                19,290
      200     Tandy Brands Accessories, Inc.                               2,344
    2,500     Timberland Co. Class A(a)                                   78,950
    1,400     True Religion Apparel, Inc.(a)(f)                           21,434
    3,900     Under Armour, Inc. Class A(a)                              196,755
    3,200     Unifi, Inc.(a)                                               7,840
    2,200     Volcom, Inc.(a)                                             65,054
    4,200     The Warnaco Group, Inc.(a)                                 106,596
      300     Weyco Group, Inc.                                            7,455
    3,600     Wolverine World Wide, Inc.                                 102,672
      300     Xerium Technologies, Inc.                                    2,937
                                                                    ------------
                                                                       3,704,152
                                                                    ------------
    BANKS - 4.6%
      900     Alabama National Bancorp.                                   61,857
      200     Ameriana Bancorp                                             2,614
      400     American National Bankshares, Inc.                           9,328
    2,200     AmericanWest Bancorp                                        53,284
      720     Ameris Bancorp                                              20,290
      700     Ames National Corp.                                         14,700
      457     Arrow Financial Corp.                                       11,320
    8,759     Associated Banc-Corp                                       305,514
    1,200     BCSB Bankcorp, Inc.                                         18,000
    1,000     Bancfirst Corp.                                             54,000
      400     The Bancorp, Inc.(a)                                        11,840
    5,500     BancorpSouth, Inc.                                         147,510
    6,100     Bank Mutual Corp.                                           73,871
      781     Bank of Granite Corp.                                       14,816
    3,500     Bank of Hawaii Corp.                                       188,825
    6,500     BankAtlantic Bancorp, Inc. Class A                          89,765
    1,000     BankFinancial Corp.                                         17,810
      200     Bar Harbor Bankshares                                        6,350
      300     Berkshire Bancorp, Inc.                                      4,890
    3,500     Boston Private Financial Holdings, Inc.                     98,735
    3,799     Brookline Bancorp, Inc.                                     50,033
      500     Bryn Mawr Bank Corp.                                        11,820
    2,800     CFS Bancorp, Inc.                                           41,020
      300     Camden National Corp.                                       13,836
    1,100     Capital Bank Corp.                                          18,920
      625     Capital City Bank Group, Inc.                               22,062
      400     Capital Crossing Bank(a)                                    11,912
      420     Capitol Bancorp Ltd.                                        19,404
    4,840     Capitol Federal Financial                                  185,953
    4,800     Cardinal Financial Corp.                                    49,200
      210     Carrollton Bancorp                                           3,604
    2,975     Cascade Bancorp                                             91,957
    2,600     Centennial Bank Holdings, Inc.(a)                           24,596
    2,846     Center Bancorp, Inc.                                        45,024
      900     Center Financial Corp.                                      21,573
    1,300     Century Bancorp, Inc. Class A                               35,490
    1,113     Chemical Financial Corp.                                    37,063

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DECEMBER 31, 2006

   SHARES
     HELD     INDUSTRY/ISSUE                                               VALUE
--------------------------------------------------------------------------------
    2,333     Chittenden Corp.                                      $     71,600
      606     Citizens & Northern Corp.                                   13,332
    4,000     Citizens Banking Corp.                                     106,000
    2,428     Citizens South Banking Corp.                                31,418
    1,500     City Holding Co.                                            61,335
    3,400     City National Corp.                                        242,080
      450     CityBank                                                    16,042
      980     Clifton Savings Bancorp, Inc.                               11,946
    1,250     CoBiz, Inc.                                                 27,550
   10,155     The Colonial BancGroup, Inc.                               261,390
      500     Colony Bankcorp, Inc.                                        8,850
    2,030     Columbia Banking System, Inc.                               71,294
      100     Comm Bancorp, Inc.                                           4,311
    4,939     Commerce Bancshares, Inc.                                  239,107
      456     Commercial Bankshares, Inc.                                 17,305
      100     Commercial National Financial Corp.                          1,940
    1,700     Community Bancorp(a)                                        51,323
    1,600     Community Bank System, Inc.                                 36,800
    1,205     Community Banks, Inc.                                       33,451
      880     Community Trust Bancorp, Inc.                               36,546
    5,300     Corus Bankshares, Inc.(f)                                  122,271
    3,940     Cullen/Frost Bankers, Inc.                                 219,931
   10,550     Doral Financial Corp.                                       30,278
    5,390     East-West Bancorp, Inc.                                    190,914
    1,400     EuroBancshares, Inc.(a)                                     12,446
      250     Exchange National Bancshares, Inc.                           7,875
      300     FNB Corp., North Carolina                                    5,502
    2,985     FNB Corp., Pennsylvania                                     54,536
      300     FNB Corp., Virginia                                         12,465
    1,406     FNB Financial Services Corp.                                20,837
      300     Farmers Capital Bank Corp.                                  10,188
    2,000     Financial Institutions, Inc.                                46,100
      600     First Bancorp, North Carolina                               13,104
    4,800     First BanCorp, Puerto Rico                                  45,744
      750     First Busey Corp.                                           17,287
    3,500     First Cash Financial Services, Inc.(a)                      90,545
    3,000     First Charter Corp.                                         73,800
      700     First Citizens BancShares, Inc. Class A                    141,848
    4,100     First Commonwealth Financial Corp.                          55,063
    1,200     First Federal Bancshares of Arkansas, Inc.                  29,184
    4,710     First Financial Bancorp                                     78,233
      566     First Financial Bankshares, Inc.                            23,693
      326     First Financial Service Corp.                               10,041
      600     First M&F Corp.                                             11,652
      815     First Merchants Corp.                                       22,160
    4,175     First Midwest Bancorp, Inc.                                161,489
    1,512     First Mutual Bancshares, Inc.                               35,048
    8,306     First Niagara Financial Group, Inc.                        123,427
      200     The First of Long Island Corp.                               8,754
      600     First Regional Bancorp(a)                                   20,454
    2,870     First Republic Bank                                        112,160
      600     First South Bancorp, Inc.(f)                                19,134
    2,200     First State Bancorp.                                        54,450
    4,300     FirstMerit Corp.                                           103,802
    3,200     Franklin Bank Corp.(a)                                      65,728
    1,900     Frontier Financial Corp.                                    55,537
   12,111     Fulton Financial Corp.                                     202,254
      661     German American Bancorp, Inc.                                9,499
      600     Great Southern Bancorp, Inc.                                17,706
    4,064     Greater Bay Bancorp                                        107,005
      456     Greater Community Bancorp                                    8,167
    1,600     Hancock Holding Co.                                         84,544
    2,856     Hanmi Financial Corp.                                       64,346
    1,698     Harleysville National Corp.                                 32,788
      700     Heritage Commerce Corp.                                     18,648
    1,200     Home Federal Bancorp                                        34,176
      625     Horizon Financial Corp.                                     15,038
   43,194     Hudson City Bancorp, Inc.                                  599,533
      800     Independent Bank Corp.                                      28,824
    2,200     Integra Bank Corp.                                          60,544
      975     Interchange Financial Services Corp.                        22,415
    2,175     Internet Capital Group, Inc.(a)                             22,315
    1,200     Intervest Bancshares Corp.(a)                               41,292
    1,500     Irwin Financial Corp.                                       33,945
    2,500     Jefferson Bancshares, Inc.                                  32,550
    4,500     Kearny Financial Corp.                                      72,270

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DECEMBER 31, 2006

   SHARES
     HELD     INDUSTRY/ISSUE                                               VALUE
--------------------------------------------------------------------------------
      500     LSB Bancshares, Inc.                                  $      8,450
      500     Lakeland Financial Corp.                                    12,765
      250     MASSBANK Corp.                                               8,222
      750     Macatawa Bank Corp.                                         15,945
      801     MainSource Financial Group, Inc.                            13,571
    1,115     Mercantile Bank Corp.                                       42,035
    7,149     Mercantile Bankshares Corp.                                334,502
      350     Merchants Bancshares, Inc.                                   8,050
    1,400     Mid-State Bancshares                                        50,946
    1,000     Midwest Banc Holdings, Inc.                                 23,750
    1,460     NBT Bancorp, Inc.                                           37,245
    3,100     Nara Bancorp, Inc.                                          64,852
    1,733     National Penn Bancshares, Inc.                              35,093
    6,500     NetBank, Inc.                                               30,160
    5,400     NewAlliance Bancshares, Inc.                                88,560
    2,200     North Valley Bancorp                                        40,656
      300     Northern States Financial Corp.                              5,805
      157     Norwood Financial Corp.                                      4,945
      700     OceanFirst Financial Corp.                                  16,051
      875     Ohio Valley Banc Corp.                                      22,006
    4,332     Old National Bancorp                                        81,961
    1,800     Old Second Bancorp, Inc.                                    52,740
      546     Omega Financial Corp.                                       17,428
    1,394     Oriental Financial Group                                    18,052
    2,060     PFF Bancorp, Inc.                                           71,091
    1,000     Pamrapo Bancorp, Inc.                                       23,440
      830     Park National Corp.                                         82,170
      300     Parkvale Financial Corp.                                     9,525
      563     Peapack-Gladstone Financial Corp.                           15,820
    2,600     PennFed Financial Services, Inc.                            50,232
      400     Pennsylvania Commerce Bancorp, Inc.(a)                      10,520
      200     Peoples Bancorp                                              3,870
      595     Peoples Bancorp, Inc.                                       17,672
      242     Peoples Bancorp of North Carolina, Inc.                      6,781
    1,120     Peoples Banctrust Co., Inc.                                 28,381
   10,913     People's Bank                                              486,938
    1,200     Peoples Financial Corp.                                     32,160
      380     Pinnacle Financial Partners, Inc.(a)                        12,608
    2,900     Placer Sierra Bancshares                                    68,933
   21,839     Popular, Inc.                                              392,010
    2,000     Porter Bancorp, Inc.                                        44,380
    1,000     Preferred Bank                                              60,090
    2,300     PrivateBancorp, Inc.                                        95,749
    3,200     Prosperity Bancshares, Inc.                                110,432
    3,156     Provident Bankshares Corp.                                 112,354
    2,503     Provident New York Bancorp                                  37,495
    3,100     Prudential Bancorp, Inc. of Pennsylvania                    41,540
    6,773     Republic Bancorp, Inc.                                      91,165
    1,284     Republic Bancorp, Inc. Class A                              32,216
    2,860     Republic First Bancorp, Inc.(a)                             36,951
    1,300     Rockville Financial, Inc.                                   23,205
      785     Royal Bancshares of Pennsylvania Class A                    20,640
    1,500     S&T Bancorp, Inc.                                           52,005
    6,000     S1 Corp.(a)                                                 33,060
    2,575     SVB Financial Group(a)                                     120,047
      210     SY Bancorp, Inc.                                             5,880
      750     Sandy Spring Bancorp, Inc.                                  28,635
      189     Savannah Bancorp, Inc.                                       5,152
    2,670     Seacoast Banking Corp. of Florida                           66,216
      450     Shore Bancshares, Inc.                                      13,550
    3,000     Signature Bank(a)                                           92,940
      500     Simmons First National Corp. Class A                        15,775
    9,204     Sky Financial Group, Inc.                                  262,682
    6,055     The South Financial Group, Inc.                            161,002
      500     Southside Bancshares, Inc.                                  12,865
    1,900     Southwest Bancorp, Inc.                                     52,934
      132     Southwest Georgia Financial Corp.                            2,548
      725     State Bancorp, Inc.                                         13,819
    2,605     Sterling Bancorp                                            51,319
    7,125     Sterling Bancshares, Inc.                                   92,768
      700     Suffolk Bancorp                                             26,691
      500     Summit Financial Group, Inc.                                 9,625
    1,188     Sun Bancorp, Inc.(a)                                        25,031

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                 (continued)

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DECEMBER 31, 2006

   SHARES
     HELD     INDUSTRY/ISSUE                                               VALUE
--------------------------------------------------------------------------------
    1,000     Superior Bancorp(a)                                   $     11,340
    4,672     Susquehanna Bancshares, Inc.                               125,583
    9,190     TCF Financial Corp.                                        251,990
   16,614     TD Banknorth, Inc.                                         536,300
    3,300     Texas Capital Bancshares, Inc.(a)                           65,604
    1,400     Texas United Bancshares, Inc.                               48,076
      632     Tompkins Trustco, Inc.                                      28,724
      900     Trico Bancshares                                            24,489
    5,260     TrustCo Bank Corp. NY                                       58,491
    3,400     Trustmark Corp.                                            111,214
    8,250     UCBH Holdings, Inc.                                        144,870
    2,620     UMB Financial Corp.                                         95,656
    1,183     USB Holding Co., Inc.                                       28,510
    4,536     Umpqua Holdings Corp.                                      133,494
      750     Union Bankshares Corp.                                      22,943
   10,700     UnionBanCal Corp.                                          655,375
      337     United Bancorp, Inc.                                         3,326
    3,400     United Bankshares, Inc.                                    131,410
    1,632     United Community Financial Corp.                            19,976
    2,200     United Western Bancorp, Inc.(a)                             43,978
    8,202     Valley National Bancorp                                    217,435
    2,300     Vineyard National Bancorp                                   52,946
    2,546     Virginia Commerce Bancorp(a)                                50,614
      450     Virginia Financial Group, Inc.                              12,596
      900     WSFS Financial Corp.                                        60,237
      800     Washington Trust Bancorp, Inc.                              22,312
    1,300     WesBanco, Inc.                                              43,589
      800     West Coast Bancorp                                          27,712
    2,200     Westamerica Bancorp.                                       111,386
    1,300     Western Alliance Bancorp(a)                                 45,201
    4,225     Whitney Holding Corp.                                      137,820
    4,900     Wilmington Trust Corp.                                     206,633
    2,300     Wilshire Bancorp, Inc.                                      43,631
    2,350     Wintrust Financial Corp.                                   112,847
    1,500     Yardville National Bancorp                                  56,580
                                                                    ------------
                                                                      14,785,535
                                                                    ------------
    BUSINESS MACHINES - 1.4%
   24,790     3Com Corp.(a)                                              101,887
    2,200     3D Systems Corp.(a)(f)                                      35,112
    3,700     ActivIdentity Corp.(a)                                      18,759
    7,700     Adaptec, Inc.(a)                                            35,882
      500     American Railcar Industries, Inc.                           17,020
    5,000     American Software Class A                                   34,650
    1,500     Analogic Corp.                                              84,210
    2,600     Arbitron, Inc.                                             112,944
    2,615     Avici Systems, Inc.(a)                                      20,266
    3,400     Avocent Corp.(a)                                           115,090
   26,840     BEA Systems, Inc.(a)                                       337,647
    1,700     Black Box Corp.                                             71,383
    4,800     Borland Software Corp.(a)                                   26,112
      600     California First National Bancorp                            8,388
    1,750     Charles & Colvard Ltd.                                      14,000
      700     Communication Intelligence(a)                                  136
    1,900     Computer Horizons Corp.(a)                                   8,588
    3,900     Concurrent Computer Corp.(a)                                 7,059
    2,100     Convera Corp.(a)(f)                                          9,639
    3,375     Cray, Inc.(a)                                               40,095
    4,500     Diebold, Inc.                                              209,700
      900     Digi International, Inc.(a)                                 12,411
    3,600     Digital Lightwave, Inc.(a)(f)                                  547
    2,300     Emageon, Inc.(a)                                            35,328
       30     Exabyte Corp.(a)                                                 -
    4,551     Fair Isaac Corp.                                           184,998
    5,000     Flow International Corp.(a)                                 55,100
    8,000     Foundry Networks, Inc.(a)                                  119,840
   16,900     Gateway, Inc.(a)                                            33,969
    2,900     Hanger Orthopedic Group, Inc.(a)                            21,837
    3,100     Hypercom Corp.(a)                                           19,685
    8,000     IKON Office Solutions, Inc.                                130,960
    4,300     Immersion Corp.(a)                                          31,175
    4,800     Input/Output, Inc.(a)                                       65,424
    9,870     Integrated Device Technology, Inc.(a)                      152,788
    2,200     InterVoice, Inc.(a)                                         16,852
    3,060     Iomega Corp.(a)                                             10,802
    1,400     iRobot Corp.(a)                                             25,284
    6,000     LTX Corp.(a)                                                33,600
    2,100     Lantronix, Inc.(a)                                           3,423
    4,700     MIPS Technologies, Inc.(a)                                  39,010
      200     MTI Technology Corp.(a)                                        150
    9,410     McData Corp.(a)                                             52,225

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2006

   SHARES
     HELD     INDUSTRY/ISSUE                                               VALUE
--------------------------------------------------------------------------------
   13,149     Microchip Technology, Inc.                            $    429,972
    2,500     Micros Systems, Inc.(a)                                    131,750
    6,200     Napster, Inc.(a)                                            22,506
    7,500     Network Engines, Inc.(a)                                    19,500
    3,100     Omnicell, Inc.(a)                                           57,753
    1,000     PAR Technology Corp.(a)                                      9,020
    6,826     Palm, Inc.(a)                                               96,178
    3,385     Premiere Global Services, Inc.(a)                           31,954
    2,500     Rackable Systems, Inc.(a)                                   77,425
      700     Rimage Corp.(a)                                             18,200
    7,543     Salesforce.com, Inc.(a)                                    274,942
    2,800     ScanSource, Inc.(a)                                         85,120
    2,200     Sigma Designs, Inc.(a)                                      55,990
    2,600     Spatialight, Inc.(a)(f)                                      3,510
      445     SumTotal Systems, Inc.(a)                                    2,692
    5,855     Sybase, Inc.(a)                                            144,619
    4,100     Tech Data Corp.(a)                                         155,267
   12,900     Total System Services, Inc.                                340,431
      940     Transact Technologies, Inc.(a)                               7,774
    5,100     VeriFone Holdings, Inc.(a)                                 180,540
    2,075     Vitria Technology, Inc.(a)                                   5,582
    3,250     Web.com, Inc.(a)                                            13,618
    3,100     White Electronic Designs Corp.(a)                           16,864
                                                                    ------------
                                                                       4,535,182
                                                                    ------------
    BUSINESS SERVICES - 9.9%
    2,840     24/7 Real Media, Inc.(a)                                    25,702
    1,000     4Kids Entertainment, Inc.(a)                                18,220
    7,100     @Road, Inc.(a)                                              51,830
    2,900     ABM Industries, Inc.                                        65,859
    3,400     AMICAS, Inc.(a)                                              9,996
    3,020     AMN Healthcare Services, Inc.(a)                            83,171
   11,100     Aastrom Biosciences, Inc.(a)                                13,653
   59,000     Accenture Ltd. Class A                                   2,178,870
    3,700     Actuate Corp.(a)                                            21,978
       40     Adept Technology, Inc.(a)                                      468
    4,590     Adesa, Inc.                                                127,372
    1,800     Administaff, Inc.                                           76,986
    1,900     Advent Software, Inc.(a)                                    67,051
    1,900     The Advisory Board Co.(a)                                  101,726
    1,800     Advo, Inc.                                                  58,680
    3,260     Affymetrix, Inc.(a)                                         75,176
    3,300     Agile Software Corp.(a)                                     20,295
   10,900     Akamai Technologies, Inc.(a)                               579,008
    1,813     Aksys Ltd.(a)(f)                                               236
    3,400     Alfacell Corp.(a)(f)                                         5,814
    4,400     Alliance Data Systems Corp.(a)                             274,868
    1,000     The Allied Defense Group, Inc.(a)                           21,250
    3,100     Allied Healthcare International, Inc.(a)                     9,083
    1,300     Alnylam Pharmaceuticals, Inc.(a)                            27,820
    2,500     Alteon, Inc.(a)                                                375
    2,800     Altiris, Inc.(a)                                            71,064
      600     Ambassadors International, Inc.                             27,372
    1,960     American Ecology Corp.                                      36,280
       48     American Independence Corp.(a)                                 518
    2,100     American Reprographics Co.(a)                               69,951
    1,400     American Superconductor Corp.(a)                            13,734
      200     Analysts International Corp.(a)                                374
      700     Angelica Corp.                                              18,060
    2,600     Ansoft Corp.(a)                                             72,280
    2,600     Answerthink, Inc.(a)                                         8,008
    2,600     Ansys, Inc.(a)                                             113,074
    4,845     aQuantive, Inc.(a)                                         119,478
   11,990     Aramark Corp.                                              401,065
    4,700     Arbinet-Thexchange, Inc.(a)                                 25,803
    4,154     Ariba, Inc.(a)                                              32,152
    6,271     Art Technology Group, Inc.(a)                               14,611
    3,900     Aspen Technology, Inc.(a)                                   42,978
    9,400     Atari, Inc.(a)                                               5,358
    2,600     Audible, Inc.(a)                                            20,618
    2,000     Authentidate Holding Corp.(a)                                3,200
    4,200     The BISYS Group, Inc.(a)                                    54,222
        7     BPO Management Services, Inc.                                   17
    1,800     Bankrate, Inc.(a)                                           68,310
      102     Baran Group Ltd.                                             1,397
      600     Barrett Business Services                                   14,052
   12,400     BearingPoint, Inc.(a)                                       97,588
    1,848     Blackbaud, Inc.                                             48,048
    2,900     Blackboard, Inc.(a)                                         87,116
      870     Blue Coat Systems, Inc.(a)                                  20,836
      100     Bottomline Technologies, Inc.(a)                             1,145

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DECEMBER 31, 2006

   SHARES
     HELD     INDUSTRY/ISSUE                                               VALUE
--------------------------------------------------------------------------------
    2,100     Bowne & Co., Inc.                                     $     33,474
    2,600     Bright Horizons Family Solutions, Inc.(a)                  100,516
    3,400     The Brink's Co.                                            217,328
   19,500     Brocade Communications Systems, Inc.(a)                    160,095
    6,600     Brookdale Senior Living, Inc.                              316,800
    1,150     BSQUARE Corp.(a)                                             3,266
    1,800     CACI International, Inc. Class A(a)                        101,700
    7,845     CBIZ, Inc.(a)                                               54,680
    1,200     CDI Corp.                                                   29,880
    5,145     CDW Corp.                                                  361,796
    2,100     COMSYS IT Partners, Inc.(a)                                 42,441
      900     CRA International, Inc.(a)                                  47,160
    3,365     CSG Systems International, Inc.(a)                          89,946
       46     Callwave, Inc.(a)                                              124
    2,200     Capella Education Co.(a)                                    53,350
    4,668     Career Education Corp.(a)                                  115,673
    4,500     Carreker Corp.(a)                                           34,380
    1,300     Casella Waste Systems, Inc.(a)                              15,899
    2,400     Catalina Marketing Corp.                                    66,000
    1,000     Catapult Communications Corp.(a)                             8,980
    2,400     Cbeyond Communications, Inc.(a)                             73,416
    3,550     Cell Genesys, Inc.(a)(f)                                    12,034
    9,300     Ceridian Corp.(a)                                          260,214
    5,100     Cerner Corp.(a)                                            232,050
    5,290     CheckFree Corp.(a)                                         212,446
    2,300     Chemed Corp.                                                85,054
    2,900     Chipotle Mexican Grill, Inc. Class A(a)(f)                 165,300
    4,533     ChoicePoint, Inc.(a)                                       178,510
    4,300     Chordiant Software, Inc.(a)                                 14,233
    3,800     Ciber, Inc.(a)                                              25,764
    1,900     Clean Harbors, Inc.(a)                                      91,979
   24,300     Clear Channel Outdoor Holdings, Inc. Class A(a)            678,213
    4,400     Cogent Communications Group, Inc.(a)                        71,368
    5,000     Cogent, Inc.(a)                                             55,050
    1,700     Collectors Universe                                         22,780
    4,100     Commvault Systems, Inc.(a)                                  82,041
    1,300     Computer Programs & Systems, Inc.                           44,187
    1,900     Concur Technologies, Inc.(a)                                30,476
    6,150     Copart, Inc.(a)                                            184,500
    7,406     Corillian Corp.(a)                                          27,921
    6,835     Corinthian Colleges, Inc.(a)                                93,161
      800     Cornell Cos., Inc.(a)                                       14,664
    2,600     Corporate Executive Board Co.                              228,020
    1,100     CoStar Group, Inc.(a)                                       58,916
      337     Courier Corp.                                               13,133
    1,600     Covansys Corp.(a)                                           36,720
    1,281     Credit Acceptance Corp.(a)                                  42,696
    3,500     Cross Country Healthcare, Inc.(a)                           76,370
    8,400     CuraGen Corp.(a)                                            38,640
    1,900     CyberSource Corp.(a)                                        20,938
      440     DG FastChannel, Inc.(a)                                      5,931
    1,000     DSL.Net, Inc.(a)                                                19
    3,800     DST Systems, Inc.(a)                                       237,994
      100     Deltathree, Inc. Class A(a)                                    126
    3,600     Deluxe Corp.                                                90,720
    2,600     Dendrite International, Inc.(a)                             27,846
    2,800     DeVry, Inc.                                                 78,400
    4,100     Digimarc Corp.(a)                                           36,162
    2,500     Digital Insight Corp.(a)                                    96,225
    2,200     Digital River, Inc.(a)                                     122,738
    3,879     Digitas, Inc.(a)                                            52,017
   19,634     Discovery Holding Co.(a)                                   315,911
    2,400     Diversa Corp.(a)                                            26,112
    3,000     DivX, Inc.(a)(f)                                            69,210
    2,500     DocuCorp International, Inc.(a)                             25,450
    2,300     Dollar Financial Corp.(a)                                   64,078
    3,900     Dot Hill Systems Corp.(a)                                   15,327
    3,400     Dun & Bradstreet Corp.(a)                                  281,486
    3,000     Dyax Corp.(a)                                                9,090
    1,800     EPIQ Systems, Inc.(a)                                       30,546
    1,775     EVCI Career Colleges Holding Corp.(a)                          781
   11,600     EarthLink, Inc.(a)                                          82,360
       10     EasyLink Services Corp.(a)                                      28
    2,500     Echelon Corp.(a)                                            20,000

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MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2006

   SHARES
     HELD     INDUSTRY/ISSUE                                               VALUE
--------------------------------------------------------------------------------
    2,600     Eclipsys Corp.(a)                                     $     53,456
    1,200     eCollege.com, Inc.(a)                                       18,780
      600     Ediets.Com, Inc.(a)                                          2,328
      700     Educate, Inc.(a)                                             4,984
    3,100     eFunds Corp.(a)                                             85,250
       20     Egain Communications Corp.(a)                                   26
       40     eLoyalty Corp.(a)                                              746
    4,200     Embarcadero Technologies, Inc.(a)                           25,704
   13,492     Emdeon Corp.(a)                                            167,166
      626     eMerge Interactive, Inc.(a)                                    601
    6,800     Encysive Pharmaceuticals, Inc.(a)                           28,628
    2,300     Ennis, Inc.                                                 56,258
    4,200     Entrust, Inc.(a)                                            17,934
    3,800     Epicor Software Corp.(a)                                    51,338
    2,975     eResearch Technology, Inc.(a)                               20,022
    1,300     Essex Corp.(a)                                              31,083
    2,945     Euronet Worldwide, Inc.(a)                                  87,437
        2     Evolve Software, Inc.(a)                                         -
    3,200     Evolving Systems, Inc.(a)                                    3,712
    8,900     Exelixis, Inc.(a)                                           80,100
    3,000     ExlService Holdings, Inc.(a)                                63,120
      900     Exponent, Inc.(a)                                           16,794
    2,100     F5 Networks, Inc.(a)                                       155,841
    1,600     FTD Group, Inc.(a)                                          28,624
    2,050     FTI Consulting, Inc.(a)                                     57,174
    3,350     Factset Research Systems, Inc.                             189,208
    2,800     FalconStor Software, Inc.(a)                                24,220
    3,700     First Advantage Corp. Class A(a)                            84,952
    3,600     First Consulting Group, Inc.(a)                             49,536
      108     Five Star Quality Care, Inc.(a)                              1,204
    1,300     Forrester Research, Inc.(a)                                 35,243
    3,300     Franklin Covey Co.(a)                                       23,034
    2,100     G&K Services, Inc. Class A                                  81,669
    3,900     GP Strategies Corp.(a)                                      32,370
    1,103     GSE Systems, Inc.(a)                                         7,335
    1,700     GTSI Corp.(a)                                               15,742
    3,160     Gaiam, Inc.(a)                                              43,229
    3,300     Gentiva Health Services, Inc.(a)                            62,898
    1,800     The Geo Group, Inc.(a)                                      67,536
    2,700     Gevity HR, Inc.                                             63,963
      100     Gliatech, Inc.(a)                                                -
    3,900     Global Cash Access, Inc.(a)                                 63,297
    4,100     Global Imaging Systems, Inc.(a)                             89,995
    6,420     Global Payments, Inc.                                      297,246
      300     Globix Corp.(a)                                              1,305
    1,800     Greenfield Online, Inc.(a)                                  25,740
      200     Gulfport Energy Corp.(a)                                     2,718
    6,400     Hansen Natural Corp.(a)                                    215,232
    7,900     Harris Interactive, Inc.(a)                                 39,816
    4,300     Harte-Hanks, Inc.                                          119,153
    1,900     Heidrick & Struggles International, Inc.(a)                 80,484
    7,220     Hewitt Associates, Inc. Class A(a)                         185,915
    2,100     Horizon Health Corp.(a)                                     41,097
    2,600     Hudson Highland Group, Inc.(a)                              43,368
    1,900     Huron Consulting Group, Inc.(a)                             86,146
    4,679     Hyperion Solutions Corp.(a)                                168,163
    2,300     i2 Technologies, Inc.(a)(f)                                 52,486
      800     ICT Group, Inc.(a)                                          25,272
    3,200     IHS, Inc. Class A(a)                                       126,336
    1,580     IPIX Corp.(a)                                                    -
    3,010     ITT Educational Services, Inc.(a)                          199,774
    2,000     Idenix Pharmaceuticals, Inc.(a)                             17,380
    2,100     iGate Corp.(a)                                              14,448
    2,800     I-many, Inc.(a)                                              4,620
    1,600     Imergent, Inc.(a)(f)                                        45,824
    1,400     Indus International, Inc.(a)                                 5,306
    1,000     Infinity Pharmaceuticals, Inc.(a)                           12,450
    1,600     Infocrossing, Inc.(a)                                       26,080
    3,900     InFocus Corp.(a)                                            10,413
    4,800     Informatica Corp.(a)                                        58,608
    2,700     Inforte Corp.(a)                                            10,098
    2,940     InfoSpace, Inc.(a)                                          60,299
    3,200     infoUSA, Inc.                                               38,112
    4,700     Innerworkings, Inc.(a)                                      75,012
    1,093     Innovative Solutions & Support, Inc.(a)                     18,614
    1,800     Insteel Industries, Inc.                                    32,022
      366     Insure.com, Inc.(a)                                          1,398
       83     InsWeb Corp.(a)                                                263
      600     Integral Systems, Inc.                                      13,902

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MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2006

   SHARES
     HELD     INDUSTRY/ISSUE                                               VALUE
--------------------------------------------------------------------------------
    3,700     Integrated Alarm Services Group, Inc.(a)(f)           $     12,025
    2,100     Interactive Intelligence, Inc.(a)                           47,082
    4,200     Intermec, Inc.(a)                                          101,934
    2,010     Internap Network Services Corp.(a)                          39,939
    1,000     Intersections, Inc.(a)                                      10,560
    2,800     Interwoven, Inc.(a)                                         41,076
    2,100     Intevac, Inc.(a)                                            54,495
      125     Intrusion, Inc.(a)                                              56
    2,680     inVentiv Health, Inc.(a)                                    94,738
    3,500     Invitrogen Corp.(a)                                        198,065
    3,600     Ipass, Inc.(a)                                              21,168
    8,650     Iron Mountain, Inc.(a)                                     357,591
    1,900     JDA Software Group, Inc.(a)                                 26,163
    6,000     Jack Henry & Associates, Inc.                              128,400
    3,785     Jacobs Engineering Group, Inc.(a)                          308,629
    1,900     John H. Harland Co.                                         95,380
    1,900     Jupitermedia Corp.(a)                                       15,048
    1,900     Kanbay International, Inc.(a)                               54,663
    3,636     Keane, Inc.(a)                                              43,305
    2,000     Kelly Services, Inc. Class A                                57,880
    2,100     Kenexa Corp.(a)                                             69,846
    1,500     Keryx Biopharmaceuticals, Inc.(a)                           19,950
    1,300     Keynote Systems, Inc.(a)                                    13,780
    3,970     Kforce, Inc.(a)                                             48,315
    3,695     Kinder Morgan Management, LLC(a)                           168,788
    1,700     Kintera, Inc.(a)                                             2,125
    3,300     Knology, Inc.(a)                                            35,112
    1,400     Korn/Ferry International(a)                                 32,144
    2,875     Kronos, Inc.(a)                                            105,627
    5,551     L-1 Identity Solutions, Inc.(a)                             83,987
    1,300     LECG Corp.(a)                                               24,024
       42     LQ Corp., Inc.(a)                                               47
    3,200     Labor Ready, Inc.(a)                                        58,656
    7,907     Lamar Advertising Co. Class A(a)                           517,039
    2,900     Laureate Education, Inc.(a)                                141,027
    8,600     Lawson Software, Inc.(a)                                    63,554
      900     Layne Christensen Co.(a)                                    29,547
    3,800     Learning Tree International, Inc.(a)                        33,782
      100     Level 8 Systems, Inc.(a)                                         2
    2,419     Lightbridge, Inc.(a)                                        32,753
    1,500     Lincoln Educational Services Corp.(a)                       20,235
    2,700     Lionbridge Technologies, Inc.(a)                            17,388
    5,600     LivePerson, Inc.(a)                                         29,400
      500     Local.com Corp.(a)                                           2,025
    2,200     LoJack Corp.(a)                                             37,576
    1,342     LookSmart, Ltd.(a)                                           5,985
    1,200     Luminex Corp.(a)                                            15,240
      900     MAXIMUS, Inc.                                               27,702
    4,400     MIVA, Inc.(a)                                               14,916
    3,500     MPS Group, Inc.(a)                                          49,630
    1,700     MSC.Software Corp.(a)                                       25,891
      200     MWI Veterinary Supply, Inc.(a)                               6,460
    2,900     Macquarie Infrastructure Co. Trust                         102,892
    3,390     Macrovision Corp.(a)                                        95,801
    2,040     Magma Design Automation, Inc.(a)                            18,217
    3,900     Management Network Group, Inc.(a)                            5,850
    1,700     Manhattan Associates, Inc.(a)                               51,136
    5,416     Manpower, Inc.                                             405,821
    1,695     Mantech International Corp. Class A(a)                      62,427
    1,200     Mapinfo Corp.(a)                                            15,660
    2,400     Marchex, Inc. Class B                                       32,112
    1,200     MarketAxess Holdings, Inc.(a)                               16,284
    2,200     Marlin Business Services, Inc.(a)                           52,866
    2,087     Matria Healthcare, Inc.(a)                                  59,960
    1,600     Maxygen, Inc.(a)                                            17,232
    8,377     McAfee, Inc.(a)                                            237,739
    4,100     Mechanical Technology, Inc.(a)                               7,749
    1,800     Medical Staffing Network Holdings, Inc.(a)                  10,566
    3,000     Mentor Graphics Corp.(a)                                    54,090
    3,500     Merge Technologies, Inc.(a)                                 22,890
      925     Metro One Telecommunications(a)                              2,386
      400     Michael Baker Corp.(a)                                       9,060
      990     MicroStrategy, Inc. Class A(a)                             112,870
    7,400     Microvision, Inc.(a)                                        23,606

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DECEMBER 31, 2006

   SHARES
     HELD     INDUSTRY/ISSUE                                               VALUE
--------------------------------------------------------------------------------
    3,700     Millennium Cell, Inc.(a)(f)                           $      3,330
    5,966     Mindspeed Technologies, Inc.(a)                             11,395
    1,100     Mobius Management Systems, Inc.(a)                           7,315
      400     Moldflow Corp.(a)                                            5,556
    1,900     Momenta Pharmaceuticals, Inc.(a)                            29,887
    3,600     Morgans Hotel Group Co.(a)                                  60,948
    2,200     Morningstar, Inc.(a)                                        99,110
    6,000     NAVTEQ Corp.(a)                                            209,820
    3,200     NIC, Inc.(a)                                                15,904
    2,800     NMS Communications Corp.(a)                                  5,740
    1,900     NMT Medical, Inc.(a)                                        25,707
      800     NVE Corp.(a)(f)                                             24,576
    4,200     National Instruments Corp.                                 114,408
      240     Natural Health Trends Corp.(a)                                 360
    2,000     Nautilus, Inc.                                              28,000
    2,800     Navigant Consulting, Inc.(a)                                55,328
       13     NaviSite, Inc.(a)                                               90
    3,820     Netflix, Inc.(a)                                            98,785
       57     NetManage, Inc.(a)                                             302
    2,100     NetRatings, Inc.(a)                                         36,771
      200     NetScout Systems, Inc.(a)                                    1,660
       20     NetSol Technologies, Inc.(a)                                    27
    4,600     NeuStar, Inc. Class A(a)                                   149,224
      200     New Century Equity Holdings Corp.                               42
    3,900     New Frontier Media, Inc.                                    37,479
    6,300     NexCen Brands, Inc.(a)                                      45,549
    1,100     Nighthawk Radiology Holdings, Inc.(a)                       28,050
    2,900     NutriSystem, Inc.(a)                                       183,831
    3,200     Odyssey Marine Exploration, Inc.(a)                          9,344
    1,900     Omniture, Inc.(a)                                           26,752
    1,500     On Assignment, Inc.(a)                                      17,625
      200     On2 Technologies, Inc.(a)                                      240
    1,100     Online Resources Corp.(a)                                   11,231
       60     Onvia, Inc.(a)                                                 354
    1,200     Open Solutions, Inc.(a)                                     45,168
   13,000     OpenTV Corp.(a)                                             30,160
    7,561     Openwave Systems, Inc.(a)                                   69,788
    1,200     Opnet Technologies, Inc.(a)                                 17,340
    4,500     Opsware, Inc.(a)                                            39,690
    4,037     Option Care, Inc.                                           57,527
    3,200     Orbital Sciences Corp.(a)                                   59,008
    1,745     Orchid Cellmark, Inc.(a)                                     5,410
      800     Overland Storage, Inc.(a)                                    3,600
      700     PC Mall, Inc.(a)                                             7,378
    1,200     PC-Tel, Inc.(a)                                             11,220
      900     PDI, Inc.(a)                                                 9,135
    3,000     PHH Corp.(a)                                                86,610
    4,591     PLATO Learning, Inc.(a)                                     24,837
      600     PRA International, Inc.(a)                                  15,162
      570     PRG-Schultz International, Inc.(a)                           4,560
    3,500     Pacific Ethanol, Inc.(a)(f)                                 53,830
    2,000     Packeteer, Inc.(a)                                          27,200
    2,907     Panacos Pharmaceuticals, Inc.(a)                            11,655
    2,300     Paxar Corp.(a)                                              53,038
      500     Pegasystems, Inc.                                            4,935
    2,200     People Support, Inc.(a)                                     46,310
    3,000     Perficient, Inc.(a)                                         49,230
    6,500     Perot Systems Corp. Class A(a)                             106,535
    3,795     Per-Se Technologies, Inc.(a)                               105,425
      120     Pfsweb, Inc.(a)                                                132
    2,050     PharmaNet Development Group, Inc.(a)                        45,244
      700     Phase Forward, Inc.(a)                                      10,486
    1,800     Phoenix Technologies Ltd.(a)                                 8,100
    5,529     Polycom, Inc.(a)                                           170,901
    2,300     Pomeroy IT Solutions, Inc.(a)                               17,457
       33     Poniard Pharmaceuticals, Inc.(a)                               167
    1,030     Pre-Paid Legal Services, Inc.(a)(f)                         40,304
       10     Prescient Applied Intelligence, Inc.(a)                          1
    3,133     Priceline.com, Inc.(a)                                     136,630
    1,300     Primus Guaranty Ltd.(a)                                     15,015
    1,600     Princeton Review, Inc.(a)                                    8,448
    3,600     Progress Software Corp.(a)                                 100,548
    1,800     ProQuest Co.(a)                                             18,810
      102     Protection One, Inc.                                         1,142
    1,700     The Providence Service Corp.(a)                             42,721
    1,700     QAD, Inc.                                                   14,263

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DECEMBER 31, 2006

   SHARES
     HELD     INDUSTRY/ISSUE                                               VALUE
--------------------------------------------------------------------------------
    2,000     Quality Systems, Inc.                                 $     74,540
    8,700     Quest Software, Inc.(a)                                    127,455
      500     Quixote Corp.                                                9,835
    1,500     Quovadx, Inc.(a)                                             4,230
    5,522     R.H. Donnelley Corp.(a)                                    346,395
    6,375     RPC, Inc.                                                  107,610
    1,700     Radiant Systems, Inc.(a)                                    17,748
    8,600     RealNetworks, Inc.(a)                                       94,084
   12,900     Red Hat, Inc.(a)                                           296,700
    3,700     Redback Networks, Inc.(a)                                   92,278
    1,700     Renaissance Learning, Inc.                                  30,141
    7,400     Republic Services, Inc. Class A                            300,958
    4,200     Resources Connection, Inc.(a)                              133,728
    1,465     Rigel Pharmaceuticals, Inc.(a)                              17,390
    2,000     RightNow Technologies, Inc.(a)                              34,440
    5,400     Riverbed Technology, Inc.(a)(f)                            165,780
    2,400     Rural Cellular Corp. Class A(a)                             31,536
    4,100     Rural/Metro Corp.(a)                                        33,128
    4,033     SAVVIS, Inc.(a)                                            143,978
    2,415     The SCO Group, Inc.(a)                                       2,705
    4,900     SM&A(a)                                                     28,420
    1,400     SPAR Group, Inc.(a)                                          1,694
    2,009     SPSS, Inc.(a)                                               60,411
    2,500     SRA International, Inc. Class A(a)                          66,850
    2,400     SYKES Enterprises, Inc.(a)                                  42,336
      800     SYNNEX Corp.(a)                                             17,552
    1,229     Saba Software, Inc.(a)                                       7,657
    1,434     SafeNet, Inc.(a)                                            34,330
       30     Salon Media Group, Inc.(a)                                      60
    7,700     Sapient Corp.(a)                                            42,273
      100     Scientific Learning Corp.(a)                                   549
    1,900     SeaChange International, Inc.(a)                            19,418
    3,200     Secure Computing Corp.(a)                                   20,992
    5,700     Selectica, Inc.(a)                                          10,089
    2,800     Senomyx, Inc.(a)                                            36,372
      666     Sequenom, Inc.(a)                                            3,117
   20,500     The ServiceMaster Co.                                      268,755
   98,225     Sirius Satellite Radio, Inc.(a)(f)                         347,717
    3,200     Sirona Dental Systems, Inc.                                123,232
    4,400     Sitel Corp.(a)                                              18,568
    2,500     Smith Micro Software, Inc.(a)                               35,475
    6,500     Sonic Foundry, Inc.(a)                                      30,550
    3,700     SonicWALL, Inc.(a)                                          31,154
    3,200     Spartech Corp.                                              83,904
    3,600     Spherion Corp.(a)                                           26,748
      100     Standard Parking Corp.(a)                                    3,841
    1,800     The Standard Register Co.                                   21,600
    2,900     Stanley, Inc.(a)                                            49,039
      800     Startek, Inc.                                               10,832
    3,000     Stericycle, Inc.(a)                                        226,500
      620     Stratasys, Inc.(a)                                          19,474
    6,000     Strategic Diagnostics, Inc.(a)                              22,680
    1,100     Strayer Education, Inc.                                    116,655
    3,000     SupportSoft, Inc.(a)                                        16,440
   16,700     Sycamore Networks, Inc.(a)                                  62,792
    2,300     Symyx Technologies Inc.(a)                                  49,657
   11,000     Synagro Technologies, Inc.                                  48,620
      800     Synchronoss Technologies, Inc.(a)                           10,976
    8,405     Synopsys, Inc.(a)                                          224,666
    1,600     Synplicity, Inc.(a)                                         10,016
    1,700     Syntel, Inc.                                                45,560
    1,300     Sypris Solutions, Inc.                                       9,035
   16,200     TIBCO Software, Inc.(a)                                    152,928
      600     TNS, Inc.(a)                                                11,550
      800     TRC Cos., Inc.(a)                                            6,904
      100     Taleo Corp. Class A(a)                                       1,367
    3,123     Talx Corp.                                                  85,726
      880     Tapestry Pharmaceuticals, Inc.(a)                            1,716
       15     Technology Solutions Co.(a)                                    103
    2,300     TechTeam Global, Inc.(a)                                    25,875
      200     TeleCommunication Systems, Inc. Class A(a)                     620
    4,600     TeleTech Holdings, Inc.(a)                                 109,848
      200     Tenfold Corp.(a)                                                66
    5,625     Tetra Tech, Inc.(a)                                        101,756
    6,050     Tetra Technologies, Inc.(a)                                154,759
    1,500     TheStreet.com, Inc.                                         13,350
    2,000     Thomas Group, Inc.                                          30,080
    4,200     TradeStation Group, Inc.(a)                                 57,750
    2,900     Transaction Systems Architects, Inc. Class A(a)             94,453
    3,400     Trident Microsystems, Inc.(a)                               61,812

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DECEMBER 31, 2006

   SHARES
     HELD     INDUSTRY/ISSUE                                               VALUE
--------------------------------------------------------------------------------
    4,300     Trizetto Group(a)                                     $     78,991
    8,777     Tumbleweed Communications Corp.(a)                          23,084
    3,600     URS Corp.(a)                                               154,260
    2,500     Ultimate Software Group, Inc.(a)                            58,150
   10,700     Unigene Laboratories, Inc.(a)                               26,643
    3,653     United Online, Inc.                                         48,512
      600     Universal Electronics, Inc.(a)                              12,612
    1,255     Universal Technical Institute, Inc.(a)                      27,874
       16     Uphonia, Inc.(a)                                                 -
    3,600     VA Software Corp.(a)                                        18,108
    1,700     VASCO Data Security International, Inc.(a)                  20,077
    6,355     ValueClick, Inc.(a)                                        150,169
    1,900     Verint Systems, Inc.(a)                                     65,132
    1,574     Verso Technologies, Inc.(a)(f)                               1,810
       65     VerticalNet, Inc.(a)                                            44
    1,200     Vertrue, Inc.(a)                                            46,092
    2,250     Viad Corp.                                                  91,350
    6,030     Viewpoint Corp.(a)                                           4,041
    1,730     Vignette Corp.(a)                                           29,531
    3,800     VistaPrint Ltd.(a)                                         125,818
      900     Vital Images, Inc.(a)                                       31,320
    1,600     Volt Information Sciences, Inc.(a)                          80,336
    3,150     Waste Connections, Inc.(a)                                 130,883
      100     Waste Industries USA, Inc.                                   3,052
    3,440     Watson Wyatt Worldwide, Inc.                               155,316
      666     Wave Systems Corp. Class A(a)                                1,712
    2,800     WebEx Communications, Inc.(a)                               97,692
    4,200     WebMD Health Corp. Class A(a)                              168,084
    3,200     webMethods, Inc.(a)                                         23,552
    2,800     Websense, Inc.(a)                                           63,924
      400     WebSideStory, Inc.(a)                                        5,064
    2,800     Website Pros, Inc.(a)                                       25,340
    6,350     Weight Watchers International, Inc.                        333,566
      500     Westaff, Inc.(a)                                             2,745
    5,000     Wind River Systems, Inc.(a)                                 51,250
    4,400     Wireless Facilities, Inc.(a)                                12,540
    3,400     Witness Systems, Inc.(a)                                    59,602
      200     Worldgate Communications(a)                                    268
    7,600     Wynn Resorts Ltd.                                          713,260
    3,400     Zix Corp.(a)(f)                                              4,046
                                                                    ------------
                                                                      32,270,274
                                                                    ------------
    CHEMICALS - 1.7%
    1,000     AEP Industries, Inc.(a)                                     53,310
    1,600     AMCOL International Corp.                                   44,384
    1,425     Aceto Corp.                                                 12,312
    3,800     Airgas, Inc.                                               153,976
    3,200     Albemarle Corp.                                            229,760
    1,400     Anika Therapeutics, Inc.(a)                                 18,578
    1,200     Arch Chemicals, Inc.                                        39,972
    1,500     Bio-Rad Laboratories, Inc. Class A(a)                      123,780
    2,700     Brady Corp.                                                100,656
    4,400     Cabot Corp.                                                191,708
    4,400     Calgon Carbon Corp.(a)(f)                                   27,280
   10,400     Celanese Corp. Series A                                    269,152
   10,900     Chemtura Corp.                                             104,967
    2,300     Cytec Industries, Inc.                                     129,973
   11,836     Entegris, Inc.(a)                                          128,066
    3,600     Ferro Corp.                                                 74,484
    3,200     Georgia Gulf Corp.                                          61,792
    3,400     H.B. Fuller Co.                                             87,788
      300     Hawkins, Inc.                                                4,290
   14,100     Huntsman Corp.(a)                                          267,477
      550     KMG Chemicals, Inc.                                          5,500
    1,600     Koppers Holdings, Inc.                                      41,712
    3,382     Kronos Worldwide, Inc.                                     110,118
    4,100     Landec Corp.(a)                                             44,116
    3,415     Lubrizol Corp.                                             171,194
   13,856     Lyondell Chemical Co.                                      354,298
    1,600     MacDermid, Inc.                                             54,560
      450     Mace Security International, Inc.(a)                         1,152
    1,600     Matrixx Initiatives, Inc.(a)                                25,488
   30,000     The Mosaic Co.(a)                                          640,800
    8,600     Nalco Holding Co.(a)                                       175,956
      720     NewMarket Corp.                                             42,516
    1,900     Nuco2, Inc.(a)                                              46,721

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DECEMBER 31, 2006

   SHARES
     HELD     INDUSTRY/ISSUE                                               VALUE
--------------------------------------------------------------------------------
    2,200     OM Group, Inc.(a)                                     $     99,616
    4,692     Olin Corp.                                                  77,512
    2,400     Omnova Solutions, Inc.(a)                                   10,992
    2,000     OxiGene, Inc.(a)                                             9,600
      400     Penford Corp.                                                6,920
    5,500     PolyOne Corp.(a)                                            41,250
      600     Quaker Chemical Corp.                                       13,242
    6,400     RPM International, Inc.                                    133,696
    4,400     Rentech, Inc.(a)(f)                                         16,588
    1,900     Repligen Corp.(a)                                            5,339
    3,800     Rockwood Holdings, Inc.(a)                                  95,988
    1,600     Rogers Corp.(a)                                             94,640
    3,900     Rollins, Inc.                                               86,229
    2,800     SRS Labs Inc.(a)                                            30,296
    2,500     Schawk, Inc.                                                48,850
    3,100     Schulman A, Inc.                                            68,975
    2,200     Sensient Technologies Corp.                                 54,120
      400     Stepan Co.                                                  12,668
    1,300     TOR Minerals International, Inc.(a)                          3,653
    2,200     Terra Nitrogen Co. LP                                       74,910
    1,600     Tredegar Corp.                                              36,176
    1,300     Trex Co., Inc.(a)(f)                                        29,757
    4,500     Tronox, Inc. Class A                                        71,955
    4,800     UAP Holding Corp.                                          120,864
    5,700     Valspar Corp.                                              157,548
    1,900     WD-40 Co.                                                   66,253
    3,900     WR Grace & Co.(a)                                           77,220
    4,000     Wellman, Inc.                                               12,760
    4,500     Westlake Chemical Corp.                                    141,210
    2,600     Zoltek Cos., Inc.(a)(f)                                     51,142
                                                                    ------------
                                                                       5,587,805
                                                                    ------------
    CONSTRUCTION - 1.8%
      400     Ablest, Inc.(a)                                              2,596
    1,900     American Woodmark Corp.(f)                                  79,515
      400     Ameron International Corp.                                  30,548
    3,700     Apogee Enterprises, Inc.                                    71,447
    7,800     Armstrong Holdings, Inc.(a)                                  2,379
    3,200     Armstrong World Industries, Inc.(a)                        135,648
    4,200     Beacon Roofing Supply, Inc.(a)                              79,044
    2,564     Beazer Homes USA, Inc.                                     120,534
    2,000     BlueLinx Holdings, Inc.                                     20,800
    1,876     Brookfield Homes Corp.(f)                                   70,444
    2,600     Bucyrus International, Inc.                                134,576
    1,900     Builders FirstSource, Inc.(a)                               33,877
    2,880     Building Material Holding Corp.                             71,107
      410     Cavco Industries, Inc.(a)                                   14,366
    2,275     Ceradyne, Inc.(a)                                          128,537
    3,800     Comstock Homebuilding Cos., Inc. Class A(a)(f)              21,850
      500     Dominion Homes, Inc.(a)(f)                                   2,635
    2,133     Dycom Industries, Inc.(a)                                   45,049
    1,800     EMCOR Group, Inc.(a)                                       102,330
    4,220     Eagle Materials, Inc.                                      182,431
    1,700     ElkCorp                                                     69,853
    3,975     Florida Rock Industries, Inc.                              171,124
    2,850     Granite Construction, Inc.                                 143,412
      400     Home Solutions of America, Inc.(a)                           2,344
    3,000     Hovnanian Enterprises, Inc. Class A(a)                     101,700
    1,400     Huttig Building Products, Inc.(a)                            7,406
    1,400     InfraSource Services, Inc.(a)                               30,478
    2,900     Insituform Technologies, Inc. Class A(a)                    74,994
    1,800     Interline Brands, Inc.(a)                                   40,446
      800     International Aluminum Corp.                                39,000
   10,300     KBR, Inc.(a)                                               269,448
      300     LS Starrett Co. Class A                                      4,875
    1,850     LSI Industries, Inc.                                        36,722
    1,380     Levitt Corp. Class A                                        16,891
    3,316     MDC Holdings, Inc.                                         189,178
    1,200     M/I Homes, Inc.                                             45,828
    2,900     Martin Marietta Materials, Inc.                            301,339
    2,600     Mastec, Inc.(a)                                             30,004
    1,600     Meritage Homes Corp.(a)                                     76,352
    1,500     NCI Building Systems, Inc.(a)                               77,625
      419     NVR, Inc.(a)                                               270,255
    6,400     Owens Corning, Inc.(a)                                     191,360
      500     PGT, Inc.(a)                                                 6,325
    2,300     Palm Harbor Homes, Inc.(a)                                  32,246
      100     Patriot Transportation Holding, Inc.(a)                      9,336
      500     Performance Technologies, Inc.(a)                            2,995

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DECEMBER 31, 2006

   SHARES
     HELD     INDUSTRY/ISSUE                                               VALUE
--------------------------------------------------------------------------------
    1,400     Perini Corp.(a)                                       $     43,092
    6,400     Quanta Services, Inc.(a)                                   125,888
    3,400     Quest Resource Corp.(a)                                     34,340
    3,100     Ryland Group, Inc.                                         169,322
    8,300     SBA Communications Corp. Class A(a)                        228,250
    2,200     Simpson Manufacturing Co., Inc.(f)                          69,630
      400     Skyline Corp.                                               16,088
    4,700     Standard-Pacific Corp.                                     125,913
    3,300     Technical Olympic USA, Inc.                                 33,561
    2,000     Texas Industries, Inc.                                     128,460
    9,100     Toll Brothers, Inc.(a)                                     293,293
      500     UMH Properties, Inc.                                         7,685
    5,100     US Concrete, Inc.(a)                                        36,312
    6,600     USG Corp.(a)                                               361,680
    4,000     WCI Communities, Inc.(a)                                    76,720
    3,500     WESCO International, Inc.(a)                               205,835
    4,100     Walter Industries, Inc.                                    110,905
    5,300     Westell Technologies, Inc. Class A(a)                       13,250
    3,800     Williams Scotsman International, Inc.(a)                    74,556
                                                                    ------------
                                                                       5,746,029
                                                                    ------------
    CONSUMER DURABLES - 0.7%
    1,700     American Technology Corp.(a)                                 6,664
    1,665     Applica, Inc.(a)                                            13,303
    5,740     Avis Budget Group, Inc.                                    124,501
      800     Bassett Furniture Industries, Inc.                          13,072
    4,400     Champion Enterprises, Inc.(a)                               41,184
    1,000     Compx International, Inc.                                   20,160
      700     Conn's, Inc.(a)                                             16,289
    1,000     Design Within Reach, Inc.(a)                                 4,930
    1,700     Emerson Radio(a)                                             5,355
    3,000     Ethan Allen Interiors, Inc.                                108,330
      200     Flexsteel Industries                                         2,516
    4,200     Furniture Brands International, Inc.                        68,166
   25,900     Gemstar-TV Guide International, Inc.(a)                    103,859
    2,300     Genlyte Group, Inc.(a)                                     179,653
    2,920     Griffon Corp.(a)                                            74,460
    3,000     Haverty Furniture Cos., Inc.                                44,400
    3,300     Helen of Troy Ltd.(a)                                       80,058
   21,000     Hertz Global Holdings, Inc.(a)                             365,190
    3,400     Interface, Inc. Class A(a)                                  48,348
    2,800     Kimball International, Inc. Class B                         68,040
      200     Koss Corp.                                                   4,672
    3,100     La-Z-Boy, Inc.(f)                                           36,797
    2,000     Lifetime Brands, Inc.                                       32,860
      500     Mac-Gray Corp.(a)                                            5,960
    3,764     Mohawk Industries, Inc.(a)                                 281,773
      400     National Presto Industries, Inc.                            23,948
    4,505     Restoration Hardware, Inc.(a)                               38,338
    1,700     Rockford Corp.(a)                                            4,233
      500     The Rowe Cos.(a)                                                10
      600     Salton, Inc.(a)                                              1,350
    6,100     Sealy Corp.                                                 89,975
    3,150     Select Comfort Corp.(a)                                     54,779
    1,500     Stanley Furniture Co., Inc.                                 32,175
    4,200     Sturm Ruger & Co., Inc.(a)                                  40,320
    5,400     Tempur-Pedic International, Inc.(a)                        110,484
    2,990     Toro Co.                                                   139,424
    4,300     United Rentals, Inc.(a)                                    109,349
      642     Virco Manufacturing Corp.(a)                                 5,008
                                                                    ------------
                                                                       2,399,933
                                                                    ------------
    CONTAINERS - 0.3%
   11,700     Crown Holdings, Inc.(a)                                    244,764
    9,900     Graphic Packaging Corp.(a)                                  42,867
    1,500     Greif, Inc.                                                177,600
    3,100     Mobile Mini, Inc.(a)                                        83,514
   12,500     Owens-Illinois, Inc.(a)                                    230,625
    3,000     Silgan Holdings, Inc.                                      131,760
    5,300     Sonoco Products Co.                                        201,718
                                                                    ------------
                                                                       1,112,848
                                                                    ------------
    DOMESTIC OIL - 3.0%
    6,800     Abraxas Petroleum Corp.(a)                                  21,012
    3,200     Alon USA Energy, Inc.                                       84,192
    1,600     Arena Resources, Inc.(a)                                    68,336

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DECEMBER 31, 2006

   SHARES
     HELD     INDUSTRY/ISSUE                                               VALUE
--------------------------------------------------------------------------------
    1,889     Atlas America, Inc.(a)                                $     96,282
    2,800     Atlas Pipeline Holdings LP                                  66,864
    1,300     Basic Energy Services, Inc.(a)                              32,045
    3,800     Bill Barrett Corp.(a)                                      103,398
    2,400     Bois d'Arc Energy, Inc.(a)                                  35,112
    9,600     CNX Gas Corp.(a)                                           244,800
    1,000     Callon Petroleum Co.(a)                                     15,030
    2,800     Carrizo Oil & Gas, Inc.(a)                                  81,256
    1,300     Clayton Williams Energy, Inc.(a)                            47,203
    2,000     Comstock Resources, Inc.(a)                                 62,120
    2,700     Crosstex Energy LP(f)                                      107,595
    4,535     Delta Petroleum Corp.(a)                                   104,804
    9,200     Diamond Offshore Drilling, Inc.                            735,448
      900     Dorchester Minerals LP                                      19,827
    4,900     Dresser-Rand Group, Inc.(a)                                119,903
    5,100     EXCO Resources, Inc.(a)                                     86,241
    2,300     Edge Petroleum Corp.(a)                                     41,952
    1,368     Enbridge Energy Management, LLC(a)                          66,348
    4,900     Enbridge Energy Partners LP                                242,011
    3,000     Encore Acquisition Co.(a)                                   73,590
   12,100     Endeavour International Corp.(a)                            27,709
    3,500     Energy Partners Ltd.(a)                                     85,470
   10,100     Energy Transfer Equity LP                                  317,140
    5,900     FX Energy, Inc.(a)                                          36,403
    8,000     Frontier Oil Corp.                                         229,920
    1,300     GMX Resources Inc.(a)                                       46,150
    5,100     Gasco Energy, Inc.(a)                                       12,495
   10,030     Global Industries Ltd.(a)                                  130,791
    1,730     Gulf Island Fabrication, Inc.                               63,837
    2,300     Gulfmark Offshore, Inc.(a)                                  86,043
    3,700     Harvest Natural Resources, Inc.(a)                          39,331
    6,384     Helix Energy Solutions Group, Inc.(a)                      200,266
    2,300     Hercules Offshore, Inc.(a)                                  66,470
      100     Hiland Partners LP                                           5,470
    4,600     Holly Corp.                                                236,440
    3,500     Horizon Offshore, Inc.(a)                                   57,050
    2,500     Houston Exploration Co.(a)                                 129,450
    1,200     Inergy Holdings LP                                          48,000
    3,000     Linn Energy LLC(f)                                          95,850
    3,900     Magellan Midstream Partners                                150,540
    4,099     Mariner Energy, Inc.(a)                                     80,340
      600     MarkWest Energy Partners LP                                 35,790
    3,100     Matrix Service Co.(a)                                       49,910
    3,300     McMoRan Exploration Co.(a)(f)                               46,926
    5,100     Meridian Resource Corp.(a)                                  15,759
    6,998     Newfield Exploration Co.(a)                                321,558
      700     OYO Geospace Corp.(a)                                       40,663
      900     PYR Energy Corp.(a)                                            810
    8,110     Patterson-UTI Energy, Inc.                                 188,395
   13,601     PetroHawk Energy Corp.(a)                                  156,412
    2,800     Petroquest Energy, Inc.(a)                                  35,672
    7,975     Pioneer Natural Resources Co.                              316,528
    5,184     Plains Exploration & Production Co.(a)                     246,396
    4,000     Pogo Producing Co.                                         193,760
    8,800     Pride International, Inc.(a)                               264,088
    4,080     Quicksilver Resources, Inc.(a)                             149,287
    1,900     Rosetta Resources, Inc.(a)                                  35,473
    4,400     St. Mary Land & Exploration Co.                            162,096
    2,679     Stone Energy Corp.(a)                                       94,703
    1,500     Suburban Propane Partners LP                                57,015
    1,400     Sunoco Logistics Partners LP                                70,784
    5,826     Superior Energy Services, Inc.(a)                          190,394
      200     Superior Well Services, Inc.(a)                              5,112
    6,400     Syntroleum Corp.(a)                                         22,144
    4,600     TEPPCO Partners LP                                         185,426
    4,600     Teekay Shipping Corp.                                      200,652
    5,200     Tesoro Corp.                                               342,004
    5,000     Todco Class A(a)                                           170,850
    3,900     Tri-Valley Corp.(a)(f)                                      37,011
   10,500     Ultra Petroleum Corp.(a)                                   501,375
    1,300     Union Drilling, Inc.(a)                                     18,304
    2,200     Universal Compression Holdings, Inc.(a)                    136,642
    5,600     Vaalco Energy, Inc.(a)                                      37,800
    2,800     Valero LP                                                  156,156
      500     Valley National Gases, Inc.(a)                              13,225
    4,600     W&T Offshore, Inc.                                         141,312
    4,800     Warren Resources, Inc.(a)                                   56,256

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DECEMBER 31, 2006

   SHARES
     HELD     INDUSTRY/ISSUE                                               VALUE
--------------------------------------------------------------------------------
    5,800     Western Refining, Inc.                                $    147,668
    1,800     Whiting Petroleum Corp.(a)                                  83,880
                                                                    ------------
                                                                       9,628,770
                                                                    ------------
    DRUGS & MEDICINE - 8.9%
    1,100     ABIOMED, Inc.(a)                                            15,510
    2,200     ABX Air, Inc.(a)                                            15,246
    3,000     AMERIGROUP Corp.(a)                                        107,670
      900     ATS Medical, Inc.(a)                                         1,863
    4,050     AVANIR Pharmaceuticals Class A(a)(f)                         9,355
    3,100     AVI BioPharma, Inc.(a)                                       9,858
    2,300     Abaxis, Inc.(a)                                             44,275
   11,052     Abraxis BioScience, Inc.(a)                                302,162
    1,700     Acadia Pharmaceuticals, Inc.(a)                             14,943
    1,600     Accelrys, Inc.(a)                                            9,616
    2,500     Acorda Therapeutics, Inc.(a)                                39,600
    3,000     Adams Respiratory Therapeutics, Inc.(a)                    122,430
    5,400     Adolor Corp.(a)                                             40,608
    1,100     Advanced Magnetics, Inc.(a)                                 65,692
    3,735     Advanced Medical Optics, Inc.(a)                           131,472
    1,400     Advancis Pharmaceutical Corp.(a)                             5,432
    1,400     Air Methods Corp.(a)                                        39,088
    2,000     Albany Molecular Research, Inc.(a)                          21,120
    2,900     Alexion Pharmaceuticals, Inc.(a)                           117,131
    3,600     Alexza Pharmaceuticals, Inc.(a)                             41,004
    5,300     Align Technology, Inc.(a)                                   74,041
    5,400     Alkermes, Inc.(a)                                           72,198
        2     Allegro Biodiesel Corp.(a)                                       5
    3,300     Alliance Imaging, Inc.(a)                                   21,945
    6,800     Allos Therapeutics(a)                                       39,712
    4,445     Allscripts Healthcare Solutions, Inc.(a)                   119,971
    4,700     Alpharma, Inc. Class A                                     113,270
      500     Altus Pharmaceuticals, Inc.(a)                               9,425
    2,267     Amedisys, Inc.(a)                                           74,505
      800     America Service Group, Inc.(a)                              12,776
      800     American Dental Partners, Inc.(a)                           15,112
    6,200     American Medical Systems Holdings, Inc.(a)                 114,824
    3,000     Amsurg Corp.(a)                                             69,000
    9,600     Amylin Pharmaceuticals, Inc.(a)                            346,272
    1,700     Anadys Pharmaceuticals, Inc.(a)                              8,364
      400     Anesiva, Inc.(a)                                             2,800
      513     AngioDynamics, Inc.(a)                                      11,024
    3,200     Antigenics, Inc.(a)                                          5,856
    4,300     Applera Corp. - Celera Genomics Group(a)                    60,157
    2,300     Apria Healthcare Group, Inc.(a)                             61,295
    1,640     Aradigm Corp.(a)                                             1,345
    1,900     Arcadia Resources, Inc.(a)                                   3,914
    4,240     Arena Pharmaceuticals, Inc.(a)                              54,738
    3,600     Ariad Pharmaceuticals, Inc.(a)                              18,504
    2,430     Arqule, Inc.(a)                                             14,386
    4,300     Array Biopharma, Inc.(a)                                    55,556
    2,400     Arrow International, Inc.                                   84,912
    2,600     ArthroCare Corp.(a)                                        103,792
    1,100     Aspect Medical Systems, Inc.(a)                             20,691
    7,100     Assisted Living Concepts, Inc.(a)                           70,219
    4,000     Atherogenics, Inc.(a)(f)                                    39,640
    3,500     Auxilium Pharmaceuticals, Inc.(a)                           51,415
    4,400     Avant Immunotherapeutics, Inc.(a)                            5,896
    1,000     Avigen, Inc.(a)                                              5,280
      388     BSML, Inc.(a)                                                  660
    1,700     Barrier Therapeutics, Inc.(a)                               12,818
    4,100     Beckman Coulter, Inc.                                      245,180
      900     Bentley Pharmaceuticals, Inc.(a)                             9,153
    1,700     BioCryst Pharmaceuticals, Inc.(a)                           19,652
    5,400     Bioenvision, Inc.(a)                                        25,056
    2,400     Biolase Technology, Inc.(a)(f)                              21,000
    6,900     BioMarin Pharmaceuticals, Inc.(a)                          113,091
   16,816     Biopure Corp.(a)(f)                                          8,072
    1,800     Bio-Reference Labs, Inc.(a)                                 40,482
    2,596     Bioscript, Inc.(a)                                           8,982
    1,760     Biosite, Inc.(a)                                            85,976
      900     BioSphere Medical, Inc.(a)                                   6,012
    1,800     BioVeris Corp.(a)                                           24,696
      900     Bradley Pharmaceuticals, Inc.(a)                            18,522
    4,900     CV Therapeutics, Inc.(a)                                    68,404

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2006

   SHARES
     HELD     INDUSTRY/ISSUE                                               VALUE
--------------------------------------------------------------------------------
      600     Cadence Pharmaceuticals, Inc.(a)                      $      7,392
   16,300     Calypte Biomedical Corp.(a)                                  1,141
    1,200     Cambrex Corp.                                               27,264
      400     Caraco Pharmaceutical Laboratories Ltd.(a)                   5,600
      510     Cardiac Science Corp.(a)                                     4,116
    2,900     CardioDynamics International Corp.(a)                        3,016
    1,476     Cardiotech International, Inc.(a)                            2,878
   15,800     Cell Therapeutics, Inc.(a)(f)                               27,650
    3,500     Centene Corp.(a)                                            85,995
    3,900     Cephalon, Inc.(a)                                          274,599
    1,400     Cerus Corp.(a)                                               8,204
    3,192     Charles River Laboratories International, Inc.(a)          138,054
      900     Cholestech Corp.(a)                                         16,578
    1,700     Ciphergen Biosystems, Inc.(a)                                1,479
   11,200     Clarient, Inc.(a)                                           19,264
       58     Clinical Data, Inc.(a)                                         931
      200     Coley Pharmaceutical Group, Inc.(a)                          1,938
    2,500     Collagenex Pharmaceuticals, Inc.(a)                         34,925
    7,400     Columbia Laboratories, Inc.(a)                              37,740
    6,400     Community Health Systems, Inc.(a)                          233,728
    1,800     Conceptus, Inc.(a)                                          38,322
    2,050     CONMED Corp.(a)                                             47,396
    3,200     Conor Medsystems, Inc.(a)                                  100,256
    3,143     Cooper Cos., Inc.                                          139,863
      142     CorAutus Genetics, Inc.(a)                                      54
    1,500     Corvel Corp.(a)                                             71,355
      600     Cotherix, Inc.(a)                                            8,094
    3,300     Covance, Inc.(a)                                           194,403
    2,400     CryoLife, Inc.(a)                                           18,360
    4,500     Cubist Pharmaceuticals, Inc.(a)                             81,495
    3,300     Curis, Inc.(a)                                               4,158
    1,500     Cutera, Inc.(a)                                             40,500
    1,500     Cyberonics, Inc.(a)(f)                                      30,960
    2,000     Cynosure, Inc. Class A(a)                                   31,660
    3,900     Cypress Bioscience, Inc.(a)                                 30,147
      930     Cytogen Corp.(a)                                             2,167
    1,700     Cytokinetics, Inc.(a)                                       12,716
    7,900     Cytyc Corp.(a)                                             223,570
      800     DJO, Inc.(a)                                                34,256
    7,050     Dade Behring Holdings, Inc.                                280,660
    1,400     Datascope Corp.                                             51,016
    7,200     DaVita, Inc.(a)                                            409,536
      900     Daxor Corp.(a)                                              13,365
    7,930     Dendreon Corp.(a)                                           33,068
    9,900     Dentsply International, Inc.                               295,515
    5,600     Depomed, Inc.(a)                                            19,320
    3,000     DexCom, Inc.(a)                                             29,580
    1,300     Dialysis Corp. of America(a)                                16,523
    2,200     Digene Corp.(a)                                            105,424
   10,100     Discovery Laboratories, Inc.(a)(f)                          23,836
    5,200     Dov Pharmaceutical, Inc.(a)                                  1,404
    7,800     Durect Corp.(a)                                             34,632
    1,300     Dusa Pharmaceuticals, Inc.(a)                                5,590
        4     Dynacq Healthcare, Inc.(a)                                       6
    4,700     Dynavax Technologies(a)                                     43,146
    4,566     EPIX Pharmaceuticals, Inc.(a)                               31,505
      600     E-Z-EM, Inc.(a)                                             10,482
    4,100     Edwards Lifesciences Corp.(a)                              192,864
      200     Emeritus Corp.(a)                                            4,970
    4,800     Emisphere Technologies, Inc.(a)                             25,392
   10,600     Endo Pharmaceuticals Holdings, Inc.(a)                     292,348
    6,200     Endologix, Inc.(a)                                          21,700
    4,300     Entremed, Inc.(a)                                            6,794
    1,373     Enzo Biochem, Inc.(a)(f)                                    19,593
    6,300     Enzon Pharmaceuticals, Inc.(a)                              53,613
      673     EpiCept Corp.(a)                                               962
      725     Escalon Medical Corp.(a)                                     1,921
    3,781     ev3, Inc.(a)                                                65,147
    1,600     Exact Sciences Corp.(a)                                      4,528
      700     Exactech, Inc.(a)                                            9,961
   17,300     Fonar Corp.(a)                                               4,844
    2,100     FoxHollow Technologies, Inc.(a)                             45,318
    1,000     GTx, Inc.(a)                                                17,840
    3,400     Genaera Corp.(a)                                             1,258

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MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2006

   SHARES
     HELD     INDUSTRY/ISSUE                                               VALUE
--------------------------------------------------------------------------------
    1,900     Gene Logic, Inc.(a)                                   $      2,926
    1,060     Genelabs Technologies, Inc.(a)                               1,505
   74,940     Genentech, Inc.(a)                                       6,079,882
    1,950     Genesis HealthCare Corp.(a)                                 92,098
    2,100     Genitope Corp.(a)                                            7,392
    2,700     Genomic Health, Inc.(a)                                     50,220
    2,600     Gen-Probe, Inc.(a)                                         136,162
    7,800     Genta, Inc.(a)                                               3,451
    3,800     Geron Corp.(a)(f)                                           33,364
    1,200     Greatbatch, Inc.(a)                                         32,304
    2,900     HMS Holdings Corp.(a)                                       43,935
    2,200     Haemonetics Corp.(a)                                        99,044
    7,800     Halozyme Therapeutics, Inc.(a)                              62,790
    3,800     Hansen Medical, Inc.(a)                                     43,852
    5,700     Health Grades Inc.(a)                                       25,422
    6,280     Health Net, Inc.(a)                                        305,585
    3,051     Healthcare Services Group                                   88,357
    3,900     HealthExtras, Inc.(a)                                       93,990
    4,800     HealthSouth Corp.(a)                                       108,720
    4,800     HealthSpring, Inc.(a)                                       97,680
    1,900     HealthTronics, Inc.(a)                                      12,654
    2,900     Healthways, Inc.(a)                                        138,359
    1,300     Hemispherx Biopharma, Inc.(a)(f)                             2,860
    5,000     Henry Schein, Inc.(a)                                      244,900
    4,400     Herbalife Ltd.(a)                                          176,704
    4,045     Hillenbrand Industries, Inc.                               230,282
      775     Hi-Tech Pharmacal Co., Inc.(a)                               9,432
    2,300     Hollis-Eden Pharmaceuticals(a)                              12,098
    2,900     Hologic, Inc.(a)                                           137,112
    4,600     Hooper Holmes, Inc.                                         15,226
   10,600     Human Genome Sciences, Inc.(a)                             131,864
    2,900     Hydron Technologies, Inc.(a)                                   406
    4,600     ICOS Corp.(a)                                              155,434
    1,600     ICU Medical, Inc.(a)                                        65,088
    3,000     II-VI, Inc.(a)                                              83,820
    2,700     Idexx Laboratories, Inc.(a)                                214,110
    1,100     I-Flow Corp.(a)                                             16,445
    5,921     ImClone Systems, Inc.(a)                                   158,446
    5,437     Immucor, Inc.(a)                                           158,924
    4,000     Immunicon Corp.(a)(f)                                       13,280
    2,900     ImmunoGen, Inc.(a)                                          14,703
    3,200     Immunomedics, Inc.(a)(f)                                    11,616
    7,200     Incyte Corp.(a)                                             42,048
    5,800     Indevus Pharmaceuticals, Inc.(a)                            41,180
    4,200     Insmed, Inc.(a)                                              3,696
    6,400     Inspire Pharmaceuticals, Inc.(a)                            40,640
    1,900     Integra LifeSciences Holdings Corp.(a)                      80,921
    3,300     InterMune, Inc.(a)                                         101,475
    1,700     IntraLase Corp.(a)                                          38,046
    2,600     Introgen Therapeutics, Inc.(a)(f)                           11,440
    1,950     Intuitive Surgical, Inc.(a)                                187,005
    1,900     Invacare Corp.                                              46,645
    1,828     Inverness Medical Innovations, Inc.(a)                      70,744
    6,600     Isis Pharmaceuticals, Inc.(a)                               73,392
    4,600     Ista Pharmaceuticals, Inc.(a)                               32,614
    2,300     KV Pharmaceutical Co. Class A(a)                            54,694
    1,500     Kendle International, Inc.(a)                               47,175
    1,600     Kensey Nash Corp.(a)                                        50,880
    2,190     Kindred Healthcare, Inc.(a)                                 55,297
    4,515     Kinetic Concepts, Inc.(a)                                  178,568
    1,700     Kosan Biosciences, Inc.(a)                                   9,435
    3,600     Kyphon, Inc.(a)                                            145,440
    1,950     LCA-Vision, Inc.(f)                                         67,002
      200     LHC Group, Inc.(a)                                           5,702
      740     La Jolla Pharmaceutical Co.(a)                               2,242
    1,210     Lakeland Industries, Inc.(a)                                16,492
      400     Landauer, Inc.                                              20,988
      300     Langer, Inc.(a)                                              1,377
      800     Lectec Corp.(a)                                                520
    2,700     Lexicon Genetics, Inc.(a)                                    9,747
    3,000     LifeCell Corp.(a)                                           72,420
      700     Lifecore Biomedical, Inc.(a)                                12,481
    2,945     LifePoint Hospitals, Inc.(a)                                99,246
    7,300     Ligand Pharmaceuticals, Inc. Class B(a)                     79,935
    6,300     Lincare Holdings, Inc.(a)                                  250,992
    4,540     MGI Pharma, Inc.(a)                                         83,581
    3,079     Magellan Health Services, Inc.(a)                          133,074

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MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2006

   SHARES
     HELD     INDUSTRY/ISSUE                                               VALUE
--------------------------------------------------------------------------------
    3,100     Mannatech, Inc.                                       $     45,663
    6,300     MannKind Corp.(a)                                          103,887
    2,200     Martek Biosciences Corp.(a)                                 51,348
    9,800     Medarex, Inc.(a)                                           144,942
    1,900     MedCath Corp.(a)                                            51,984
      600     Medical Action Industries, Inc.(a)                          19,344
    4,370     Medicines Co.(a)                                           138,616
    3,400     Medicis Pharmaceutical Corp. Class A                       119,442
    2,100     Medifast, Inc.(a)                                           26,418
    2,030     Medis Technologies Ltd.(a)(f)                               35,383
      700     Medivation, Inc.(a)                                         11,074
      300     Medwave, Inc.(a)                                               174
    2,600     Mentor Corp.                                               127,062
    1,350     Meridian Bioscience, Inc.                                   33,115
    1,568     Merit Medical Systems, Inc.(a)                              24,837
    2,700     Metabolix, Inc.(a)                                          51,138
      300     Metropolitan Health Networks, Inc.(a)                          945
      533     Micromet, Inc.(a)                                            1,599
    2,600     Microtek Medical Holdings, Inc.(a)                          11,960
      800     Micrus Endovascular Corp.(a)                                15,264
   16,438     Millennium Pharmaceuticals, Inc.(a)                        179,174
    1,500     Mine Safety Appliances Co.                                  54,975
    1,000     Molecular Devices Corp.(a)                                  21,070
    1,700     Molina Healthcare, Inc.(a)                                  55,267
    6,760     Monogram Biosciences, Inc.(a)                               12,033
    1,800     Myriad Genetics, Inc.(a)                                    56,340
    4,000     NBTY, Inc.(a)                                              166,280
    6,040     NPS Pharmaceuticals, Inc.(a)                                27,361
    3,500     Nabi Biopharmaceuticals(a)                                  23,730
      150     National Dentex Corp.(a)                                     2,625
      400     National Healthcare Corp.                                   22,080
      400     Natrol, Inc.(a)                                                824
    1,100     Natus Medical, Inc.(a)                                      18,271
    7,200     Nektar Therapeutics(a)                                     109,512
    4,486     Neopharm, Inc.(a)                                            7,492
    1,900     Neose Technologies, Inc.(a)                                  4,237
    4,245     Neurocrine Biosciences, Inc.(a)                             44,233
    2,400     Neurogen Corp.(a)                                           14,280
    1,700     NEUROmetrix, Inc.(a)                                        25,347
    2,900     New River Pharmaceuticals, Inc.(a)(f)                      158,659
    3,000     Northfield Laboratories, Inc.(a)(f)                         12,210
    3,500     Novavax, Inc.(a)                                            14,350
    2,600     Noven Pharmaceuticals, Inc.(a)                              66,170
    1,400     Nutraceutical International Corp.(a)                        21,434
    3,200     NuVasive, Inc.(a)                                           73,920
    8,621     Nuvelo, Inc.(a)                                             34,484
    4,367     OSI Pharmaceuticals, Inc.(a)                               152,758
    4,500     Oakley, Inc.                                                90,270
    3,850     Odyssey HealthCare, Inc.(a)                                 51,051
    6,400     Omnicare, Inc.                                             247,232
    1,600     Omrix Biopharmaceuticals, Inc.(a)                           48,416
    3,700     Onyx Pharmaceuticals, Inc.(a)                               39,146
    4,775     OraSure Technologies, Inc.(a)                               39,442
    4,100     Orthologic Corp.(a)                                          5,863
    5,920     Orthovita, Inc.(a)                                          21,490
      550     Oscient Pharmaceuticals Corp.(a)                             2,783
    1,300     Osiris Therapeutics, Inc.(a)                                32,916
    3,300     Osteotech, Inc.(a)                                          18,645
    2,300     Owens & Minor, Inc.                                         71,921
    5,500     PDL BioPharma, Inc.(a)                                     110,770
    5,400     PSS World Medical, Inc.(a)                                 105,462
    4,500     Pain Therapeutics, Inc.(a)                                  40,050
    2,300     Par Pharmaceutical Cos., Inc.(a)                            51,451
    2,600     Parexel International Corp.(a)                              75,322
    1,180     Pediatric Services of America, Inc.(a)                      15,316
    3,400     Pediatrix Medical Group, Inc.(a)                           166,260
    2,900     Penwest Pharmaceuticals Co.(a)                              48,198
   20,800     Peregrine Pharmaceuticals, Inc.(a)                          23,920
    6,400     Perrigo Co.                                                110,720
    3,100     PetMed Express, Inc.(a)                                     41,385
    6,100     Pharmaceutical Product Development, Inc.                   196,542
      700     Pharmacopeia Drug Discovery, Inc.(a)                         2,982
    2,290     Pharmacyclics, Inc.(a)                                      11,610

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MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2006

   SHARES
     HELD     INDUSTRY/ISSUE                                               VALUE
--------------------------------------------------------------------------------
    2,900     Pharmion Corp.(a)                                     $     74,646
    1,140     Pharmos Corp.(a)                                             2,098
    2,423     PolyMedica Corp.                                            97,913
    3,000     Pozen, Inc.(a)                                              50,970
      620     Praecis Pharmaceuticals, Inc.(a)                             3,044
    2,500     Prestige Brands Holdings, Inc.(a)                           32,550
    2,400     Progenics Pharmaceuticals, Inc.(a)                          61,776
      800     ProxyMed, Inc.(a)                                            3,696
      125     Psychemedics Corp.                                           2,406
    3,232     Psychiatric Solutions, Inc.(a)                             121,265
    2,700     QMed, Inc.(a)                                               12,420
    1,900     Quidel Corp.(a)                                             25,878
    2,000     Radiation Therapy Services, Inc.(a)                         63,040
    1,600     Regeneration Technologies, Inc.(a)                           9,376
    3,200     Regeneron Pharmaceuticals, Inc.(a)                          64,224
    1,900     RehabCare Group, Inc.(a)                                    28,215
    1,800     Renovis, Inc.(a)                                             5,688
    1,200     Res-Care, Inc.(a)                                           21,780
    4,800     Resmed, Inc.(a)                                            236,256
    4,400     Respironics, Inc.(a)                                       166,100
    1,300     Retractable Technologies, Inc.(a)                            3,666
    7,700     Rita Medical Systems, Inc.(a)                               35,420
      550     RadNet, Inc.(a)                                              2,519
    4,003     Salix Pharmaceuticals Ltd.(a)                               48,717
    4,500     Sangamo Biosciences, Inc.(a)                                29,700
    2,700     Santarus, Inc.(a)                                           21,141
    3,084     Savient Pharmaceuticals, Inc.(a)                            34,572
    5,700     Sciclone Pharmaceuticals, Inc.(a)                           18,354
    2,850     Sciele Pharma, Inc.(a)                                      68,400
    3,600     Seattle Genetics, Inc.(a)                                   19,188
    6,755     Sepracor, Inc.(a)                                          415,973
    5,100     Sierra Health Services, Inc.(a)                            183,804
    3,515     Sirna Therapeutics, Inc.(a)                                 45,730
      200     Somaxon Pharmaceuticals, Inc.(a)                             2,838
    3,500     Sonic Innovations, Inc.(a)                                  18,235
    1,800     SonoSite, Inc.(a)                                           55,674
    1,900     Sparta Surgical Corp.(a)                                         -
      500     Spectranetic Corp.(a)                                        5,645
       16     Spectrum Pharmaceuticals, Inc.(a)                               88
    2,400     Staar Surgical Co.(a)                                       16,824
   10,000     Star Scientific, Inc.(a)(f)                                 32,500
    5,400     StemCells, Inc.(a)                                          14,310
    2,600     Stereotaxis, Inc.(a)                                        26,832
    2,800     Steris Corp.                                                70,476
    3,500     Sun Healthcare Group, Inc.(a)                               44,205
    3,000     Sunrise Senior Living, Inc.(a)                              92,160
    3,130     SuperGen, Inc.(a)                                           15,900
    2,300     SurModics, Inc.(a)                                          71,576
      300     Symbion, Inc.(a)                                             5,553
      900     Symmetry Medical, Inc.(a)                                   12,447
    2,100     Synovis Life Technologies, Inc.(a)                          20,895
    8,500     SyntheMed, Inc.(a)                                           7,140
    3,800     Tanox, Inc.(a)                                              75,620
      850     Targeted Genetics Corp.(a)                                   4,565
    2,500     Techne Corp.(a)                                            138,625
    5,030     Telik, Inc.(a)(f)                                           22,283
    2,600     Tercica, Inc.(a)                                            13,000
    1,900     Theragenics Corp.(a)                                         5,890
    3,200     Theravance, Inc.(a)                                         98,848
    6,600     Third Wave Technologies, Inc.(a)                            31,746
    3,100     Thoratec Corp.(a)                                           54,498
    7,300     Threshold Pharmaceuticals, Inc.(a)                          27,010
    2,800     Titan Pharmaceuticals, Inc.(a)                               9,296
      375     TorreyPines Therapeutics, Inc.(a)                            2,768
      900     Transgenomic, Inc.(a)                                          378
    4,446     Triad Hospitals, Inc.(a)                                   185,976
    2,900     Trimeris, Inc.(a)                                           36,859
      700     Tripos, Inc.(a)                                                473
      300     Trubion Pharmaceuticals, Inc.(a)                             5,403
      800     US Physical Therapy, Inc.(a)                                 9,800
    1,800     USANA Health Sciences, Inc.(a)                              92,988
    3,900     United Surgical Partners International, Inc.(a)(f)         110,565
    2,000     United Therapeutics Corp.(a)                               108,740
    1,500     Universal Display Corp.(a)                                  22,515
    3,700     Universal Health Services, Inc. Class B                    205,091
    1,700     Urologix, Inc.(a)                                            3,961

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MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2006

   SHARES
     HELD     INDUSTRY/ISSUE                                               VALUE
--------------------------------------------------------------------------------
    1,100     Utah Medical Products, Inc.                           $     36,289
    3,940     VCA Antech, Inc.(a)                                        126,829
    3,500     Valeant Pharmaceuticals International                       60,340
      193     Valentis, Inc.(a)                                               62
    2,300     Vanda Pharmaceuticals, Inc.(a)                              56,695
    7,120     Varian Medical Systems, Inc.(a)                            338,698
    2,300     Vasomedical, Inc.(a)                                           191
    2,900     Ventana Medical Systems, Inc.(a)                           124,787
    6,762     Vertex Pharmaceuticals, Inc.(a)                            253,034
    2,600     ViaCell, Inc.(a)                                            12,272
    1,800     Viasys Healthcare, Inc.(a)                                  50,076
    1,000     Vical, Inc.(a)                                               6,430
    3,300     Vion Pharmaceuticals, Inc.(a)                                4,323
    1,390     Viragen, Inc.(a)(f)                                            222
    3,700     ViroPharma, Inc.(a)                                         54,168
    1,205     VistaCare, Inc. Class A(a)                                  12,231
      700     Vital Signs, Inc.                                           34,944
    7,400     Vivus, Inc.(a)                                              26,788
       60     Vnus Medical Technologies, Inc.(a)                             533
    1,400     Volcano Corp.(a)                                            22,946
   15,700     Warner Chilcott Ltd.(a)                                    216,974
    1,600     West Pharmaceutical Services, Inc.                          81,968
    1,400     Wright Medical Group, Inc.(a)                               32,592
   15,800     XOMA Ltd.(a)(f)                                             34,760
      800     Xenoport, Inc.(a)                                           19,640
    2,700     Zila, Inc.(a)                                                6,858
    1,055     Zoll Medical Corp.(a)                                       61,443
    3,000     ZymoGenetics, Inc.(a)                                       46,710
                                                                    ------------
                                                                      28,996,130
                                                                    ------------
    ELECTRONICS - 5.6%
    7,300     8x8, Inc.(a)(f)                                              8,541
       56     ACE*COMM Corp.(a)                                               68
    4,700     AMIS Holdings, Inc.(a)                                      49,679
    3,100     APAC Customer Services, Inc.(a)                             11,625
    1,800     ATMI, Inc.(a)                                               54,954
   10,500     AVX Corp.                                                  155,295
    1,200     AXT, Inc.(a)                                                 5,664
    2,400     Actel Corp.(a)                                              43,584
    3,500     Acuity Brands, Inc.                                        182,140
    5,400     Acxiom Corp.                                               138,510
      400     Advanced Analogic Technologies, Inc.(a)                      2,156
    2,200     Advanced Energy Industries, Inc.(a)                         41,514
   11,863     Agere Systems, Inc.(a)(l)                                  227,414
    2,200     Agilysys, Inc.                                              36,828
    1,400     Alliance Fiber Optic Products, Inc.(a)                       2,814
    2,362     Alliant Techsystems, Inc.(a)                               184,685
    8,400     Altair Nanotechnologies, Inc.(a)                            21,924
    1,650     American Physicians Capital, Inc.(a)                        66,066
      900     American Science & Engineering, Inc.(a)                     53,559
      100     American Technical Ceramics Corp.(a)                         1,628
   11,110     Amkor Technology, Inc.(a)                                  103,767
      600     Ampex Corp.(a)                                              12,486
    4,705     Amphenol Corp. Class A                                     292,086
      100     Amtech Systems, Inc.(a)                                        765
    3,000     Anadigics, Inc.(a)                                          26,580
    2,200     Anaren, Inc.(a)                                             39,072
    9,700     Andrew Corp.(a)                                             99,231
    2,300     Anixter International, Inc.(a)                             124,890
   25,500     Applied Micro Circuits Corp.(a)                             90,780
    9,100     Arris Group, Inc.(a)                                       113,841
    6,200     Arrow Electronics, Inc.(a)                                 195,610
    4,300     Asyst Technologies, Inc.(a)                                 31,433
    2,400     Atheros Communications, Inc.(a)                             51,168
   26,100     Atmel Corp.(a)                                             157,905
    2,200     Audiovox Corp. Class A(a)                                   30,998
   12,400     Avanex Corp.(a)(f)                                          23,436
    3,556     Avid Technology, Inc.(a)                                   132,497
    7,664     Avnet, Inc.(a)                                             195,662
      900     Aware, Inc.(a)                                               4,797
    7,500     Axcelis Technologies, Inc.(a)                               43,725
    1,500     Axsys Technologies, Inc.(a)                                 26,355
      400     Badger Meter, Inc.                                          11,080
      600     Bel Fuse, Inc.                                              20,874

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MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2006

   SHARES
     HELD     INDUSTRY/ISSUE                                               VALUE
--------------------------------------------------------------------------------
    2,800     Belden CDT, Inc.                                      $    109,452
    2,135     Bell Microproducts, Inc.(a)                                 15,052
    3,700     Benchmark Electronics, Inc.(a)                              90,132
    4,400     Bookham, Inc.(a)                                            17,908
    4,480     Broadwing Corp.(a)                                          69,978
    5,482     Brooks Automation, Inc.(a)                                  78,941
    5,300     Bruker BioSciences Corp.(a)                                 39,803
    1,800     C&D Technologies, Inc.(f)                                    8,532
    2,800     C-COR, Inc.(a)                                              31,192
   22,100     CMGI, Inc.(a)                                               29,614
    2,200     CTS Corp.                                                   34,540
    2,600     Cabot Microelectronics Corp.(a)                             88,244
   18,400     Cadence Design Systems, Inc.(a)                            329,544
    1,300     CalAmp Corp.(a)                                             10,972
    4,000     California Micro Devices CP(a)                              17,520
    2,385     Caliper Life Sciences, Inc.(a)                              13,642
    2,800     Candela Corp.(a)                                            34,636
    5,300     Captaris, Inc.(a)                                           41,181
    3,200     Cepheid, Inc.(a)                                            27,200
    1,103     Ceva, Inc.(a)                                                7,136
      700     Champion Industries, Inc.                                    6,013
    2,300     Checkpoint Systems, Inc.(a)                                 46,460
    5,100     Cirrus Logic, Inc.(a)                                       35,088
    2,200     Coherent, Inc.(a)                                           69,454
    1,300     Cohu, Inc.                                                  26,208
    2,400     CommScope, Inc.(a)                                          73,152
    1,800     Comtech Telecommunications Corp.(a)                         68,526
   27,548     Conexant Systems, Inc.(a)                                   56,198
    4,600     Cox Radio, Inc. Class A(a)                                  74,980
   10,100     Credence Systems Corp.(a)                                   52,520
    3,400     Cree, Inc.(a)(f)                                            58,888
    2,305     Cymer, Inc.(a)                                             101,305
    9,700     Cypress Semiconductor Corp.(a)                             163,639
    3,627     DDi Corp.(a)                                                26,114
    2,600     DSP Group, Inc.(a)                                          56,420
      700     DTS, Inc.(a)                                                16,933
    3,100     Daktronics, Inc.                                           114,235
      100     Dataram Corp.                                                  419
    3,600     DealerTrack Holdings, Inc.(a)                              105,912
    2,500     Diodes, Inc.(a)                                             88,700
    1,600     Dionex Corp.(a)                                             90,736
    8,500     Dolby Laboratories, Inc. Class A(a)                        263,670
      600     Ducommun, Inc.(a)                                           13,728
    1,400     Dynamics Research Corp.(a)                                  13,650
    3,700     EFJ, Inc.(a)                                                24,938
      700     EMS Technologies, Inc.(a)                                   14,021
    4,000     ESS Technology, Inc.(a)                                      4,120
      382     Eagle Broadband, Inc.(a)                                       180
      300     Eagle Test Systems, Inc.(a)                                  4,374
    2,500     Electro Scientific Industries, Inc.(a)                      50,350
    1,700     Electroglas, Inc.(a)                                         4,233
    5,000     Electronics for Imaging, Inc.(a)                           132,900
       20     eMagin Corp.(a)                                                 21
    1,900     Emcore Corp.(a)                                             10,507
    1,400     Empire Resources, Inc.                                      15,316
    4,300     Emulex Corp.(a)                                             83,893
    1,000     EndWare Corp.(a)                                            10,830
    3,800     Energizer Holdings, Inc.(a)                                269,762
    3,200     Energy Conversion Devices, Inc.(a)                         108,736
    1,800     EnerSys(a)                                                  28,800
    4,700     Exar Corp.(a)                                               61,100
    1,100     Excel Technology, Inc.(a)                                   28,149
    7,287     Exide Technologies(a)                                       31,698
    3,400     FEI Co.(a)                                                  89,658
    5,300     FSI International, Inc.(a)                                  27,931
    5,600     Fairchild Semiconductor International, Inc.(a)              94,136
    1,600     Faro Technologies, Inc.(a)                                  38,464
    6,200     First Solar, Inc.(a)                                       184,760
    4,500     Flir Systems, Inc.(a)                                      143,235
    1,000     Flotek Industries, Inc.(a)                                  28,050
    3,200     Formfactor, Inc.(a)                                        119,200
    2,900     FuelCell Energy, Inc.(a)(f)                                 18,734
    2,400     GTC Biotherapeutics, Inc.(a)                                 2,640
    2,900     General Cable Corp.(a)                                     126,759
    2,200     Genesis Energy LP                                           42,856
    3,200     Genesis Microchip, Inc.(a)                                  32,448
    4,000     Getty Images, Inc.(a)                                      171,280
    4,700     Glenayre Technologies, Inc.(a)                              11,985
    4,300     Harmonic, Inc.(a)                                           31,261
    8,390     Harris Corp.                                               384,765

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DECEMBER 31, 2006

   SHARES
     HELD     INDUSTRY/ISSUE                                               VALUE
--------------------------------------------------------------------------------
    1,520     Harvard Bioscience, Inc.(a)                           $      7,798
    5,400     Hearst-Argyle Television, Inc.                             137,700
    2,275     Herley Industries, Inc.(a)                                  36,832
      447     Hifn, Inc.(a)                                                2,387
    2,200     Hittite Microwave Corp.(a)                                  71,104
    2,400     Houston Wire & Cable Co.(a)(f)                              50,160
      800     Hungarian Telephone & Cable(a)                              12,080
    2,895     Hutchinson Technology, Inc.(a)                              68,235
    4,300     INVESTools, Inc.(a)                                         59,297
    4,300     ION Media Networks, Inc.(a)                                  2,150
    2,800     IRIS International, Inc.(a)                                 35,420
    1,900     IXYS Corp.(a)                                               16,910
    3,800     Ikanos Communications, Inc.(a)                              33,022
    3,400     Illumina, Inc.(a)                                          133,654
    3,600     Infosonics Corp.(a)(f)                                      17,676
    3,935     Innovex, Inc.(a)                                             6,847
    2,600     Integrated Silicon Solutions, Inc.(a)                       14,950
    5,900     Interactive Data Corp.                                     141,836
    3,400     International Rectifier Corp.(a)                           131,002
    9,415     Intersil Corp. Class A                                     225,207
    2,000     Itron, Inc.(a)                                             103,680
    2,600     Ixia(a)                                                     24,960
    1,200     Keithley Instruments, Inc.                                  15,780
    2,800     Kemet Corp.(a)                                              20,440
    2,600     Komag, Inc.(a)                                              98,488
    4,200     Kopin Corp.(a)                                              14,994
    5,800     Kulicke & Soffa Industries, Inc.(a)                         48,720
      100     LCC International, Inc. Class A(a)                             422
    7,900     Lam Research Corp.(a)                                      399,898
    7,270     Lattice Semiconductor Corp.(a)                              47,110
      900     LeCroy Corp.(a)                                             10,359
    6,100     Leadis Technology, Inc.(a)                                  28,609
      100     Lightpath Technologies, Inc. Class A(a)                        470
    2,570     Littelfuse, Inc.(a)                                         81,932
   13,300     MEMC Electronic Materials, Inc.(a)                         520,562
    5,253     MKS Instruments, Inc.(a)                                   118,613
    7,287     MRV Communications, Inc.(a)                                 25,796
    1,900     MTS Systems Corp.                                           73,378
   40,700     Marvell Technology Group Ltd.(a)(h)                        781,033
    5,200     Mattson Technology, Inc.(a)                                 48,464
    2,200     Maxwell Technologies, Inc.(a)                               30,690
    1,400     Mercury Computer Systems, Inc.(a)                           18,704
    4,600     Methode Electronics, Inc.                                   49,818
    2,500     Mettler Toledo International, Inc.(a)                      197,125
    4,117     Microsemi Corp.(a)                                          80,899
    2,000     Microtune, Inc.(a)                                           9,400
    1,700     Mobility Electronics, Inc.(a)                                5,695
      100     Monolithic Power Systems, Inc.(a)                            1,111
    1,855     MoSys, Inc.(a)                                              17,159
    1,100     Multi-Fineline Electronix, Inc.(a)                          22,319
       25     M-Wave, Inc.(a)                                                 57
    2,900     NU Horizons Electronics Corp.(a)                            29,841
    4,225     Nanogen, Inc.(a)                                             7,858
    2,000     Nanometrics, Inc.(a)                                        15,820
    3,000     Nanophase Technologies Corp.(a)                             17,910
    3,700     Napco Security Systems, Inc.(a)(f)                          21,719
      320     Neomagic Corp.(a)                                            1,878
    1,000     Neoware Systems, Inc.(a)                                    13,210
    2,800     NETGEAR, Inc.(a)                                            73,500
    4,700     NetList, Inc.(a)                                            45,684
      600     Netlogic Microsystems, Inc.(a)                              13,014
    1,300     Newport Corp.(a)                                            27,235
   13,335     Nuance Communications, Inc.(a)                             152,819
   25,850     ON Semiconductor Corp.(a)                                  195,684
      800     OSI Systems, Inc.(a)                                        16,744
    2,800     Omni Energy Services Corp.(a)                               27,412
    5,000     Omnivision Technologies, Inc.(a)                            68,250
    2,600     Oplink Communications, Inc.(a)                              53,456
      400     Optical Communication Products, Inc.(a)                        656
      300     PDF Solutions, Inc.(a)                                       4,335
    1,500     PLX Technology, Inc.(a)                                     19,560
    1,600     Palomar Medical Technologies, Inc.(a)(f)                    81,072
    1,150     Park Electrochemical Corp.                                  29,498
      800     ParkerVision, Inc.(a)(f)                                     8,920

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DECEMBER 31, 2006

   SHARES
     HELD     INDUSTRY/ISSUE                                               VALUE
--------------------------------------------------------------------------------
    7,400     Pemstar, Inc.(a)                                      $     28,490
    1,500     Pericom Semiconductor Corp.(a)                              17,205
    1,600     Photon Dynamics, Inc.(a)                                    18,704
    3,300     Pixelworks, Inc.(a)                                          7,557
      900     Planar Systems, Inc.(a)                                      8,703
    1,600     Plantronics, Inc.                                           33,920
    3,000     Plexus Corp.(a)                                             71,640
    2,800     PortalPlayer, Inc.(a)                                       37,660
      600     Powell Industries, Inc.(a)                                  18,942
    1,000     Power Integrations, Inc.(a)                                 23,450
    5,100     Power-One, Inc.(a)                                          37,128
    4,200     Powerwave Technologies, Inc.(a)                             27,090
      400     Preformed Line Products Co.                                 14,100
    8,400     Quantum Corp.(a)                                            19,488
      200     QuickLogic Corp.(a)                                            594
    6,835     RF Micro Devices, Inc.(a)                                   46,410
      900     Radisys Corp.(a)                                            15,003
    8,300     Rambus, Inc.(a)(f)                                         157,119
    1,900     Raven Industries, Inc.                                      50,920
      700     Rex Stores Corp.(a)                                         12,418
      800     Richardson Electronics Ltd.                                  7,288
    1,500     Rofin-Sinar Technologies, Inc.(a)                           90,690
    2,928     Rudolph Technologies, Inc.(a)                               46,614
    5,900     SAFLINK Corp.(a)(f)                                            708
      800     SCM Microsystems, Inc.(a)                                    2,520
    1,200     Sagemark Cos. Ltd.(a)                                          780
   41,132     Seagate Technology                                       1,089,998
    1,100     Semitool, Inc.(a)                                           14,641
    4,200     Semtech Corp.(a)                                            54,894
    5,500     Sigmatel, Inc.(a)                                           24,090
    1,200     Sigmatron International, Inc.(a)                            11,040
    4,700     Silicon Image, Inc.(a)                                      59,784
    3,600     Silicon Laboratories, Inc.(a)                              124,740
    6,000     Silicon Storage Technology, Inc.(a)                         27,060
    4,900     SimpleTech, Inc.(a)                                         62,132
    4,000     Sirenza Microdevices, Inc.(a)                               31,440
    3,900     Sirf Technology Holdings, Inc.(a)                           99,528
   13,100     Skyworks Solutions, Inc.(a)                                 92,748
    2,300     Smart Modular Technologies WWH, Inc.(a)                     30,958
    9,000     Spansion LLC Class A(a)                                    133,740
    1,300     SpectraLink Corp.(a)                                        11,180
    3,100     Spectrum Brands, Inc.(a)                                    33,790
    3,100     Staktek Holdings, Inc.(a)                                   15,965
    2,100     Standard Microsystems Corp.(a)                              58,758
    9,600     Stratex Networks, Inc.(a)                                   46,368
    5,500     SunPower Corp. Class A(a)(f)                               204,435
      200     Suntron Corp.(a)                                               210
      432     Superconductor Technologies, Inc.(a)                           765
    1,900     Superior Essex, Inc.(a)                                     63,175
    1,500     Supertex, Inc.(a)                                           58,875
    4,176     Symmetricom, Inc.(a)                                        37,250
    2,400     Synaptics, Inc.(a)                                          71,256
    5,500     Syntax-Brillian Corp.(a)(f)                                 47,245
    2,300     TTM Technologies, Inc.(a)                                   26,059
    4,730     Taser International, Inc.(a)(f)                             35,948
    1,900     Technitrol, Inc.                                            45,391
      300     Techwell, Inc.(a)                                            4,818
      841     Tegal Corp.(a)                                               5,130
    5,600     Tekelec(a)                                                  83,048
    3,300     Telkonet, Inc.(a)(f)                                         8,811
       75     Terabeam, Inc.(a)                                              149
    3,900     Tessera Technologies, Inc.(a)                              157,326
    5,500     Therma-Wave, Inc.(a)                                         6,545
    3,265     Thomas & Betts Corp.(a)                                    154,369
      800     Tollgrade Communications, Inc.(a)                            8,456
   11,200     Transmeta Corp.(a)                                          12,432
    5,200     TranSwitch Corp.(a)                                          7,280
    9,645     TriQuint Semiconductor, Inc.(a)                             43,403
      200     Tvia, Inc.(a)                                                  212
    1,500     Tweeter Home Entertainment Group, Inc.(a)                    3,180
    3,400     Ultra Clean Holdings, Inc.(a)                               41,990
    2,800     Ultralife Batteries, Inc.(a)                                30,828
    1,700     Ultratech, Inc.(a)                                          21,216
    1,300     United Industrial Corp.                                     65,975
      600     Unitil Corp.                                                15,210
    6,300     Valence Technology, Inc.(a)(f)                              10,395
    2,050     Varian, Inc.(a)                                             91,820
    3,100     Varian Semiconductor Equipment Associates, Inc.(a)         141,112

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DECEMBER 31, 2006

   SHARES
     HELD     INDUSTRY/ISSUE                                               VALUE
--------------------------------------------------------------------------------
    1,400     Viasat, Inc.(a)                                       $     41,734
    2,400     Vicor Corp.                                                 26,664
    1,300     Virage Logic Corp.(a)                                       12,077
    8,361     Vishay Intertechnology, Inc.(a)                            113,208
      300     Volterra Semiconductor Corp.(a)                              4,500
       66     Vyyo, Inc.(a)                                                  295
    3,600     WJ Communications, Inc.(a)                                   5,652
      104     Wave Wireless Corp.(a)                                           -
   11,700     Western Digital Corp.(a)                                   239,382
    5,117     Zebra Technologies Corp. Class A(a)                        178,020
    7,424     Zhone Technologies, Inc.(a)(f)                               9,651
    3,361     Zoran Corp.(a)                                              49,003
                                                                    ------------
                                                                      18,297,465
                                                                    ------------
    ENERGY & RAW MATERIALS - 3.5%
    1,000     APCO Argentina, Inc.                                        87,470
      800     Adams Resources & Energy, Inc.                              24,080
    3,000     Alliance Resource Partners LP                              103,560
    3,200     Alpha Natural Resources, Inc.(a)                            45,536
    4,000     Amerigas Partners LP                                       130,120
    7,700     Arch Coal, Inc.                                            231,231
    1,600     Atlas Pipeline Partners LP                                  76,800
    1,800     Atwood Oceanics, Inc.(a)                                    88,146
      600     Barnwell Industries, Inc.                                   14,370
    3,900     Berry Petroleum Co. Class A                                120,939
    6,600     Boardwalk Pipeline Partners LP                             203,412
    5,500     Brigham Exploration Co.(a)                                  40,205
    1,800     Bristow Group, Inc.(a)                                      64,962
    2,700     Bronco Drilling Co., Inc.(a)                                46,413
    3,900     Buckeye GP Holdings LP                                      63,882
    2,100     Buckeye Partners LP                                         97,608
    2,450     CARBO Ceramics, Inc.                                        91,556
    1,700     CREDO Petroleum Corp.(a)                                    20,383
    3,920     Cabot Oil & Gas Corp. Class A                              237,748
    1,400     Calumet Specialty Products Partners LP                      56,056
    7,000     Cameron International Corp.(a)                             371,350
    5,600     Canyon Resources Corp.(a)                                    4,760
    5,816     Cimarex Energy Co.                                         212,284
    3,100     Compass Minerals International, Inc.                        97,836
    3,600     Crosstex Energy, Inc.                                      114,084
    1,200     Dawson Geophysical Co.(a)                                   43,716
    6,000     Denbury Resources, Inc.(a)                                 166,740
    1,800     Double Eagle Pete & Mining Co.(a)                           44,154
    3,400     Dril-Quip, Inc.(a)                                         133,144
    8,420     ENSCO International, Inc.                                  421,505
    7,300     Enterprise GP Holdings LP                                  269,881
   29,805     Enterprise Products Partners LP                            863,749
    3,900     The Exploration Co. of Delaware, Inc.(a)                    52,026
    3,500     FMC Technologies, Inc.(a)                                  215,705
    4,300     Ferrellgas Partners LP                                      91,934
    2,900     Forest Oil Corp.(a)                                         94,772
    4,000     Foundation Coal Holdings, Inc.                             127,040
    2,300     Goodrich Petroleum Corp.(a)                                 83,214
    6,900     Grant Prideco, Inc.(a)                                     274,413
   10,600     Grey Wolf, Inc.(a)                                          72,716
    3,949     Hanover Compressor Co.(a)                                   74,597
    3,100     Headwaters, Inc.(a)                                         74,276
    5,400     Helmerich & Payne, Inc.                                    132,138
    1,200     Holly Energy Partners LP                                    48,300
    2,000     Hydril Co.(a)                                              150,380
    4,700     ICO Inc.(a)                                                 26,508
    4,300     Inergy LP                                                  128,183
    2,900     James River Coal Co.(a)(f)                                  26,912
    6,500     Joy Global, Inc.                                           314,210
   16,300     Kinder Morgan Energy Partners LP                           780,770
    3,700     Kirby Corp.(a)                                             126,281
    1,500     Lufkin Industries, Inc.                                     87,120
      600     MAXXAM, Inc.(a)                                             17,442
    5,700     Massey Energy Co.                                          132,411
    7,650     McDermott International, Inc.(a)                           389,079
    3,300     NL Industries, Inc.                                         34,122
    2,200     Natural Gas Services Group(a)                               30,580
    1,300     Natural Resource Partners LP                                75,335
    5,200     Newpark Resources, Inc.(a)                                  37,492
    9,680     Noble Energy, Inc.                                         474,998
    2,300     Oil States International, Inc.(a)                           74,129
    4,100     Parallel Petroleum Corp.(a)                                 72,037

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DECEMBER 31, 2006

   SHARES
     HELD     INDUSTRY/ISSUE                                               VALUE
--------------------------------------------------------------------------------
    8,400     Parker Drilling Co.(a)                                $     68,628
      800     Penn Virginia Corp.                                         56,032
    1,800     Penn Virginia Resource Partners LP                          46,818
    1,680     Petroleum Development Corp.(a)                              72,324
    3,000     Pioneer Drilling Co.(a)                                     39,840
    7,041     Plains All American Pipeline LP                            360,499
    5,700     Prolong International Corp.(a)                                  12
    3,212     Quantum Fuel Systems Technologies
                 Worldwide, Inc.(a)(f)                                     5,140
      100     RGC Resources, Inc.                                          2,535
    9,000     Range Resources Corp.                                      247,140
    1,777     SEACOR Holdings, Inc.(a)                                   176,172
      907     Solexa, Inc.(a)                                             11,927
    9,100     Southwestern Energy Co.(a)                                 318,955
    1,900     Swift Energy Co.(a)                                         85,139
    2,100     TC PipeLines LP                                             75,600
    3,855     Tidewater, Inc.                                            186,428
    4,200     USEC, Inc.(a)                                               53,424
    3,200     Unit Corp.(a)                                              155,040
    4,200     Valero GP Holdings LLC                                     104,244
    2,300     W-H Energy Services, Inc.(a)                               111,987
      500     Westmoreland Coal Co.(a)                                     9,835
    2,400     Williams Partners LP                                        92,880
    2,400     World Fuel Services Corp.                                  106,704
    1,300     Xanser Corp.(a)                                              6,318
                                                                    ------------
                                                                      11,300,421
                                                                    ------------
    ENERGY & UTILITIES - 3.5%
    5,500     AGL Resources, Inc.                                        214,005
    1,100     ATG, Inc.(a)                                                     -
    3,500     Active Power, Inc.(a)                                        9,170
    1,800     Allete, Inc.                                                83,772
    6,000     Alliant Energy Corp.                                       226,620
    1,850     American States Water Co.                                   71,447
    6,517     Aqua America, Inc.                                         148,457
   13,110     Aquila, Inc.(a)                                             61,617
      225     Artesian Resources Corp. Class A                             4,423
    6,300     Atmos Energy Corp.                                         201,033
      200     Atrion Corp.                                                15,550
    3,900     Aventine Renewable Energy Holdings, Inc.(a)                 91,884
    4,400     Avista Corp.                                               111,364
      200     BIW Ltd.                                                     3,140
    3,500     Basin Water, Inc.(a)                                        23,695
    7,730     Beacon Power Corp.(a)(f)                                     7,653
    2,600     Black Hills Corp.                                           96,044
      900     CH Energy Group, Inc.                                       47,520
      900     California Water Service Group                              36,360
      800     Cascade Natural Gas Corp.                                   20,736
    2,766     Catalytica Energy Systems, Inc.(a)                           5,726
    2,000     Central Vermont Public Service Corp.                        47,100
    1,300     Chesapeake Utilities Corp.                                  39,845
    2,900     Cleco Corp.                                                 73,167
      600     Connecticut Water Service, Inc.                             13,650
      100     Contango Oil & Gas Co.(a)                                    2,384
    2,100     Copano Energy LLC                                          125,265
      300     DCP Midstream Partners LP                                   10,365
    7,935     DPL, Inc.                                                  220,434
      100     Delta Natural Gas Co., Inc.                                  2,508
    3,000     Duquesne Light Holdings, Inc.                               59,550
    3,100     El Paso Electric Co.(a)                                     75,547
    2,900     The Empire District Electric Co.                            71,601
    5,100     Energen Corp.                                              239,394
    7,600     Energy East Corp.                                          188,480
    7,700     Energy Transfer Partners LP                                416,570
      200     Energy West, Inc.                                            2,220
      450     EnergySouth, Inc.                                           18,045
    7,680     Equitable Resources, Inc.                                  320,640
    4,700     Evergreen Energy, Inc.(a)(f)                                46,483
      199     Florida Public Utilities Co.                                 2,637
      100     GeoMet, Inc.(a)                                              1,040
    2,100     Global Partners LP                                          54,558
    5,800     Great Plains Energy, Inc.                                  184,440
    1,000     Green Mountain Power Corp.                                  33,890
    4,420     Hawaiian Electric Industries, Inc.                         120,003
    2,800     IDACORP, Inc.                                              108,220
    1,200     The Laclede Group, Inc.                                     42,036
    9,425     MDU Resources Group, Inc.                                  241,657
      800     MGE Energy, Inc.                                            29,264
    3,100     Magellan Midstream Holdings LP(f)                           69,130

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DECEMBER 31, 2006

   SHARES
     HELD     INDUSTRY/ISSUE                                               VALUE
--------------------------------------------------------------------------------
      300     MarkWest Hydrocarbon, Inc.                            $     14,565
      766     Middlesex Water Co.                                         14,347
   19,200     Mirant Corp.(a)                                            606,144
    9,900     Mueller Water Products, Inc. Series A(f)                   147,213
    9,730     NRG Energy, Inc.(a)                                        544,977
    5,800     NSTAR                                                      199,288
    5,850     National Fuel Gas Co.                                      225,459
    2,440     New Jersey Resources Corp.                                 118,535
    8,000     Northeast Utilities                                        225,280
    1,600     Northwest Natural Gas Co.                                   67,904
    2,000     NorthWestern Corp.                                          70,760
    5,200     OGE Energy Corp.                                           208,000
    5,700     ONEOK Partners LP(f)                                       361,038
    5,990     Oneok, Inc.                                                258,289
    1,700     Ormat Technologies, Inc.                                    62,594
    1,300     Otter Tail Corp.                                            40,508
    4,800     PNM Resources, Inc.                                        149,280
      177     Pennichuck Corp.                                             3,581
   12,473     Pepco Holdings, Inc.                                       324,423
    4,500     Piedmont Natural Gas Co.(f)                                120,375
    2,600     Pike Electric Corp.(a)                                      42,458
    4,200     Portland General Electric Co.                              114,450
    8,200     Puget Energy, Inc.                                         207,952
    3,800     Regency Energy Partners LP                                 103,170
   19,800     Reliant Energy, Inc.(a)                                    281,358
    6,200     SCANA Corp.                                                251,844
    5,800     SEMCO Energy, Inc.(a)                                       35,380
      600     SJW Corp.                                                   23,256
   11,300     Sierra Pacific Resources(a)                                190,179
    1,600     South Jersey Industries, Inc.                               53,456
    7,454     Southern Union Co.                                         208,339
    2,400     Southwest Gas Corp.                                         92,088
    1,571     Southwest Water Co.                                         21,617
      600     Streicher Mobile Fueling, Inc.(a)                              840
    2,400     Transmeridian Exploration, Inc.(a)                           8,280
    7,360     UGI Corp.                                                  200,781
    1,833     UIL Holdings Corp.                                          77,334
    3,200     Unisource Energy Corp.                                     116,896
    3,400     Vectren Corp.                                               96,152
    1,200     Venoco, Inc.(a)                                             21,072
    4,250     VeraSun Energy Corp.(a)(f)                                  83,938
    2,740     Veritas DGC, Inc.(a)                                       234,626
    3,200     WGL Holdings, Inc.                                         104,256
    3,000     WPS Resources Corp.                                        162,090
    4,625     Westar Energy, Inc.                                        120,065
    6,280     Wisconsin Energy Corp.                                     298,049
                                                                    ------------
                                                                      11,252,825
                                                                    ------------
    FOOD & AGRICULTURE - 2.8%
      400     Alico, Inc.                                                 20,252
    3,200     American Italian Pasta Co. Class A(a)(f)                    28,480
    1,600     The Andersons, Inc.                                         67,824
      500     Bridgford Foods Corp.(a)                                     3,135
    8,800     Bunge Ltd.                                                 638,088
    9,300     Burger King Holdings, Inc.(a)                              196,230
    4,800     CF Industries Holdings, Inc.                               123,072
      200     Cagle's, Inc. Class A(a)                                     1,630
    4,102     Chiquita Brands International, Inc.                         65,509
      400     Coca-Cola Bottling Co. Consolidated                         27,372
      300     Consolidated-Tomoka Land Co.                                21,720
    5,200     Corn Products International, Inc.                          179,608
    1,200     Cuisine Solutions, Inc.(a)                                   6,840
      500     Dairy Mart Convenience Stores(a)                                 -
    3,500     Darling International, Inc.(a)                              19,285
   14,000     Del Monte Foods Co.                                        154,420
    2,280     Delta & Pine Land Co.                                       92,226
      900     Eden Bioscience Corp.(a)                                       477
      400     Embrex, Inc.(a)                                              6,752
      300     Farmer Bros. Co.                                             6,405
      100     Fisher Communications, Inc.(a)                               4,421
    3,812     Flowers Foods, Inc.                                        102,886
    4,500     Fresh Del Monte Produce, Inc.                               67,095
      700     Gehl Co.(a)                                                 19,271
      600     Golden Enterprises, Inc.                                     1,902
    1,100     Green Mountain Coffee Roasters, Inc.(a)                     54,153
    1,000     Griffin Land & Nurseries, Inc.(a)                           32,450
    3,539     Hain Celestial Group, Inc.(a)                              110,452
    4,100     Hines Horticulture, Inc.(a)                                  6,929
    8,286     Hormel Foods Corp.                                         309,399

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DECEMBER 31, 2006

   SHARES
     HELD     INDUSTRY/ISSUE                                               VALUE
--------------------------------------------------------------------------------
    1,512     Imperial Sugar Co. New Shares(f)                      $     36,606
    2,100     Ingles Markets, Inc. Class A                                62,559
    3,765     Ionatron, Inc.(a)(f)                                        15,436
    1,000     J&J Snack Foods Corp.                                       41,400
    2,919     The J.M. Smucker Co.                                       141,484
      700     John B. Sanfilippo & Son, Inc.(a)                            8,582
    3,100     Jones Soda Co.(a)                                           38,130
  119,580     Kraft Foods, Inc.(f)                                     4,269,006
    1,800     Lance, Inc.                                                 36,144
    3,400     Lifeway Foods, Inc.(a)                                      31,790
    1,700     MGP Ingredients, Inc.                                       38,437
      400     Maui Land & Pineapple Co., Inc.(a)                          13,568
      700     Monterey Gourmet Foods, Inc.(a)                              3,059
    2,020     Nash Finch Co.                                              55,146
      875     Neogen Corp.(a)                                             19,425
    5,900     NitroMed, Inc.(a)                                           14,455
    2,000     The Pantry, Inc.(a)                                         93,680
    1,900     Peet's Coffee & Tea, Inc.(a)                                49,856
    8,227     PepsiAmericas, Inc.                                        172,602
    3,400     Performance Food Group Co.(a)                               93,976
    4,200     Pilgrim's Pride Corp.                                      123,606
    1,800     Pioneer Cos., Inc.(a)                                       51,588
    1,900     Premium Standard Farms, Inc.                                35,283
    2,032     Ralcorp Holdings, Inc.(a)                                  103,408
    1,424     Rocky Mountain Chocolate Factory, Inc.                      20,933
    2,150     Sanderson Farms, Inc.                                       65,124
    4,200     Schiff Nutrition International, Inc.(a)                     27,930
    3,800     The Scotts Miracle-Gro Co.                                 196,270
      100     Seaboard Corp.                                             176,500
      200     Seneca Foods Corp.(a)                                        4,860
    1,800     Smart & Final, Inc.(a)                                      34,020
    6,500     Smithfield Foods, Inc.(a)                                  166,790
      114     SoftBrands, Inc.(a)                                            194
    1,700     Spartan Stores, Inc.                                        35,581
    2,000     Susser Holdings Corp.(a)                                    36,000
      400     Tasty Baking Co.                                             3,596
      500     Tejon Ranch Co.(a)                                          27,920
    4,600     Terra Industries, Inc.(a)                                   55,108
    2,780     Tootsie Roll Industries, Inc.                               90,906
    1,812     TreeHouse Foods, Inc.(a)                                    56,534
    3,700     United Natural Foods, Inc.(a)                              132,904
    2,800     Wild Oats Markets, Inc.(a)                                  40,264
      800     Willamette Valley Vineyards, Inc.(a)                         5,440
      500     Zanett, Inc.(a)                                                695
      800     Zapata Corp.(a)                                              5,600
                                                                    ------------
                                                                       9,100,678
                                                                    ------------
    GOLD - 0.1%
    1,200     Aurora Oil & Gas Corp.(a)                                    3,852
    5,580     Meridian Gold, Inc.(a)                                     155,068
    4,100     NGAS Resources, Inc.(a)(f)                                  26,158
    2,535     Royal Gold, Inc.(f)                                         91,209
    3,500     US Gold Corp.(a)(f)                                         17,675
                                                                    ------------
                                                                         293,962
                                                                    ------------
    INSURANCE - 4.4%
    1,300     21st Century Holding Co.                                    30,875
    5,200     21st Century Insurance Group                                91,780
      700     ACA Capital Holdings, Inc.(a)                               10,822
    2,600     Affirmative Insurance Holdings, Inc.                        42,302
    4,900     Alfa Corp.                                                  92,169
      632     Alleghany Corp.(a)                                         229,795
    3,600     Allied World Assurance Holdings Ltd.                       157,068
    4,200     American Equity Investment Life Holding Co.                 54,726
    6,750     American Financial Group, Inc.                             242,392
    1,700     American National Insurance Co.                            193,987
    2,900     Amerisafe, Inc.(a)                                          44,834
      500     Amtrust Financial Services, Inc.                             4,275
    4,805     Arch Capital Group Ltd.(a)                                 324,866
    1,800     Argonaut Group, Inc.(a)                                     62,748
    4,700     Arthur J. Gallagher & Co.                                  138,885
    5,600     Aspen Insurance Holdings Ltd.                              147,616
    9,505     Assurant, Inc.                                             525,151
    4,100     Assured Guaranty Ltd.                                      109,060
      700     Atlantic American Corp.(a)                                   2,072
   10,000     Axis Capital Holdings Ltd.                                 333,700

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DECEMBER 31, 2006

   SHARES
     HELD     INDUSTRY/ISSUE                                               VALUE
--------------------------------------------------------------------------------
      950     Baldwin & Lyons, Inc. Class B                         $     24,263
    1,780     Bristol West Holdings, Inc.                                 28,177
    7,500     Brown & Brown, Inc.                                        211,575
   18,629     CNA Financial Corp.(a)                                     751,121
    1,500     CNA Surety Corp.(a)                                         32,250
    1,000     Clark, Inc.                                                 16,630
    4,100     Commerce Group, Inc.                                       121,975
   12,600     Conseco, Inc.(a)                                           251,748
    3,200     Crawford & Co. Class B                                      23,360
    2,950     Delphi Financial Group Class A                             119,357
    2,600     Direct General Corp.                                        53,664
      100     Donegal Group, Inc. Class A                                  1,959
    3,000     eHealth, Inc.(a)                                            60,330
    1,900     EMC Insurance Group, Inc.                                   64,828
    5,100     Endurance Specialty Holdings Ltd.                          186,558
    3,700     Erie Indemnity Co. Class A                                 214,526
    3,500     Everest Re Group Ltd.                                      343,385
    1,200     FBL Financial Group, Inc. Class A                           46,896
      400     FMS Financial Corp.                                         12,680
    1,500     FPIC Insurance Group, Inc.(a)                               58,455
   13,564     Fidelity National Title Group, Inc. Class A                323,908
    6,635     First American Corp.                                       269,912
    2,700     First Mercury Financial Corp.(a)                            63,504
      400     First United Corp.                                           8,712
    4,500     Fremont General Corp.                                       72,945
    3,210     Great American Financial Resources, Inc.                    73,990
    7,750     HCC Insurance Holdings, Inc.                               248,697
    3,100     The Hanover Insurance Group, Inc.                          151,280
    2,000     Harleysville Group, Inc.                                    69,640
    1,900     Hilb Rogal & Hobbs Co.                                      80,028
    2,400     Horace Mann Educators Corp.                                 48,480
    5,700     IPC Holdings, Ltd.                                         179,265
      720     Independence Holding Co.                                    15,718
    2,000     Infinity Property & Casualty Corp.                          96,780
    6,000     Isolagen, Inc.(a)                                           17,580
    1,500     KMG America Corp.(a)                                        14,385
      400     Kansas City Life Insurance Co.                              19,928
    1,600     LandAmerica Financial Group, Inc.                          100,976
      700     Markel Corp.(a)                                            336,070
    5,700     Max Re Capital Ltd.                                        141,474
    3,900     Meadowbrook Insurance Group, Inc.(a)                        38,571
    1,600     Mercer Insurance Group, Inc.                                32,256
      100     Merchants Group, Inc.                                        3,235
    3,700     Mercury General Corp.                                      195,101
    6,300     Montpelier Re Holdings Ltd.                                117,243
      500     NYMAGIC, Inc.                                               18,300
    3,200     National Atlantic Holdings Corp.(a)                         37,312
      500     National Interstate Corp.                                   12,150
    1,000     National Medical Health Card Systems, Inc.(a)               11,810
   10,500     Nationwide Financial Services, Inc. Class A                569,100
      700     Navigators Group, Inc.(a)                                   33,726
    5,900     Odyssey Re Holdings Corp.                                  220,070
    3,900     Ohio Casualty Corp.                                        116,259
   12,112     Old Republic International Corp.                           281,967
    8,400     OneBeacon Insurance Group Ltd.(a)                          235,200
    4,695     PMA Capital Corp. Class A(a)                                43,288
    5,400     The PMI Group, Inc.                                        254,718
    3,600     PartnerRe Ltd.                                             255,708
      250     Penn Treaty American Corp.(a)                                1,923
    5,800     Philadelphia Consolidated Holding Co.(a)                   258,448
    5,500     The Phoenix Cos., Inc.                                      87,395
    2,100     Pico Holdings, Inc.(a)                                      73,017
    3,200     Platinum Underwriters Holdings Ltd.                         99,008
    1,700     Presidential Life Corp.                                     37,315
    2,800     ProAssurance Corp.(a)                                      139,776
    3,800     Protective Life Corp.                                      180,500
    1,100     RLI Corp.                                                   62,062
      200     RTW, Inc.(a)                                                 1,804
    5,344     Radian Group, Inc.                                         288,095
    4,500     Reinsurance Group of America, Inc.                         250,650
    5,600     RenaissanceRe Holdings Ltd.                                336,000
      400     SCPIE Holdings, Inc.(a)                                     10,456
    1,700     Safety Insurance Group, Inc.                                86,207
    5,600     Scottish Re Group Ltd.                                      29,904

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DECEMBER 31, 2006

   SHARES
     HELD     INDUSTRY/ISSUE                                               VALUE
--------------------------------------------------------------------------------
    2,900     SeaBright Insurance Holdings, Inc.(a)                 $     52,229
    5,800     Security Capital Assurance Ltd.                            161,414
    2,200     Selective Insurance Group                                  126,038
    3,000     Stancorp Financial Group, Inc.                             135,150
    1,825     State Auto Financial Corp.                                  63,382
      900     Stewart Information Services Corp.                          39,024
    2,300     Tower Group, Inc.                                           71,461
    4,631     Transatlantic Holdings, Inc.                               287,585
    1,600     Triad Guaranty, Inc.(a)                                     87,792
    2,100     USI Holdings Corp.(a)                                       32,256
      300     Unico American Corp.(a)                                     3,924
    1,300     United America Indemnity, Ltd.(a)                           32,929
    2,700     United Fire & Casualty Co.                                  95,175
    3,800     Unitrin, Inc.                                              190,418
    5,800     Universal American Financial Corp.(a)                      108,112
   10,790     W.R. Berkley Corp.                                         372,363
    3,000     WellCare Health Plans, Inc.(a)                             206,700
    2,450     Zenith National Insurance Corp.                            114,930
                                                                    ------------
                                                                      14,395,588
                                                                    ------------
    INTERNATIONAL OIL - 0.3%
    2,700     ATP Oil & Gas Corp.(a)                                     106,839
   16,489     GlobalSantaFe Corp.                                        969,223
    4,700     Sulphco, Inc.(a)(f)                                         22,184
                                                                    ------------
                                                                       1,098,246
                                                                    ------------
    LIQUOR - 0.1%
    1,900     Boston Beer Co., Inc. Class A(a)                            68,362
    3,312     Central European Distribution Corp.(a)                      98,366
    2,300     National Beverage Corp.                                     32,269
      100     Pyramid Breweries, Inc.(a)                                     307
                                                                    ------------
                                                                         199,304
                                                                    ------------
    MEDIA - 2.3%
    2,300     ACCO Brands Corp.(a)                                        60,881
    1,000     Acme Communications, Inc.(a)                                 5,020
    2,250     America's Car Mart, Inc.(a)                                 26,685
    1,400     Banta Corp.                                                 50,960
    4,500     Beasley Broadcasting Group, Inc. Class A                    43,065
    6,480     Belo Corp. Class A                                         119,038
   16,800     Blockbuster, Inc. Class A(a)                                88,872
    8,700     CNET Networks, Inc.(a)                                      79,083
       50     CTN Media Group, Inc.(a)                                         -
   19,500     Cablevision Systems Corp. Class A                          555,360
      600     Cadmus Communications Corp.                                 14,652
    2,300     Carmike Cinemas, Inc.(f)                                    46,897
   38,400     Charter Communications, Inc. Class A(a)                    117,504
    7,100     Citadel Broadcasting Corp.                                  70,716
    1,500     Consolidated Graphics, Inc.(a)                              88,605
    7,100     Crown Media Holdings, Inc. Class A(a)                       25,773
    5,365     Cumulus Media, Inc. Class A(a)                              55,742
    2,500     Document Security Systems, Inc.(a)(f)                       27,725
    8,600     DreamWorks Animation SKG, Inc. Class A(a)                  253,614
   32,865     EchoStar Communications Corp. Class A(a)                 1,249,856
    4,400     Emmis Communications Corp. Class A                          36,256
    3,400     Entercom Communications Corp.                               95,812
    6,500     Entravision Communications Corp. Class A(a)                 53,430
    7,280     Gartner, Inc. Class A(a)                                   144,071
    4,200     GateHouse Media, Inc.                                       77,952
    2,220     Gaylord Entertainment Co.(a)                               113,065
    2,200     Gray Television, Inc.                                       16,126
       80     iBEAM Broadcasting Corp.(a)                                      -
   11,700     Idearc Inc.(a)                                             335,205
       20     Intraware, Inc.(a)                                             131
    4,400     John Wiley & Sons, Inc. Class A                            169,268
    4,500     Journal Communications, Inc. Class A                        56,745
    5,200     Journal Register Co.                                        37,960

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DECEMBER 31, 2006

   SHARES
     HELD     INDUSTRY/ISSUE                                               VALUE
--------------------------------------------------------------------------------
    2,900     The Knot, Inc.(a)                                     $     76,096
    2,400     Lee Enterprises, Inc.                                       74,544
   26,141     Liberty Global, Inc.(a)                                    762,010
    3,922     Liberty Global, Inc. Series C(a)                           109,816
    3,200     Lin TV Corp. Class A(a)                                     31,840
    4,000     Live Nation(a)                                              89,600
      400     Loral Space & Communications Ltd.(a)                        16,288
    3,600     Martha Stewart Living Omnimedia, Inc. Class A(f)            78,840
    5,100     McClatchy Co. Class A                                      220,830
      800     Media General, Inc. Class A                                 29,736
   10,900     Mediacom Communications Corp. Class A(a)                    87,636
    5,600     Navarre Corp.(a)(f)                                         22,288
    1,400     Network Equipment Technologies, Inc.(a)                      8,148
    2,500     Nexstar Broadcasting Group, Inc. Class A(a)                 11,500
   10,600     Palatin Technologies, Inc.(a)                               21,624
    1,700     Penton Media, Inc.(a)                                        1,301
    2,100     Playboy Enterprises, Inc. Class B(a)                        24,066
   15,534     Primedia, Inc.(a)                                           26,252
    9,800     Radio One, Inc. Class A(a)                                  65,954
    3,300     The Reader's Digest Association, Inc. Class A               55,110
   12,400     Regal Entertainment Group Series A                         264,368
    2,900     Regent Communications, Inc.(a)                               8,207
    1,500     Rewards Network, Inc.(a)                                    10,425
    1,425     Saga Communications, Inc. Class A(a)                        13,694
    1,600     Salem Communications Corp. Class A                          19,120
    3,510     Scholastic Corp.(a)                                        125,798
    9,100     Sinclair Broadcast Group, Inc. Class A                      95,550
    6,730     Source Interlink Cos., Inc.(a)                              54,917
    5,100     Spanish Broadcasting System, Inc. Class A(a)                20,961
    4,980     Sun-Times Media Group, Inc.                                 24,452
    9,965     TiVo, Inc.(a)                                               51,021
      320     Triple Crown Media, Inc.(a)                                  2,477
      600     United Capital Corp.(a)                                     17,718
    9,900     Univercell Holdings, Inc.(a)                                    74
    2,000     Valassis Communications, Inc.(a)                            29,000
    2,300     ValueVision Media, Inc. Class A(a)                          30,222
    2,100     WPT Enterprises, Inc.(a)                                     8,106
      625     Washington Post Class B                                    466,000
    3,600     Westwood One, Inc.                                          25,416
    6,900     WorldSpace, Inc. Class A(a)(f)                              24,150
   20,675     XM Satellite Radio Holdings, Inc. Class A(a)               298,754
    2,400     Young Broadcasting, Inc. Class A(a)                          6,768
                                                                    ------------
                                                                       7,526,746
                                                                    ------------
    MISCELLANEOUS - 0.9%
    5,400     Alliance Holdings GP LP                                    106,704
    2,200     Coinstar, Inc.(a)                                           67,254
    4,600     Complete Production Services, Inc.(a)                       97,520
    4,600     Delek US Holdings, Inc.                                     75,394
    2,400     DynCorp. International, Inc.(a)                             38,088
    1,300     Gerber Scientific, Inc.(a)                                  16,328
    3,100     Goodman Global, Inc.(a)                                     53,320
    6,800     International Coal Group, Inc.(a)                           37,060
   10,407     Liberty Media Holding Corp. - Capital(a)                 1,019,678
   48,836     Liberty Media Holding Corp. - Interactive(a)             1,053,393
      100     Nextest Systems Corp.(a)                                     1,127
      500     Northstar Neuroscience, Inc.(a)                              7,190
      500     Pegasus Wireless Corp.(a)(f)                                   695
    2,700     Penson Worldwide, Inc.(a)                                   74,007
    2,900     Smith & Wesson Holding Corp.(a)                             29,986
    1,500     Teekay LNG Partners LP                                      49,965
    2,200     Visicu, Inc.(a)                                             24,640
                                                                    ------------
                                                                       2,752,349
                                                                    ------------

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DECEMBER 31, 2006

   SHARES
     HELD     INDUSTRY/ISSUE                                               VALUE
--------------------------------------------------------------------------------
    MISCELLANEOUS FINANCE - 10.5%
    1,210     1st Source Corp.                                      $     38,877
    4,050     AG Edwards, Inc.                                           256,324
    2,900     Acacia Research - Acacia Technologies(a)                    38,802
    2,247     Accredited Home Lenders Holding Co.(a)                      61,298
    3,900     Advance America, Cash Advance Centers, Inc.                 57,135
    2,700     Advanta Corp. Class B                                      117,801
    2,500     Affiliated Managers Group(a)                               262,825
    1,400     Agree Realty Corp.                                          48,118
    5,600     AllianceBernstein Holding LP                               450,240
    1,500     Amcore Financial, Inc.                                      49,005
    2,300     American Campus Communities, Inc.                           65,481
   11,200     American Financial Realty Trust                            128,128
    2,944     American Home Mortgage Investment Corp.                    103,393
    6,650     AmeriCredit Corp.(a)                                       167,380
      100     Ampal American Israel Class A(a)                               479
    1,600     Anchor Bancorp Wisconsin, Inc.                              46,112
    5,900     Ashford Hospitality Trust, Inc.                             73,455
    2,100     Asset Acceptance Capital Corp.(a)                           35,322
    1,900     Asta Funding, Inc.                                          57,836
    6,050     Astoria Financial Corp.                                    182,468
       74     Atlantic Coast Federal Corp.                                 1,349
    2,600     Atlantis Plastics, Inc.(a)                                   8,476
      300     BNP Residential Properties, Inc.                             7,245
    4,201     BOK Financial Corp.                                        230,971
    1,900     BP Prudhoe Bay Royalty Trust                               146,262
    1,100     Bancorp Rhode Island, Inc.                                  47,575
      900     Bank of the Ozarks, Inc.                                    29,754
    3,735     BankUnited Financial Corp. Class A                         104,431
    1,500     Banner Corp.                                                66,510
       95     Berkshire Hathaway, Inc. Class A(a)(f)                  10,449,050
      476     Berkshire Hathaway, Inc. Class B(a)                      1,745,016
    1,400     Berkshire Hills Bancorp, Inc.                               46,844
    9,300     BlackRock, Inc.(b)                                       1,412,670
    3,796     CVB Financial Corp.                                         54,890
    2,400     Calamos Asset Management, Inc. Class A                      64,392
      500     Camco Financial Corp.                                        6,375
      540     Capital Corp. of the West                                   17,329
    4,600     Capital Lease Funding, Inc.                                 53,360
    1,900     Capital Trust, Inc.                                         94,886
   11,641     CapitalSource, Inc.                                        317,916
      515     Cascade Financial Corp.                                      8,781
    1,700     Cash America International, Inc.                            79,730
    1,822     Cathay General Bancorp                                      62,877
    3,600     CBOT Holdings, Inc. Class A(a)                             545,292
    2,676     Central Pacific Financial Corp.                            103,722
    3,100     Cenveo, Inc.(a)                                             65,720
      800     Charter Financial Corp.                                     41,216
    4,600     CharterMac                                                  98,762
    1,600     Citizens First Bancorp, Inc.                                49,184
    2,890     Citizens, Inc.(a)(f)                                        19,074
      760     Coastal Financial Corp.                                     12,700
    3,400     Cohen & Steers, Inc.                                       136,578
    1,000     Columbia Equity Trust, Inc.                                 19,110
    4,100     CompuCredit Corp.(a)                                       163,221
    3,650     Corrections Corp. of America(a)                            165,089
   10,380     Covanta Holding Corp.(a)                                   228,775
    2,400     Cowen Group, Inc.(a)                                        50,760
    1,056     Cross Timbers Royalty Trust                                 53,444
    3,000     Deerfield Triarc Capital Corp.                              50,790
    4,200     Delta Financial Corp.                                       42,546
    3,700     Dime Community Bancshares, Inc.                             51,837
    2,300     Downey Financial Corp.                                     166,934
    6,900     ECC Capital Corp.                                            8,211
      629     ESB Financial Corp.                                          6,932
      300     Eastern Virginia Bankshares, Inc.                            6,750
    6,600     Eaton Vance Corp.                                          217,866
    2,900     Encore Capital Group, Inc.(a)                               36,540
      100     Enstar Group, Inc.(a)                                        9,590
    2,500     ePlus, Inc.(a)                                              26,125
    3,400     eSpeed, Inc. Class A(a)                                     29,682
      700     Evercore Partners, Inc. Class A(a)                          25,795
    2,800     Extra Space Storage, Inc.                                   51,128
    4,000     Ezcorp, Inc.(a)                                             65,000

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DECEMBER 31, 2006

   SHARES
     HELD     INDUSTRY/ISSUE                                               VALUE
--------------------------------------------------------------------------------
      900     The FINOVA Group, Inc.(a)                             $         54
    2,250     Fidelity Bankshares, Inc.                                   89,257
    1,600     Financial Federal Corp.                                     47,056
    2,400     First Albany Cos., Inc.(a)                                   5,568
    2,561     First Community Bancorp, Inc.                              133,863
      500     First Defiance Financial Corp.                              15,150
      800     First Financial Corp.                                       28,360
    1,400     First Financial Holdings, Inc.                              54,852
    2,150     First Indiana Corp.                                         54,524
    6,400     The First Marblehead Corp.                                 349,760
      615     First Place Financial Corp.                                 14,446
    1,600     FirstFed Financial Corp.(a)                                107,152
    3,600     Flagstar Bancorp, Inc.                                      53,424
    2,950     Flushing Financial Corp.                                    50,356
    3,200     Franklin Street Properties Corp.                            67,360
    9,710     Friedman Billings Ramsey Group, Inc. Class A                77,680
      300     Frontline Capital Group(a)                                       -
    2,700     GAMCO Investors, Inc. Class A                              103,842
    2,400     GFI Group, Inc.(a)                                         149,424
    1,155     Giant Industries, Inc.(a)                                   86,567
    3,957     Glacier Bancorp, Inc.                                       96,697
      600     Gramercy Capital Corp.                                      18,534
    2,300     Great Lakes Bancorp, Inc.(a)                                32,292
    1,500     Greenhill & Co., Inc.                                      110,700
      900     HMN Financial, Inc.                                         31,059
    1,400     Heartland Payment Systems, Inc.                             39,550
      420     Heritage Financial Corp.                                    10,303
    4,100     Hersha Hospitality Trust                                    46,494
    3,300     HomeBanc Corp.                                              13,959
    4,000     Hugoton Royalty Trust                                       98,400
    1,000     IBERIABANK Corp.                                            59,050
    3,600     ITC Holdings Corp.                                         143,640
      300     ITLA Capital Corp.                                          17,373
      242     Independence Federal Savings Bank(a)                         2,410
    2,524     Independent Bank Corp.                                      63,832
    4,600     IndyMac Bancorp, Inc.                                      207,736
      800     InnSuites Hospitality Trust                                  1,000
    4,400     IntercontinentalExchange, Inc.(a)                          474,760
    1,000     International Assets Holding Corp., Inc.(a)(f)              28,480
    3,656     International Bancshares Corp.                             113,007
    1,900     International Securities Exchange, Inc.                     88,901
      800     Interpool, Inc.                                             18,688
    3,000     Investment Technology Group, Inc.(a)                       128,640
    4,500     Investors Financial Services Corp.                         192,015
    3,200     Jackson Hewitt Tax Service, Inc.                           108,704
    6,100     Jefferies Group, Inc. New Shares                           163,602
    6,000     John D Oil & Gas Co.(a)                                      3,120
    3,300     KBW, Inc.(a)                                                96,987
    4,400     KKR Financial Corp.                                        117,876
    1,690     KNBT Bancorp, Inc.                                          28,274
    8,200     Knight Capital Group, Inc. Class A(a)                      157,194
    3,600     LaBranche & Co., Inc.(a)                                    35,388
    2,781     Ladenburg Thalmann Financial Services, Inc.(a)               3,393
    3,600     Lazard Ltd. Class A                                        170,424
   12,504     Leucadia National Corp.                                    352,613
    1,000     Lincoln Bancorp                                             19,990
    1,000     Lipid Sciences, Inc.(a)                                      1,350
    1,979     MAF Bancorp, Inc.                                           88,442
    3,450     MB Financial, Inc.                                         129,755
      900     MCF Corp.(a)                                                 4,275
      200     Malan Realty Investors, Inc.                                     -
   10,000     Mastercard, Inc. Class A(f)                                984,900
      300     Maxus Realty Trust, Inc.                                     3,975
    1,200     McGrath RentCorp                                            36,756
    3,300     Medallion Financial Corp.                                   40,821
    5,000     Medical Properties Trust, Inc.                              76,500
      500     MicroFinancial, Inc.                                         1,945
      110     Mid Penn Bancorp, Inc.                                       2,810
      600     The Midland Co.                                             25,170
    5,300     MoneyGram International, Inc.                              166,208
      400     Monmouth Capital Corp.                                       2,168
    2,200     Monmouth Real Estate Investment Corp. Class A               18,590
    1,700     MortgageIT Holdings, Inc.                                   25,075
      300     MutualFirst Financial, Inc.                                  6,360
      400     NASB Financial, Inc.                                        16,492
   11,500     NYSE Group, Inc.(a)(f)                                   1,117,800

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DECEMBER 31, 2006

   SHARES
     HELD     INDUSTRY/ISSUE                                               VALUE
--------------------------------------------------------------------------------
    8,700     The NASDAQ Stock Market, Inc.(a)                      $    267,873
    2,690     Nastech Pharmaceutical Co., Inc.(a)                         40,700
    2,500     National Financial Partners Corp.                          109,925
      120     National Security Group, Inc.                                2,070
      200     National Western Life Insurance Co. Class A                 46,028
    3,100     Nelnet, Inc. Class A(a)                                     84,816
   20,164     New York Community Bancorp, Inc.                           324,640
      400     North American Scientific, Inc.(a)                             436
    2,600     Northwest Bancorp, Inc.                                     71,396
    5,200     Nuveen Investments, Inc. Class A                           269,776
    6,400     Nymex Holdings, Inc.(a)                                    793,664
    1,400     Oak Hill Financial, Inc.                                    39,228
    5,700     Ocwen Financial Corp.(a)                                    90,402
      700     One Liberty Properties, Inc.                                17,591
    1,700     Opteum, Inc.                                                12,920
    5,500     optionsXpress Holdings, Inc.                               124,795
      600     PAB Bankshares, Inc.                                        12,822
    2,125     PMC Commercial Trust                                        31,896
      321     PVF Capital Corp.                                            3,371
    1,400     PW Eagle, Inc.(f)                                           48,300
    4,110     Pacific Capital Bancorp                                    138,014
    2,308     Partners Trust Financial Group, Inc.                        26,865
    1,245     Piper Jaffray Cos.(a)                                       81,112
    1,700     Portfolio Recovery Associates, Inc.(a)                      79,373
      500     Provident Financial Holdings, Inc.                          15,245
    2,889     Provident Financial Services, Inc.                          52,378
    2,800     R-G Financial Corp. Class B                                 21,420
    6,150     Raymond James Financial, Inc.                              186,407
      675     Renasant Corp.                                              20,675
    1,000     Resource America, Inc. Class A                              26,400
      200     Riverview Bancorp, Inc.                                      3,040
      300     Roberts Realty Investors, Inc.(a)                            2,367
      400     Roma Financial Corp.(a)                                      6,624
    3,000     Rome Bancorp, Inc.                                          38,250
    6,160     SEI Investments Co.                                        366,890
    1,510     SWS Group, Inc.                                             53,907
    3,700     Sanders Morris Harris Group, Inc.                           47,249
    2,103     Santander BanCorp                                           37,539
      300     Security Bank Corp.                                          6,846
    3,300     Siebert Financial Corp.                                     12,771
    3,600     Specialty Underwriters' Alliance, Inc.(a)                   30,240
    1,762     Sterling Financial Corp., Pennsylvania                      41,707
    3,743     Sterling Financial Corp., Washington                       126,560
    1,232     Student Loan Corp.                                         255,394
      300     Supertel Hospitality, Inc.                                   2,079
   42,180     TD Ameritrade Holding Corp.                                682,472
      100     TF Financial Corp.                                           3,095
    1,879     Tarragon Corp.                                              22,867
    2,800     Thomas Weisel Partners Group, Inc.(a)                       59,080
    1,100     TierOne Corp.                                               34,771
    1,500     Transnational Financial Network, Inc.(a)                     1,095
    1,600     United Community Banks, Inc.                                51,712
    1,000     United PanAm Financial Corp.(a)                             13,760
      100     Value Line, Inc.                                             4,545
    3,800     ViewPoint Financial Group(a)                                64,372
   10,252     W Holding Co., Inc.                                         61,102
    1,600     WP Carey & Co. LLC                                          48,112
    1,800     WP Stewart & Co. Ltd.                                       28,512
      200     WVS Financial Corp.                                          3,280
    5,100     Waddell & Reed Financial, Inc. Class A                     139,536
    3,861     Washington Federal, Inc.                                    90,849
    2,600     Washington Group International, Inc.(a)                    155,454
      600     Wauwatosa Holdings, Inc.(a)                                 10,692
      151     Wayne Savings Bancshares, Inc.                               2,182
    3,273     Webster Financial Corp.                                    159,461
    2,000     Wellsford Real Properties, Inc.(a)                          15,040
      502     Wesco Financial Corp.                                      230,920
      840     West Bancorp., Inc.                                         14,935
      900     Wheeling-Pittsburgh Corp.(a)                                16,857
      742     White Mountains Insurance Group, Inc.                      429,937

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DECEMBER 31, 2006

   SHARES
     HELD     INDUSTRY/ISSUE                                               VALUE
--------------------------------------------------------------------------------
      200     Willis Lease Finance Corp.(a)                         $      2,064
    1,398     Willow Grove Bancorp, Inc.                                  20,858
    2,556     Winthrop Realty Trust, Inc.                                 17,509
    1,800     World Acceptance Corp.(a)                                   84,510
    1,900     Wright Express Corp.(a)                                     59,223
                                                                    ------------
                                                                      33,979,516
                                                                    ------------
    MOTOR VEHICLES - 0.9%
    2,200     AO Smith Corp.                                              82,632
    2,800     ASV, Inc.(a)(f)                                             45,556
      100     Accuride Corp.(a)                                            1,126
    2,905     Aftermarket Technology Corp.(a)                             61,818
    5,100     American Axle & Manufacturing Holdings, Inc.                96,849
    1,700     Arctic Cat, Inc.                                            29,903
    2,300     ArvinMeritor, Inc.                                          41,929
    2,900     BorgWarner, Inc.                                           171,158
    2,000     CSK Auto Corp.(a)                                           34,300
      700     Cascade Corp.                                               37,030
    1,100     Coachmen Industries, Inc.                                   12,100
      100     Commercial Vehicle Group, Inc.(a)                            2,180
    4,400     Donaldson Co., Inc.                                        152,724
    1,300     Dorman Products, Inc.(a)                                    14,079
    3,300     Dura Automotive Systems, Inc. Class A(a)                     1,617
    3,300     Federal-Mogul Corp.(a)                                       1,911
    3,690     Fleetwood Enterprises, Inc.(a)                              29,188
    2,100     FortuNet, Inc.(a)                                           21,252
      650     Fuel Systems Solutions, Inc.(a)                             14,352
   10,590     Gentex Corp.                                               164,780
    1,300     Group 1 Automotive, Inc.                                    67,236
    1,800     H&E Equipment Services, Inc.(a)                             44,586
    2,700     Hayes Lemmerz International, Inc.(a)                        10,557
    2,100     Keystone Automotive Industries, Inc.(a)                     71,379
    4,200     LKQ Corp.(a)                                                96,558
    2,000     The Lamson & Sessions Co.(a)                                48,520
    3,845     Lear Corp.                                                 113,543
    1,000     Lithia Motors, Inc. Class A                                 28,760
    2,100     MarineMax, Inc.(a)                                          54,453
      900     Midas, Inc.(a)                                              20,700
    1,900     Modine Manufacturing Co.                                    47,557
    1,800     Monaco Coach Corp.                                          25,488
      750     Monro Muffler, Inc.                                         26,325
    2,120     Myers Industries, Inc.                                      33,199
      850     Noble International Ltd.                                    17,042
    3,900     Oshkosh Truck Corp.                                        188,838
    3,300     Polaris Industries, Inc.(f)                                154,539
      447     Proliance International, Inc.(a)                             2,056
    1,000     Rush Enterprises, Inc. Class A(a)                           16,920
    1,700     Sonic Automotive, Inc.                                      49,368
    3,450     Spartan Motors, Inc.                                        52,371
    1,300     Standard Motor Products, Inc.                               19,474
    1,300     Stoneridge, Inc.(a)                                         10,647
    1,510     Superior Industries International, Inc.(f)                  29,098
    5,900     TRW Automotive Holdings Corp.(a)                           152,633
    3,685     Thor Industries, Inc.                                      162,103
    2,600     Titan International, Inc.                                   52,390
    6,500     United Auto Group, Inc.                                    153,205
    7,500     Visteon Corp.(a)                                            63,600
    2,500     Winnebago Industries, Inc.(f)                               82,275
                                                                    ------------
                                                                       2,911,904
                                                                    ------------
    NON-DURABLES - 1.8%
    3,600     AFC Enterprises, Inc.(a)                                    63,612
   18,444     Activision, Inc.(a)(l)                                     317,975
    1,900     American Greetings Class A                                  45,353
    5,465     Applebee's International, Inc.                             134,822
    1,100     BJ's Restaurants, Inc.(a)                                   22,231
    1,230     Benihana, Inc. Class A(a)                                   37,761
    1,700     Blue Nile, Inc.(a)(f)                                       62,713
    3,000     Bob Evans Farms, Inc.                                      102,660
      210     Bowl America, Inc. Class A                                   3,328
    6,300     Brinker International, Inc.                                190,008
    2,600     Buca, Inc.(a)                                               12,506
    1,100     Buffalo Wild Wings, Inc.(a)                                 58,520
    2,415     CBRL Group, Inc.                                           108,095
    2,250     CEC Entertainment, Inc.(a)                                  90,562
    2,700     CKE Restaurants, Inc.                                       49,680

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DECEMBER 31, 2006

   SHARES
     HELD     INDUSTRY/ISSUE                                               VALUE
--------------------------------------------------------------------------------
    3,800     Cabela's, Inc. Class A(a)(f)                          $     91,694
    2,300     California Pizza Kitchen, Inc.(a)                           76,613
    2,400     Centillium Communications, Inc.(a)                           5,136
    2,800     Champps Entertainment, Inc.(a)                              19,460
    3,517     The Cheesecake Factory, Inc.(a)                             86,518
    3,800     Cheniere Energy, Inc.(a)                                   109,706
      200     Churchill Downs, Inc.                                        8,548
      700     Coinmach Service Corp. Class A                               8,330
    5,500     Cosi, Inc.(a)                                               27,995
    9,900     Denny's Corp.(a)                                            46,431
    3,000     Domino's Pizza, Inc.                                        84,000
    3,300     Dover Motorsports, Inc.                                     17,523
    1,200     Drew Industries, Inc.(a)                                    31,212
    1,200     EMAK Worldwide, Inc.(a)                                      7,080
    2,500     Famous Dave's of America, Inc.(a)                           41,175
    1,100     Forward Industries, Inc.(a)                                  4,609
    1,400     Gaming Partners International Corp.                         25,186
    1,500     Handleman Co.                                               10,155
    2,918     Hibbett Sporting Goods, Inc.(a)                             89,087
    4,300     Hollywood Media Corp.(a)                                    18,103
      900     IHOP Corp.                                                  47,430
    2,800     International Speedway Corp. Class A                       142,912
    3,100     Isle of Capri Casinos, Inc.(a)                              82,398
    2,200     Jack in the Box, Inc.(a)                                   134,288
    2,813     Jakks Pacific, Inc.(a)                                      61,436
      300     Kreisler Manufacturing Corp.(a)                              2,925
    3,700     Krispy Kreme Doughnuts, Inc.(a)                             41,070
    1,900     Lancaster Colony Corp.                                      84,189
    1,700     Landry's Restaurants, Inc.                                  51,153
      300     Lazare Kaplan International, Inc.(a)                         2,985
    2,500     Leapfrog Enterprises, Inc.(a)                               23,700
      800     Lenox Group, Inc.(a)                                         5,120
    2,400     Lodgenet Entertainment Corp.(a)                             60,072
    1,700     Luby's, Inc.(a)                                             18,513
    1,500     Majesco Entertainment Co.(a)                                 1,980
    5,200     Marvel Entertainment, Inc.(a)                              139,932
    2,400     Metal Management, Inc.                                      90,840
    6,000     Midway Games, Inc.(a)(f)                                    41,880
    2,600     Movado Group, Inc.                                          75,400
    3,005     O'Charleys, Inc.(a)                                         63,946
    3,600     OSI Restaurant Partners, Inc.                              141,120
    2,295     PF Chang's China Bistro, Inc.(a)                            88,082
    2,800     Panera Bread Co. Class A(a)                                156,548
    3,300     Papa John's International, Inc.(a)                          95,733
      900     Peco II, Inc.(a)                                               855
    6,100     Penn National Gaming, Inc.(a)                              253,882
    1,670     RC2 Corp.(a)                                                73,480
    3,300     Rare Hospitality International, Inc.(a)                    108,669
    1,800     Red Robin Gourmet Burgers, Inc.(a)                          64,530
    3,100     Regis Corp.                                                122,574
    2,600     Ruby Tuesday, Inc.                                          71,344
    1,300     Russ Berrie & Co., Inc.(a)                                  20,085
    3,400     Samsonite Corp.                                              3,366
   20,800     Service Corp. International                                213,200
      400     Servotronics, Inc.(a)                                        3,316
    2,900     Shutterfly, Inc.(a)                                         41,760
    5,937     Sonic Corp.(a)                                             142,191
    2,800     Sotheby's Holdings, Inc. Class A                            86,856
      900     The Steak n Shake Co.(a)                                    15,840
      510     Steinway Musical Instruments, Inc.(a)                       15,836
    6,400     Stewart Enterprises, Inc. Class A                           40,000
    5,150     THQ, Inc.(a)                                               167,478
    6,000     Take-Two Interactive Software, Inc.(a)                     106,560
    5,400     The Topps Co., Inc.                                         48,060
    3,300     Traffix, Inc.                                               18,084
    2,400     Trans World Entertainment Corp.(a)                          15,792
    4,600     Triarc Cos.                                                 92,000
    3,000     Trump Entertainment Resorts, Inc.(a)                        54,720
    2,155     Tupperware Corp.                                            48,725
    9,400     Warner Music Group Corp.                                   215,730
    7,000     World Wrestling Entertainment, Inc.                        114,100
    3,090     Youbet.com, Inc.(a)                                         11,309
                                                                    ------------
                                                                       5,932,381
                                                                    ------------

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DECEMBER 31, 2006

   SHARES
     HELD     INDUSTRY/ISSUE                                               VALUE
--------------------------------------------------------------------------------
    NON-FERROUS METALS - 0.8%
      800     AM Castle & Co.                                       $     20,360
    7,600     Advanced Environmental Recycling
                 Technologies, Inc. Class A(a)                            15,352
    1,900     Brush Engineered Materials, Inc.(a)                         64,163
    2,700     Century Aluminum Co.(a)                                    120,555
   23,500     Coeur d'Alene Mines Corp.(a)                               116,325
    6,500     Commercial Metals Co.                                      167,700
    2,427     Encore Wire Corp.(f)                                        53,418
   11,200     Hecla Mining Co.(a)                                         85,792
    1,400     Kaiser Aluminum Corp.(a)                                    78,372
    1,100     Minerals Technologies, Inc.                                 64,669
    3,100     Mueller Industries, Inc.                                    98,270
    1,900     RTI International Metals, Inc.(a)                          148,618
    3,824     Reliance Steel & Aluminum Co.                              150,589
   20,600     Southern Copper Corp.(f)                                 1,110,134
    5,284     Stillwater Mining Co.(a)                                    65,997
   10,800     Titanium Metals Corp.(a)                                   318,708
      900     Wolverine Tube, Inc.(a)                                      1,098
                                                                    ------------
                                                                       2,680,120
                                                                    ------------
    OPTICAL PHOTO & EQUIPMENT - 0.1%
    1,000     CPI Corp.                                                   46,490
    1,100     Cyberoptics Corp.(a)                                        13,937
    1,200     Imation Corp.                                               55,716
    8,530     Ingram Micro, Inc. Class A(a)                              174,097
    2,095     LaserCard Corp.(a)                                          22,437
      200     Meade Instruments Corp.(a)                                     394
    1,900     Photronics, Inc.(a)                                         31,046
      100     StockerYale, Inc.(a)                                           128
    1,000     Zygo Corp.(a)                                               16,450
                                                                    ------------
                                                                         360,695
                                                                    ------------
    PAPER & FOREST PRODUCTS - 0.4%
    4,300     Bowater, Inc.                                               96,750
      200     Buckeye Technologies, Inc.(a)                                2,396
      604     CSS Industries, Inc.                                        21,363
    1,700     Caraustar Industries, Inc.(a)                               13,753
    1,200     Chesapeake Corp.                                            20,424
      700     Deltic Timber Corp.                                         39,046
      480     Kadant, Inc.(a)                                             11,702
    2,654     Longview Fibre Co.                                          58,255
    7,700     Louisiana-Pacific Corp.                                    165,781
    1,000     Lydall, Inc.(a)                                             10,810
    1,700     Neenah Paper, Inc.                                          60,044
    1,400     P.H. Glatfelter Co.                                         21,700
    5,100     Packaging Corp. of America                                 112,710
      900     Pope & Talbot, Inc.(a)                                       4,923
    1,359     Potlatch Corp.                                              59,551
    4,071     Rayonier, Inc.                                             167,115
    1,400     Rock-Tenn Co. Class A                                       37,954
   21,080     Smurfit-Stone Container Corp.(a)                           222,605
    1,900     Universal Forest Products, Inc.                             88,578
    3,100     Wausau Paper Corp.                                          46,469
                                                                    ------------
                                                                       1,261,929
                                                                    ------------
    PRODUCER GOODS - 3.2%
    4,323     AGCO Corp.(a)                                              133,754
      500     Aaon, Inc.                                                  13,140
    1,800     Actuant Corp. Class A                                       85,770
    4,400     Aeroflex, Inc.(a)                                           51,568
    2,400     Akorn, Inc.(a)                                              15,000
      700     Alamo Group, Inc.                                           16,422
    1,900     Albany International Corp. Class A                          62,529
      115     Allied Motion Technologies, Inc.(a)                            777
    1,000     Allis-Chalmers Energy, Inc.(a)                              23,040
    1,200     American Vanguard Corp.                                     19,080
    5,700     Ametek, Inc.                                               181,488
    2,700     Applied Industrial Technologies, Inc.                       71,037
    2,800     AptarGroup, Inc.                                           165,312
       14     Arotech Corp.(a)                                                43
    1,500     Astec Industries, Inc.(a)                                   52,650
    6,000     BE Aerospace, Inc.(a)                                      154,080
    1,900     Baldor Electric Co.                                         63,498
    4,900     Barnes Group, Inc.                                         106,575
    1,200     Blount International, Inc.(a)                               16,152
    2,700     Blyth, Inc.                                                 56,025

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DECEMBER 31, 2006

   SHARES
     HELD     INDUSTRY/ISSUE                                               VALUE
--------------------------------------------------------------------------------
    4,500     Briggs & Stratton Corp.                               $    121,275
      600     CIRCOR International, Inc.                                  22,074
    1,100     Cantel Medical Corp.(a)                                     17,809
    6,000     Capstone Turbine Corp.(a)(f)                                 7,380
      200     Catalyst Semiconductor, Inc.(a)                                688
    3,600     Chart Industries, Inc.(a)                                   58,356
    1,100     Cherokee International Corp.(a)                              4,400
      100     Chicago Rivet & Machine Co.                                  2,100
    3,000     Clarcor, Inc.                                              101,430
    4,185     Cognex Corp.                                                99,687
    1,100     Columbus McKinnon Corp.(a)                                  23,122
    1,900     Comfort Systems USA, Inc.                                   24,016
      360     Concord Camera Corp.(a)                                      1,620
    1,900     Cryo-Cell International, Inc.(a)                             4,332
      600     Culp, Inc.(a)                                                3,090
    2,500     Curtiss-Wright Corp.                                        92,700
    2,000     Diamond Management & Technology Consultants, Inc.           24,880
      300     Directed Electronics, Inc.(a)                                3,435
    5,500     Distributed Energy Systems Corp.(a)(f)                      19,800
    1,300     Dynamic Materials Corp.                                     36,478
      300     The Eastern Co.                                              5,817
    5,300     Evergreen Solar, Inc.(a)(f)                                 40,121
    1,800     FMC Corp.                                                  137,790
    1,600     The Fairchild Corp.(a)                                       3,504
   10,090     Fastenal Co.                                               362,029
    4,220     Fedders Corp.(a)                                             4,220
    2,500     Federal Signal Corp.                                        40,100
    1,700     Flanders Corp.(a)                                           16,830
    2,800     Flowserve Corp.(a)                                         141,316
    5,340     Foster Wheeler Ltd.(a)                                     294,448
      900     Franklin Electric Co., Inc.                                 46,251
    3,700     Gardner Denver, Inc.(a)                                    138,047
      156     The Gorman-Rupp Co.                                          5,777
    3,887     Graco, Inc.                                                154,003
    5,800     GrafTech International Ltd.(a)                              40,136
      700     HI Shear Technology Corp.                                    6,370
    3,000     HNI Corp.                                                  133,230
      200     Hardinge, Inc.                                               3,012
    2,200     Harsco Corp.                                               167,420
    3,590     Herman Miller, Inc.                                        130,532
    4,600     Hexcel Corp.(a)                                             80,086
    2,900     Hubbell, Inc. Class B                                      131,109
      100     Hurco Companies, Inc.(a)                                     3,178
    3,250     IDEX Corp.                                                 154,082
      100     Ibis Technology Corp.(a)                                       147
      400     Inplay Technologies, Inc.(a)                                   560
      500     IntriCon Corp.(a)                                            2,485
    4,500     Jacuzzi Brands, Inc.(a)                                     55,935
    4,675     Jarden Corp.(a)                                            162,643
    2,500     Kaydon Corp.                                                99,350
    2,800     Kennametal, Inc.                                           164,780
    2,700     Knoll, Inc.                                                 59,400
      600     LB Foster Co. Class A(a)                                    15,546
    1,100     LaBarge, Inc.(a)                                            14,773
    1,500     Ladish Co., Inc.(a)                                         55,620
      534     Lawson Products, Inc.                                       24,505
    5,000     Lennox International, Inc.                                 153,050
    2,482     Libbey, Inc.                                                30,628
    2,295     Lincoln Electric Holdings, Inc.                            138,664
    1,500     Lindsay Manufacturing Co.                                   48,975
    3,200     Liquidity Services, Inc.(a)                                 55,072
    2,600     Lone Star Technologies, Inc.(a)                            125,866
    3,300     MSC Industrial Direct Co. Class A                          129,195
    1,700     Magnetek, Inc.(a)                                            9,605
    4,300     Manitowoc Co.                                              255,549
      900     Material Sciences Corp.(a)                                  11,646
    1,400     Matthews International Corp. Class A                        55,090
    2,700     Merix Corp.(a)                                              25,083
    3,360     Micrel, Inc.(a)                                             36,221
      900     Middleby Corp.(a)                                           94,203
    4,356     Milacron, Inc.(a)                                            3,485
      900     Modtech Holdings, Inc.(a)                                    4,455
    2,425     Moog, Inc. Class A(a)                                       92,611
      400     NACCO Industries, Inc. Class A                              54,640
    1,700     NATCO Group, Inc. Class A(a)                                54,196
    3,700     NN, Inc.                                                    45,991
    2,300     Nordson Corp.                                              114,609
    3,700     Oceaneering International, Inc.(a)                         146,890
    4,500     PainCare Holdings, Inc.(a)                                   4,950
    6,250     Pentair, Inc.                                              196,250
    5,207     Plug Power, Inc.(a)                                         20,255

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DECEMBER 31, 2006

   SHARES
     HELD     INDUSTRY/ISSUE                                               VALUE
--------------------------------------------------------------------------------
    1,600     Possis Medical, Inc.(a)                               $     21,568
    7,650     Precision Castparts Corp.                                  598,842
    3,140     Presstek, Inc.(a)                                           19,970
    2,300     RBC Bearings, Inc.(a)                                       65,918
    1,000     Reddy Ice Holdings, Inc.                                    25,820
    2,505     Regal-Beloit Corp.                                         131,538
      800     Research Frontiers, Inc.(a)(f)                               4,376
      700     Riviera Holdings Corp.(a)                                   16,912
    1,700     Robbins & Myers, Inc.                                       78,064
    1,020     Ronson Corp.(a)                                              2,020
    4,500     Roper Industries, Inc.                                     226,080
      470     SI International, Inc.(a)                                   15,237
    3,348     SPX Corp.                                                  204,764
    7,000     Safeguard Scientifics, Inc.(a)                              16,940
    2,300     Sauer-Danfoss, Inc.                                         74,175
      500     Sequa Corp. Class A(a)                                      57,530
    5,600     The Shaw Group, Inc.(a)                                    187,600
    1,700     Somanetics Corp.(a)                                         38,811
    1,800     Sonic Solutions, Inc.(a)                                    29,340
      200     Spectrum Control, Inc.(a)                                    1,944
      700     Standex International Corp.                                 21,091
    9,000     Steelcase, Inc. Class A                                    163,440
      300     Strattec Security Corp.(a)                                  13,980
    1,500     Sun Hydraulics, Inc.                                        30,765
    1,800     T-3 Energy Services, Inc.(a)                                39,690
    1,165     TRM Corp.(a)                                                 2,493
    1,400     Team, Inc.(a)                                               48,762
    1,500     Technology Research Corp.                                    6,270
    2,700     Tecumseh Products Co. Class A(a)                            45,630
    1,900     Teleflex, Inc.                                             122,664
    1,200     Tennant Co.                                                 34,800
    2,600     Tenneco, Inc.(a)                                            64,272
    8,000     ThermoGenesis Corp.(a)                                      34,240
    4,400     Timken Co.                                                 128,392
    4,400     Trinity Industries, Inc.                                   154,880
    1,700     Triumph Group, Inc.                                         89,131
    1,900     TurboChef Technologies, Inc.(a)                             32,338
      200     Twin Disc, Inc.                                              7,100
    2,100     Tyler Technologies, Inc.(a)                                 29,526
    8,140     Valhi, Inc.                                                211,477
    1,100     Valmont Industries, Inc.                                    61,039
    1,200     Watsco, Inc.                                                56,592
    3,400     Watts Water Technologies, Inc. Class A                     139,774
    1,800     Woodward Governor Co.                                       71,478
    1,100     X-Rite, Inc.                                                13,530
                                                                    ------------
                                                                      10,199,746
                                                                    ------------
    RAILROADS & SHIPPING - 0.6%
    2,700     Alexander & Baldwin, Inc.                                  119,718
    1,900     American Commercial Lines, Inc.(a)                         124,469
    4,600     Diamondhead Casino Corp.(a)                                 13,018
      100     Double Hull Tankers, Inc.                                    1,619
    4,700     Eagle Bulk Shipping, Inc.(f)                                81,498
      100     Excel Maritime Carriers Ltd.(a)                              1,461
    1,800     Florida East Coast Industries, Inc.                        107,280
    1,300     FreightCar America, Inc.                                    72,085
    3,700     GATX Corp.                                                 160,321
      600     Genco Shipping & Trading Ltd.                               16,764
    2,100     General Maritime Corp.                                      73,899
    1,950     Genesee & Wyoming, Inc. Class A(a)                          51,168
    1,700     Greenbrier Cos., Inc.                                       51,000
    3,200     Horizon Lines, Inc. Class A                                 86,272
    1,000     Hornbeck Offshore Services, Inc.(a)                         35,700
      300     International Shipholding Corp.(a)                           4,047
    5,900     Kansas City Southern(a)                                    170,982
    2,000     Martin Midstream Partners LP                                66,480
    5,300     OMI Corp. New Shares                                       112,201
    2,100     Overseas Shipholding Group                                 118,230
    2,200     RailAmerica, Inc.(a)                                        35,376
    1,600     Saia, Inc.(a)                                               37,136
    5,500     Ship Finance International Ltd.                            130,680
    1,800     Trico Marine Services, Inc.(a)                              68,958
    2,200     Westinghouse Air Brake Technologies Corp.                   66,836
                                                                    ------------
                                                                       1,807,198
                                                                    ------------
    REAL PROPERTY - 6.1%
    4,800     AMB Property Corp.                                         281,328
      600     AMREP Corp.(f)                                              73,500

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DECEMBER 31, 2006

   SHARES
     HELD     INDUSTRY/ISSUE                                               VALUE
--------------------------------------------------------------------------------
    3,500     Acadia Realty Trust                                   $     87,570
    2,400     Affordable Residential Communities Inc.(a)                  27,960
    1,795     Alesco Financial, Inc.                                      19,207
      300     Alexander's, Inc.(a)                                       125,895
    1,600     Alexandria Real Estate Equities, Inc.                      160,640
      400     American Land Lease, Inc.                                   10,604
      500     American Mortgage Acceptance Co.                             8,440
    4,000     American Real Estate Partners LP                           342,920
      500     American Realty Investors, Inc.(a)                           3,935
    4,400     Amerivest Properties, Inc.                                   1,760
   12,000     Annaly Capital Management, Inc.                            166,920
    3,800     Anthracite Capital, Inc.                                    48,374
    2,700     Anworth Mortgage Asset Corp.                                25,677
    2,300     Arbor Realty Trust, Inc.                                    69,207
    3,200     Associated Estates Realty Corp.                             43,968
    5,045     AvalonBay Communities, Inc.                                656,102
      500     Avatar Holdings, Inc.(a)(f)                                 40,425
    4,135     BRE Properties                                             268,858
    2,000     BRT Realty Trust                                            55,300
    2,500     Big 5 Sporting Goods Corp.                                  61,050
    3,200     BioMed Realty Trust, Inc.                                   91,520
    6,314     Brandywine Realty Trust                                    209,941
   15,300     Brookfield Properties Corp.                                601,749
    4,300     CBL & Associates Properties, Inc.                          186,405
    3,800     CBRE Realty Finance, Inc.                                   59,698
      400     California Coastal Communities, Inc.                         8,580
    3,957     Camden Property Trust                                      292,224
    2,500     Capstead Mortgage Corp.                                     20,750
    1,100     Cedar Shopping Centers, Inc.                                17,501
      600     CentraCore Properties Trust                                 19,398
    3,200     Colonial Properties Trust                                  150,016
    3,400     Corporate Office Properties Trust                          171,598
    3,000     Cousins Properties, Inc.                                   105,810
    7,700     Crescent Real Estate EQT Co.                               152,075
    3,100     Crystal River Capital, Inc.                                 79,143
    5,983     Developers Diversified Realty Corp.                        376,630
    3,200     DiamondRock Hospitality Co.                                 57,632
    2,100     Digital Realty Trust, Inc.                                  71,883
    9,500     Douglas Emmett, Inc.                                       252,605
   10,475     Duke Realty Corp.                                          428,428
    1,200     Eastgroup Properties, Inc.                                  64,272
    3,500     Education Realty Trust, Inc.                                51,695
    1,800     Entertainment Properties Trust                             105,192
    5,100     Equity Inns, Inc.                                           81,396
    1,600     Equity Lifestyle Properties, Inc.                           87,088
    3,955     Equity One, Inc.                                           105,440
    1,600     Essex Property Trust, Inc.                                 206,800
    3,740     Federal Realty Investment Trust                            317,900
    5,500     FelCor Lodging Trust, Inc.                                 120,120
    6,100     Fieldstone Investment Corp.                                 26,718
    1,327     First Acceptance Corp.(a)                                   14,225
    3,600     First Industrial Realty Trust, Inc.                        168,804
    1,200     First Potomac Realty Trust                                  34,932
    6,800     Forest City Enterprises, Inc. Class A                      397,120
    2,300     GMH Communities Trust                                       23,345
   17,530     General Growth Properties, Inc.                            915,592
    1,200     Getty Realty Corp.                                          37,080
    2,100     Gladstone Commercial Corp.                                  42,294
    2,700     Glimcher Realty Trust                                       72,117
    4,400     Global Signal, Inc.                                        231,748
    4,200     Government Properties Trust, Inc.                           44,520
      322     Grubb & Ellis Co.(a)                                         3,709
   14,700     HRPT Properties Trust                                      181,545
   13,000     Health Care Property Investors, Inc.                       478,660
    6,653     Health Care REIT, Inc.                                     286,199
    3,900     Healthcare Realty Trust, Inc.                              154,206
      100     Heartland Partners LP Class A(a)                                36
    2,900     Highland Hospitality Corp.                                  41,325
    2,250     Highwoods Properties, Inc.                                  91,710
    2,700     Home Properties, Inc.                                      160,029
    3,705     Hospitality Properties Trust                               176,099
   38,158     Host Marriott Corp.                                        936,779
    1,600     Housevalues, Inc.(a)                                         9,008
    5,500     IMPAC Mortgage Holdings, Inc.                               48,400
    6,000     Inland Real Estate Corp.                                   112,320
    2,500     Innkeepers USA Trust                                        38,750

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DECEMBER 31, 2006

   SHARES
     HELD     INDUSTRY/ISSUE                                               VALUE
--------------------------------------------------------------------------------
    2,700     Investors Real Estate Trust                           $     27,702
    9,700     iStar Financial, Inc.                                      463,854
      100     JER Investors Trust, Inc.                                    2,067
    2,500     Jones Lang LaSalle, Inc.                                   230,425
    2,800     Kilroy Realty Corp.                                        218,400
    1,700     Kite Realty Group Trust                                     31,654
      900     LTC Properties, Inc.                                        24,579
    3,000     LaSalle Hotel Properties                                   137,550
    4,400     Lexington Corporate Properties Trust                        98,648
    5,760     Liberty Property Trust                                     283,046
    3,800     LoopNet, Inc.(a)                                            56,924
    5,670     Luminent Mortgage Capital, Inc.                             55,056
    4,800     MFA Mortgage Investments, Inc.                              36,912
    3,900     The Macerich Co.                                           337,623
    3,200     Mack-Cali Realty Corp.                                     163,200
    2,500     Maguire Properties, Inc.                                   100,000
    2,100     Mid-America Apartment Communities, Inc.                    120,204
    5,000     The Mills Corp.                                            100,000
    1,100     Mission West Properties                                     14,410
   10,424     Move, Inc.(a)                                               57,436
    1,600     National Health Investors, Inc.                             52,800
      700     National Health Realty, Inc.                                16,800
    5,191     National Retail Properties, Inc.                           119,133
    4,500     Nationwide Health Properties, Inc.                         135,990
    4,445     New Century Financial Corp.                                140,418
    5,800     New Plan Excel Realty Trust                                159,384
    2,605     Newcastle Investment Corp.                                  81,589
      400     Newkirk Realty Trust, Inc.                                   7,216
    6,000     NorthStar Realty Finance Corp.                              99,420
    3,600     NovaStar Financial, Inc.(f)                                 95,940
    3,400     Omega Healthcare Investors, Inc.                            60,248
    1,800     Origen Financial, Inc.                                      12,330
      900     Orleans Homebuilders, Inc.                                  16,920
    1,200     PS Business Parks, Inc.                                     84,852
    1,500     Parkway Properties, Inc.                                    76,515
    2,599     Pennsylvania Real Estate Investment Trust                  102,349
    2,500     Post Properties, Inc.                                      114,250
    2,700     RAIT Investment Trust                                       93,096
    1,600     Ramco-Gershenson Properties Trust                           61,024
    1,300     Reading International, Inc. Class A(a)                      10,777
    7,000     Realty Income Corp.                                        193,900
    6,570     Reckson Associates Realty Corp.                            299,592
    1,600     Redwood Trust, Inc.                                         92,928
    3,600     Regency Centers Corp.                                      281,412
    3,500     SL Green Realty Corp.                                      464,730
    1,100     Saul Centers, Inc.                                          60,709
    5,900     Senior Housing Properties Trust                            144,432
      900     Sovran Self Storage, Inc.                                   51,552
    3,800     Spirit Finance Corp.                                        47,386
    5,800     The St. Joe Co.(f)                                         310,706
    1,600     Stonemor Partners LP                                        40,016
    3,500     Strategic Hotel Capital, Inc.                               76,265
      200     Stratus Properties, Inc.(a)                                  6,400
    2,000     Sun Communities, Inc.                                       64,720
    3,200     Sunstone Hotel Investors, Inc.                              85,536
    2,700     Tanger Factory Outlet Centers, Inc.                        105,516
    3,700     Taubman Centers, Inc.                                      188,182
    6,855     Thornburg Mortgage, Inc.                                   172,266
    1,900     Toreador Resources Corp.(a)                                 48,963
      100     Transcontinental Realty Investors, Inc.(a)                   1,390
    3,700     Trustreet Properties, Inc.                                  62,345
    8,765     United Dominion Realty Trust, Inc.                         278,639
    1,300     Universal Health Realty Income Trust                        50,674
    1,300     Urstadt Biddle Properties, Inc.                             22,815
      900     Urstadt Biddle Properties, Inc. Class A                     17,181
    5,000     U-Store-It Trust                                           102,750
    8,300     Ventas, Inc.                                               351,256
    2,300     Washington Real Estate Investment Trust                     92,000
    4,975     Weingarten Realty Investors                                229,397
    4,000     Winston Hotels, Inc.                                        53,000
    1,049     ZipRealty, Inc.(a)(f)                                        7,857
                                                                    ------------
                                                                      19,905,655
                                                                    ------------

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DECEMBER 31, 2006

   SHARES
     HELD     INDUSTRY/ISSUE                                               VALUE
--------------------------------------------------------------------------------
    RETAIL - 2.8%
    1,000     1-800 Contacts, Inc.(a)                               $     16,310
    4,170     1-800-FLOWERS.COM, Inc. Class A(a)                          25,687
    3,066     99 Cents Only Stores(a)                                     37,313
    2,700     AC Moore Arts & Crafts, Inc.(a)                             58,509
    2,475     Aaron Rents, Inc.                                           71,231
    4,800     Abercrombie & Fitch Co. Class A                            334,224
    5,400     Advance Auto Parts                                         192,024
    3,200     Allion Healthcare, Inc.(a)                                  22,912
    1,300     Alloy, Inc.(a)                                              14,963
   12,765     American Eagle Outfitters, Inc.                            398,396
    4,975     AnnTaylor Stores Corp.(a)                                  163,379
      200     Arden Group, Inc. Class A                                   24,762
    3,600     Asbury Automotive Group, Inc.                               84,816
    3,000     BJ's Wholesale Club, Inc.(a)                                93,330
    3,300     Barnes & Noble, Inc.                                       131,043
      251     Blair Corp.                                                  8,220
    1,100     Bluegreen Corp.(a)                                          14,113
    2,500     The Bombay Co., Inc.(a)                                      3,200
    1,800     The Bon-Ton Stores, Inc.                                    62,370
    2,300     Books-A-Million, Inc.                                       52,164
    4,700     Borders Group, Inc.                                        105,045
    2,956     Brightpoint, Inc.(a)                                        39,758
    1,300     Build-A-Bear Workshop, Inc.(a)                              36,426
    5,700     Carmax, Inc.(a)                                            305,691
    4,600     Casey's General Stores, Inc.                               108,330
    3,900     Casual Male Retail Group, Inc.(a)                           50,895
    2,750     The Cato Corp. Class A                                      63,002
    2,300     Central Garden and Pet Co.(a)                              111,366
    2,300     Charlotte Russe Holding, Inc.(a)                            70,725
    7,255     Charming Shoppes, Inc.(a)                                   98,160
    9,400     Chico's FAS, Inc.(a)                                       194,486
    2,305     The Children's Place Retail Stores, Inc.(a)                146,414
    2,238     Christopher & Banks Corp.                                   41,761
    4,700     Claire's Stores, Inc.                                      155,758
    6,670     Coldwater Creek, Inc.(a)                                   163,548
    2,600     Color Kinetics, Inc.(a)                                     55,510
    2,800     Cost Plus, Inc.(a)                                          28,840
      200     DEB Shops, Inc.                                              5,280
    2,500     DSW, Inc. Class A(a)                                        96,425
    2,299     dELiA*s, Inc.(a)                                            24,117
    6,505     Dollar Tree Stores, Inc.(a)                                195,801
    5,206     Dress Barn, Inc.(a)                                        121,456
    3,400     drugstore.com, Inc.(a)                                      12,444
    4,600     Escala Group, Inc.(a)(f)                                    35,374
    2,400     The Finish Line, Inc. Class A                               34,272
      200     Flanigan's Enterprises, Inc.                                 2,084
   10,200     Foot Locker, Inc.                                          223,686
    4,450     Fred's, Inc.                                                53,578
    3,900     GameStop Corp. Class A(a)                                  214,929
    1,400     Gander Mountain Co.(a)(f)                                   12,614
    2,200     Genesco, Inc.(a)                                            82,060
    2,400     Great Atlantic & Pacific Tea Co.                            61,776
    2,400     Guitar Center, Inc.(a)                                     109,104
    2,600     Gymboree Corp.(a)                                           99,216
    4,250     HOT Topic, Inc.(a)                                          56,695
    4,500     Hancock Fabrics, Inc.(a)                                    15,480
    6,200     Hanesbrands, Inc.(a)                                       146,444
    3,800     Insight Enterprises, Inc.(a)                                71,706
    1,200     Jamba, Inc.(a)                                              12,084
    1,365     Jo-Ann Stores, Inc.(a)                                      33,579
    1,100     Kirkland's, Inc.(a)                                          5,522
    2,200     Longs Drug Stores Corp.                                     93,236
    3,200     Men's Wearhouse, Inc.                                      122,432
    4,995     Movie Gallery, Inc.(a)                                      17,582
    5,710     O'Reilly Automotive, Inc.(a)                               183,064
    1,300     Overstock.com, Inc.(a)(f)                                   20,540
    3,000     PC Connection, Inc.(a)                                      44,490
    5,200     PEP Boys-Manny, Moe & Jack                                  77,272
    9,500     PetSmart, Inc.                                             274,170
    4,925     Pacific Sunwear of California, Inc.(a)                      96,432
    5,400     Pathmark Stores, Inc.(a)                                    60,210
    2,600     Payless Shoesource, Inc.(a)                                 85,332
    7,000     Pier 1 Imports, Inc.                                        41,650
      850     PriceSmart, Inc.(a)                                         15,224
    3,100     Rent-A-Center, Inc.(a)                                      91,481
    2,200     Retail Ventures, Inc.(a)                                    41,888
   31,900     Rite Aid Corp.(a)                                          173,536
    9,300     Ross Stores, Inc.                                          272,490
    2,000     Ruddick Corp.                                               55,500

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DECEMBER 31, 2006

   SHARES
     HELD     INDUSTRY/ISSUE                                               VALUE
--------------------------------------------------------------------------------
      200     Ruth's Chris Steak House, Inc.(a)                     $      3,656
    9,400     Saks, Inc.                                                 167,508
    9,370     Sally Beauty Co., Inc.(a)                                   73,086
    2,400     School Specialty, Inc.(a)                                   89,976
    1,000     Sharper Image Corp.(a)                                       9,250
      700     Shoe Carnival, Inc.(a)                                      22,120
    2,150     Stamps.com, Inc.(a)                                         33,863
    2,300     Stein Mart, Inc.                                            30,498
    3,800     Systemax, Inc.(a)                                           66,310
    4,800     Talbots, Inc.                                              115,680
    2,900     Texas Roadhouse, Inc. Class A(a)                            38,454
    3,500     Tractor Supply Co.(a)                                      156,485
    4,100     Tuesday Morning Corp.                                       63,755
    2,800     Tween Brands, Inc.(a)                                      111,804
    1,200     Unifirst Corp.                                              46,092
    1,800     United Stationers, Inc.(a)                                  84,042
    9,500     Urban Outfitters, Inc.(a)                                  218,785
      500     VSI Holdings, Inc.(a)                                            -
    1,800     Weis Markets, Inc.                                          72,198
    1,600     West Marine, Inc.(a)                                        27,632
    4,475     The Wet Seal, Inc. Class A(a)                               29,848
    7,700     Williams-Sonoma, Inc.                                      242,088
    2,700     Wilsons The Leather Experts, Inc.(a)                         5,508
    2,300     Yankee Candle Co., Inc.                                     78,844
    3,100     Zale Corp.(a)                                               87,451
    2,500     Zumiez, Inc.(a)                                             73,850
                                                                    ------------
                                                                       9,025,719
                                                                    ------------
    SOAPS & COSMETICS - 0.3%
    7,270     Alberto-Culver Co.                                         155,941
    7,100     Bare Escentuals, Inc.(a)                                   220,597
    1,700     Chattem, Inc.(a)                                            85,136
    3,600     Church & Dwight Co., Inc.                                  153,540
    1,900     Elizabeth Arden, Inc.(a)                                    36,195
    1,400     Inter Parfums, Inc.                                         26,866
    4,300     Nu Skin Enterprises, Inc. Class A                           78,389
    1,100     Parlux Fragrances, Inc.(a)(f)                                6,127
    2,400     Physicians Formula Holdings, Inc.(a)                        44,856
    3,600     Playtex Products, Inc.(a)                                   51,804
   24,292     Revlon, Inc. Class A(a)                                     31,094
      500     Steiner Leisure Ltd.(a)                                     22,750
                                                                    ------------
                                                                         913,295
                                                                    ------------
    STEEL - 0.5%
    6,500     AK Steel Holding Corp.(a)                                  109,850
      200     Ampco-Pittsburgh Corp.                                       6,696
    2,100     Carpenter Technology Corp.                                 215,292
    3,000     Chaparral Steel Co.                                        132,810
    3,300     Cleveland-Cliffs, Inc.                                     159,852
    1,400     Cold Metal Products, Inc.(a)                                     1
      600     Friedman Industries                                          7,260
    1,700     Gibraltar Industries, Inc.                                  39,967
    1,600     Northwest Pipe Co.(a)                                       53,792
      605     Olympic Steel, Inc.                                         13,449
      500     Omega Flex, Inc.                                            10,340
    2,100     Oregon Steel Mills, Inc.(a)                                131,061
    2,250     Quanex Corp.                                                77,828
    1,700     Ryerson, Inc.                                               42,653
    2,850     Schnitzer Steel Industries, Inc. Class A                   113,145
      400     Shiloh Industries, Inc.                                      7,580
    6,480     Steel Dynamics, Inc.                                       210,276
    1,500     Steel Technologies, Inc.                                    26,325
    1,100     Universal Stainless & Alloy Products, Inc.(a)               36,828
    6,600     Worthington Industries, Inc.                               116,952
                                                                    ------------
                                                                       1,511,957
                                                                    ------------
    TELEPHONE - 2.3%
    5,400     Acme Packet, Inc.(a)                                       111,456
    5,380     Adtran, Inc.                                               122,126
    7,800     Airspan Networks, Inc.(a)                                   28,860
    4,900     Alaska Communications Systems Group, Inc.                   74,431
   29,453     American Tower Corp. Class A(a)(l)                       1,098,008
    4,705     Applied Digital Solutions, Inc.(a)                           8,469
      600     Applied Innovation, Inc.(a)                                  1,926
    2,600     Applied Signal Technology, Inc.                             36,556

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MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2006

   SHARES
     HELD     INDUSTRY/ISSUE                                               VALUE
--------------------------------------------------------------------------------
      500     Atlantic Tele-Network, Inc.                           $     14,650
    8,000     Autobytel, Inc.(a)                                          28,000
    2,900     Boston Communications Group(a)                               7,250
    2,500     CT Communications, Inc.                                     57,300
    2,000     Carrier Access Corp.(a)                                     13,120
    5,900     Centennial Communications Corp.                             42,421
   10,200     Cincinnati Bell, Inc.(a)                                    46,614
    2,000     Commonwealth Telephone Enterprises, Inc.                    83,720
    3,000     Consolidated Communications Holdings, Inc.                  62,700
   12,386     Covad Communications Group, Inc.(a)                         17,093
   15,440     Crown Castle International Corp.(a)                        498,712
    2,799     D&E Communications, Inc.                                    35,407
    2,000     Ditech Networks, Inc.(a)                                    13,840
   13,300     Dobson Communications Corp. Class A(a)                     115,577
    2,215     Equinix, Inc.(a)                                           167,498
   12,200     Extreme Networks, Inc.(a)                                   51,118
    2,100     FairPoint Communications, Inc.                              39,795
        1     Fibernet Telecom Group, Inc.(a)                                  7
    6,900     FiberTower Corp.(a)(f)                                      40,572
   18,100     Finisar Corp.(a)                                            58,463
    4,500     Fusion Telecommunications International, Inc.(a)             5,265
    3,400     General Communication, Inc. Class A(a)                      53,482
    2,000     GeoEye, Inc.(a)                                             38,700
    3,295     Global Crossing Ltd.(a)                                     80,892
    7,100     Globalstar, Inc.(a)                                         98,761
        6     GoAmerica, Inc.(a)                                              49
      800     HickoryTech Corp.                                            5,720
      800     Hughes Communications, Inc.(a)                              37,400
   10,100     ICO Global Communications Holdings Ltd.(a)                  46,157
    1,600     ID Systems, Inc.(a)                                         30,112
    4,600     IDT Corp. Class B(a)                                        60,168
      200     Ibasis, Inc.(a)                                              1,696
    4,200     InPhonic, Inc.(a)                                           46,578
    2,400     Inter-Tel, Inc.                                             53,184
    4,200     Interdigital Communications Corp.(a)                       140,910
    3,800     Iowa Telecommunications Services, Inc.                      74,898
    1,500     iPCS, Inc.(a)                                               83,040
    2,200     j2 Global Communications, Inc.(a)                           59,950
    4,900     Leap Wireless International, Inc.(a)                       291,403
   80,380     Level 3 Communications, Inc.(a)(f)                         450,128
      300     NET2000 Communications, Inc.(a)                                  -
   11,400     NII Holdings, Inc.(a)                                      734,616
    4,300     NTELOS Holdings Corp.(a)                                    76,884
   22,155     NTL, Inc.                                                  559,192
      600     North Pittsburgh Systems, Inc.                              14,484
    3,086     Novatel Wireless, Inc.(a)                                   29,842
      200     Occam Networks, Inc.(a)                                      3,300
      247     Optical Cable Corp.(a)                                       1,124
      600     Optium Corp.(a)                                             14,964
   29,100     Primus Telecommunications GP(a)(f)                          11,931
    1,400     RCN Corp.(a)                                                42,210
   14,400     Sonus Networks, Inc.(a)                                     94,896
      390     Stratos International, Inc.(a)                               2,964
    4,200     SunCom Wireless Holdings, Inc. Class A(a)                    2,940
      800     SureWest Communications                                     22,032
    3,200     Syniverse Holdings, Inc.(a)                                 47,968
    3,100     Telephone & Data Systems, Inc.                             168,423
    3,300     Telephone & Data Systems, Inc. (Special Shares)            163,680
      200     Telular Corp.(a)                                               724
    2,700     Terremark Worldwide, Inc.(a)                                18,144
    7,100     Time Warner Telecom, Inc. Class A(a)                       141,503
      175     Tut Systems, Inc.(a)                                           196
    6,100     US Cellular Corp.(a)                                       424,499
      500     US LEC Corp. Class A(a)                                      4,655
    2,800     USA Mobility, Inc.                                          62,636
    1,700     Ulticom, Inc.(a)                                            16,303
    6,100     UTStarcom, Inc.(a)(f)                                       53,375
   13,000     Vonage Holdings Corp.(a)                                    90,220
    1,500     Warwick Valley Telephone Co.                                26,610
                                                                    ------------
                                                                       7,364,497
                                                                    ------------

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2006

   SHARES
     HELD     INDUSTRY/ISSUE                                               VALUE
--------------------------------------------------------------------------------
    TIRES & RUBBER GOODS - 0.1%
      200     American Biltrite, Inc.(a)                            $      1,836
    1,100     Bandag, Inc.                                                55,473
    2,200     Carlisle Cos., Inc.                                        172,700
    6,100     Cooper Tire & Rubber Co.                                    87,230
    1,000     SRI/Surgical Express, Inc.(a)                                5,490
      400     Synergetics USA, Inc.(a)                                     1,748
                                                                    ------------
                                                                         324,477
                                                                    ------------
    TOBACCO - 0.2%
    5,500     Alliance One International, Inc.(a)                         38,830
    7,800     Loews Corp. - Carolina Group                               504,816
    1,100     M&F Worldwide Corp.(a)                                      27,786
      900     Schweitzer-Mauduit International, Inc.                      23,445
    2,045     Universal Corp.                                            100,225
    5,183     Vector Group Ltd.                                           91,998
                                                                    ------------
                                                                         787,100
                                                                    ------------
    TRAVEL & RECREATION - 2.4%
      100     Aldila, Inc.                                                 1,491
    4,038     All-American SportPark, Inc.(a)                                691
    1,200     Ambassadors Group, Inc.                                     36,420
    1,700     Amerco, Inc.(a)                                            147,917
      100     American Classic Voyages Co.(a)                                  -
    3,600     Ameristar Casinos, Inc.                                    110,664
    2,200     Aztar Corp.(a)                                             119,724
    3,000     Bally Technologies, Inc.(a)(f)                              56,040
    2,500     Bally Total Fitness Holding Corp.(a)                         6,125
    5,200     Boyd Gaming Corp.                                          235,612
      600     Buckhead America Corp.(a)                                        6
    4,600     CKX, Inc.(a)                                                53,958
    3,700     Callaway Golf Co.                                           53,317
    2,700     Cedar Fair, LP                                              75,114
      600     Central Parking Corp.                                       10,800
    4,800     Choice Hotels International, Inc.                          202,080
    3,800     Dick's Sporting Goods, Inc.(a)                             186,162
    2,100     Dollar Thrifty Automotive Group(a)                          95,781
    3,416     Dover Downs Gaming & Entertainment, Inc.                    45,672
    4,100     Empire Resorts, Inc.(a)                                     35,588
   23,577     Expedia, Inc.(a)                                           494,645
    1,000     Full House Resorts, Inc.(a)                                  3,780
      100     Golf Galaxy, Inc.(a)                                         1,864
    1,800     Great Wolf Resorts, Inc.(a)                                 25,128
      800     Hudson Hotels Corp.(a)                                           -
    3,800     Interstate Hotels & Resorts, Inc.(a)                        28,348
    1,392     K2, Inc.(a)                                                 18,360
   25,200     Las Vegas Sands Corp.(a)                                 2,254,896
    1,700     Life Time Fitness, Inc.(a)                                  82,467
    1,100     Lodgian, Inc.(a)                                            14,960
   19,900     MGM Mirage(a)                                            1,141,265
    3,400     MTR Gaming Group, Inc.(a)                                   41,548
    1,500     Marcus Corp.                                                38,370
      700     Marine Products Corp.                                        8,218
    1,100     Monarch Casino & Resort, Inc.(a)                            26,268
    2,700     Multimedia Games, Inc.(a)                                   25,920
    3,500     Orient Express Hotels Ltd. Class A                         165,620
    3,400     Pinnacle Entertainment, Inc.(a)                            112,676
    4,550     Pool Corp.                                                 178,224
    2,300     President Casinos, Inc.(a)                                     575
    4,200     Progressive Gaming International Corp.(a)                   38,094
      300     Red Lion Hotels Corp.(a)                                     3,822
   15,600     Royal Caribbean Cruises Ltd.(f)                            645,528
    6,800     Scientific Games Corp. Class A(a)                          205,564
    3,143     Shuffle Master, Inc.(a)(f)                                  82,347
    6,800     Silverleaf Resorts, Inc.(a)                                 30,464
    9,300     Six Flags, Inc.(a)(f)                                       48,732
      200     Sonesta International Hotels Class A                         4,200
    2,600     Speedway Motorsports, Inc.                                  99,840
    4,500     Station Casinos, Inc.                                      367,515
      400     Town Sports International Holdings, Inc.(a)                  6,592
    1,100     Travelzoo, Inc.(a)                                          32,945
    1,900     Vail Resorts, Inc.(a)                                       85,158
    1,800     WMS Industries, Inc.(a)                                     62,748
                                                                    ------------
                                                                       7,849,843
                                                                    ------------

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2006

   SHARES
     HELD     INDUSTRY/ISSUE                                               VALUE
--------------------------------------------------------------------------------
    TRUCKING & FREIGHT - 1.0%
    2,500     Arkansas Best Corp.                                   $     90,000
      300     BancTrust Financial Group, Inc.                              7,656
   10,700     CH Robinson Worldwide, Inc.                                437,523
    2,425     Celadon Group, Inc.(a)                                      40,619
    2,100     Con-way, Inc.                                               92,484
    2,700     Covenant Transport, Inc. Class A(a)                         30,780
   12,010     Expeditors International Washington, Inc.                  486,405
    2,600     Forward Air Corp.                                           75,218
    1,900     Frozen Food Express Industries                              16,340
    2,400     HUB Group, Inc. Class A(a)                                  66,120
    6,208     Heartland Express, Inc.                                     93,244
    4,800     Hythiam, Inc.(a)(f)                                         44,352
    9,800     JB Hunt Transport Services, Inc.                           203,546
    4,500     Knight Transportation, Inc.                                 76,725
    6,910     Laidlaw International, Inc.                                210,271
    4,800     Landstar System, Inc.                                      183,264
    1,237     Marten Transport Ltd.(a)                                    22,674
    3,162     Old Dominion Freight Line, Inc.(a)                          76,109
      400     PAM Transportation Services(a)                               8,808
    3,100     Pacer International, Inc.                                   92,287
    1,100     Quality Distribution, Inc.(a)                               14,652
    3,300     Sirva, Inc.(a)                                              11,484
    5,370     Swift Transportation Co., Inc.(a)                          141,070
    1,000     TAL International Group, Inc.                               26,690
    1,900     U.S. Xpress Enterprises, Inc. Class A(a)                    31,293
      700     USA Truck, Inc.(a)                                          11,235
    5,900     UTI Worldwide, Inc.                                        176,410
      900     Universal Truckload Services, Inc.(a)                       21,375
    1,800     Wabash National Corp.                                       27,180
    6,100     Werner Enterprises, Inc.                                   106,628
    4,129     YRC Worldwide, Inc.(a)                                     155,787
                                                                    ------------
                                                                       3,078,229
                                                                    ------------
              TOTAL COMMON STOCKS
              (Cost - $221,434,947) - 92.5%                          300,020,418
                                                                    ------------
                        PREFERRED STOCKS

    TELEPHONE - 0.0%
       50     ATSI Communications, Inc. Series H(a)(g)                        15
                                                                    ------------
              TOTAL PREFERRED STOCKS
              (Cost - $200) - 0.0%                                            15
                                                                    ------------
                        RIGHTS

    MISCELLANEOUS - 0.0%
    2,400     Affordable Residential Communities Inc.(j)                   2,120
                                                                    ------------
    SOAPS & COSMETICS - 0.0%
   24,292     Revlon, Inc.(k)                                              1,215
                                                                    ------------
              TOTAL RIGHTS
              (Cost - $0) - 0.0%                                           3,335
                                                                    ------------
                        WARRANTS(i)

    TELEPHONE - 0.0%
      121     Optical Cable Corp. (expires 10/24/2007)                         -
                                                                    ------------
              TOTAL WARRANTS
              (Cost - $0) - 0.0%                                               -
                                                                    ------------
                        OTHER INTERESTS(d)

    ENERGY & UTILITIES - 0.0%
      600     PetroCorp Inc. (Escrow Shares)                                   -
                                                                    ------------
              TOTAL OTHER INTERESTS
              (Cost - $0) - 0.0%                                               -
                                                                    ------------

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2006

 BENEFICIAL
 INTEREST     INDUSTRY/ISSUE                                               VALUE
--------------------------------------------------------------------------------
                        SHORT-TERM SECURITIES

$22,707,376   BlackRock Liquidity Series, LLC Cash Sweep
                 Series I, 5.26%(b)(e)                              $ 22,707,376
 24,052,760   BlackRock Liquidity Series, LLC Money Market
                 Series, 5.29%(b)(c)(e)                               24,052,760
                                                                    ------------
              TOTAL SHORT-TERM SECURITIES
              (Cost - $46,760,136) - 14.4%                            46,760,136
                                                                    ------------
TOTAL INVESTMENTS
              (Cost - $268,195,283*) - 106.9%                        346,783,904
                                                                    ------------
              LIABILITIES IN EXCESS OF OTHER ASSETS - (6.9%)         (22,441,200)
                                                                    ------------

              NET ASSETS - 100.0%                                   $324,342,704
                                                                    ============

      * The cost and unrealized appreciation (depreciation) of investments as of December 31, 2006, as computed for federal income tax purposes, were as follows:

Aggregate cost                                                      $268,944,166
                                                                    ============
Gross unrealized appreciation                                       $ 90,562,019
Gross unrealized depreciation                                        (12,722,281)
                                                                    ------------
Net unrealized appreciation                                         $ 77,839,738
                                                                    ============

    (a) Non-income-producing security.
    (b) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3)of the Investment Company Act of 1940, were as follows:

                                                                       INTEREST/
                                                NET                     DIVIDEND
AFFILIATE                                   ACTIVITY                      INCOME
--------------------------------------------------------------------------------
BlackRock Liquidity Series, LLC Cash
   Sweep Series I                         $5,100,910                  $1,647,232
BlackRock Liquidity Series, LLC Money
   Market Series                           9,225,626                     209,192
BlackRock, Inc.                                5,200                       9,240

    (c) Security was purchased with the cash proceeds from securities loans.
    (d) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
    (e) Represents the current yield as of December 31, 2006.
    (f) Security, or a portion of security, is on loan.
    (g) Convertible security.
    (h) Depositary receipts.
    (i) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
    (j) The rights may be exercised until 1/23/2007.
    (k) The rights may be exercised until 1/19/2007.
    (l) All or portion of security held as collateral in connection with open financial futures contracts.

    Financial futures contracts purchased as of December 31, 2006, were as follows:

NUMBER OF                             EXPIRATION          FACE        UNREALIZED
CONTRACTS      ISSUE                        DATE         VALUE      DEPRECIATION
--------------------------------------------------------------------------------
       20      Russell 2000 Index     March-2007    $7,993,560         $ (44,560)
       37      S&P MidCap 400 Index   March-2007    15,235,607          (226,557)
                                                                       ---------
TOTAL UNREALIZED DEPRECIATION - NET                 $1,083,904         $(271,117)
                                                                       =========

         For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

SEE NOTES TO FINANCIAL STATEMENTS.

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
PORTFOLIO INFORMATION AS OF DECEMBER 31, 2006

      INDUSTRY
REPRESENTATION                                                % OF NET ASSETS(+)
--------------------------------------------------------------------------------
Miscellaneous Finance                                                      10.5%
Business Services                                                           9.9
Drugs & Medicine                                                            8.9
Real Property                                                               6.1
Electronics                                                                 5.6
Banks                                                                       4.6
Insurance                                                                   4.4
Energy & Raw Materials                                                      3.5
Energy & Utilities                                                          3.5
Producer Goods                                                              3.2
Domestic Oil                                                                3.0
Food & Agriculture                                                          2.8
Retail                                                                      2.8
Travel & Recreation                                                         2.4
Media                                                                       2.3
Telephone                                                                   2.3
Non-Durables                                                                1.8
Construction                                                                1.8
Chemicals                                                                   1.7
Business Machines                                                           1.4
Apparel                                                                     1.1
Trucking & Freight                                                          1.0
Motor Vehicles                                                              0.9
Aerospace                                                                   0.9
Miscellaneous                                                               0.9
Non-Ferrous Metals                                                          0.8
Consumer Durables                                                           0.7
Air Transport                                                               0.7
Railroads & Shipping                                                        0.6
Steel                                                                       0.5
Paper & Forest Products                                                     0.4
Containers                                                                  0.3
International Oil                                                           0.3
Soaps & Cosmetics                                                           0.3
Tobacco                                                                     0.2
Optical Photo & Equipment                                                   0.1
Tires & Rubber Goods                                                        0.1
Gold                                                                        0.1
Liquor                                                                      0.1
Other*                                                                     14.4

* Includes portfolio holdings in short-term investments.

(+) Total may not equal 100%.

    For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

TOP 10 HOLDINGS                                                  % OF NET ASSETS
--------------------------------------------------------------------------------
Berkshire Hathaway, Inc. Class A                                            3.2%
Genentech, Inc.                                                             1.9
Kraft Foods, Inc.                                                           1.3
Accenture Ltd. Class A                                                      0.7
Las Vegas Sands Corp.                                                       0.7
Berkshire Hathaway, Inc. Class B                                            0.5
BlackRock, Inc.                                                             0.4
EchoStar Communications Corp. Class A                                       0.4
MGM Mirage                                                                  0.4
NYSE Group, Inc.                                                            0.3

SEE NOTES TO FINANCIAL STATEMENTS.

84

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==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES

MASTER EXTENDED MARKET INDEX SERIES
AS OF DECEMBER 31, 2006

ASSETS
   Investments in unaffiliated securities, at value (including securities loaned of $23,420,252) (identified
      cost - $220,353,407)                                                    $298,611,098
   Investments in affiliated securities, at value (identified
      cost - $47,841,876)                                                       48,172,806
   Receivables:
      Contributions                                             $1,077,366
      Securities sold                                              531,469
      Dividends                                                    299,703
      Securities lending                                            23,020       1,931,558
                                                                ----------
   Prepaid expenses                                                                  2,888
                                                                              ------------
   Total assets                                                                348,718,350
                                                                              ------------
LIABILITIES
   Bank overdraft                                                                      665
   Collateral on securities loaned, at value                                    24,052,760
   Payables:
      Variation margin                                             162,854
      Withdrawals                                                   96,362
      Securities purchased                                          17,473
      Investment adviser                                             6,933
      Other affiliates                                               2,759         286,381
                                                                ----------
   Accrued expenses                                                                 35,840
                                                                              ------------
Total liabilities                                                               24,375,646
                                                                              ------------
Net assets                                                                    $324,342,704
                                                                              ============
NET ASSETS CONSIST OF:
   Investors' capital                                                         $246,025,200
   Unrealized appreciation - net                                                78,317,504
                                                                              ------------
Net assets                                                                    $324,342,704
                                                                              ============

SEE NOTES TO FINANCIAL STATEMENTS.

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==================--------------------------------------------------------------
                   of OPERATIONS

MASTER EXTENDED MARKET INDEX SERIES
FOR THE YEAR ENDED DECEMBER 31, 2006

INVESTMENT INCOME
   Dividends (net of $3,168 foreign withholding tax and
      including $9,240 from affiliates)                                        $ 3,130,899
   Interest from affiliates                                                      1,647,232
   Securities lending - net                                                        209,192
                                                                               -----------
Total income                                                                     4,987,323
                                                                               -----------
EXPENSES
   Professional fees                                          $    66,872
   Custodian fees                                                  47,594
   Accounting services                                             47,253
   Investment advisory fees                                        28,768
   Printing and shareholder reports                                17,598
   Trustees' fees and expenses                                      3,911
   Other                                                            9,972
                                                              -----------
Total expenses                                                                     221,968
                                                                               -----------
   Investment income - net                                                       4,765,355
                                                                               -----------
REALIZED & UNREALIZED GAIN (LOSS) - NET
   Realized gain on:
      Investments - net                                        18,662,347
      Financial futures contracts - net                         1,328,111       19,990,458
                                                              -----------
   Change in unrealized appreciation/depreciation on:
      Investments - net                                        17,392,028
      Financial futures contracts - net                           (82,596)      17,309,432
                                                              -----------      -----------
Total realized and unrealized gain - net                                        37,299,890
                                                                               -----------
Net increase in net assets resulting from operations                           $42,065,245
                                                                               ===========

SEE NOTES TO FINANCIAL STATEMENTS.

86

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS

MASTER EXTENDED MARKET INDEX SERIES
FOR THE YEARS ENDED DECEMBER 31,

INCREASE (DECREASE) IN NET ASSETS:                                 2006               2005
                                                           -------------------------------
OPERATIONS
   Investment income - net                                 $  4,765,355       $  2,855,354
   Realized gain - net                                       19,990,458          9,649,115
   Change in unrealized appreciation/depreciation-net        17,309,432         10,728,501
                                                           -------------------------------
Net increase in net assets resulting from operations         42,065,245         23,232,970
                                                           -------------------------------
CAPITAL TRANSACTIONS
   Proceeds from contributions                              112,081,318         81,418,423
   Fair value of withdrawals                                (82,758,542)       (69,688,115)
                                                           -------------------------------
Net increase in net assets derived from capital
   transactions                                              29,322,776         11,730,308
                                                           -------------------------------
NET ASSETS
   Total increase in net assets                              71,388,021         34,963,278
   Beginning of year                                        252,954,683        217,991,405
                                                           -------------------------------
   End of year                                             $324,342,704       $252,954,683
                                                           ===============================

SEE NOTES TO FINANCIAL STATEMENTS.

 F I N A N C I A L
==================--------------------------------------------------------------
                   HIGHLIGHTS

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2006

The following ratios have been derived from information provided in the financial statements.

                                                        FOR THE YEARS ENDED DECEMBER 31,
                                          -------------------------------------------------------
                                              2006        2005        2004        2003       2002
                                          -------------------------------------------------------
TOTAL INVESTMENT RETURN
Total investment return                      15.92%      10.58%      18.43%      44.11%    (17.77%)

RATIOS TO AVERAGE NET ASSETS
Expenses, net of reimbursement                 .08%        .07%        .09%        .12%       .08%
Expenses                                       .08%        .07%        .09%        .13%       .15%
Investment income - net                       1.66%       1.25%       1.08%       1.09%      1.11%

SUPPLEMENTAL DATA
Net assets, end of year (in thousands)    $324,343    $252,955    $217,991    $172,482    $93,763
Portfolio turnover                           24.48%      18.09%      22.90%      14.53%     28.14%

SEE NOTES TO FINANCIAL STATEMENTS.

88

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==========----------------------------------------------------------------------
           to FINANCIAL Statements

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2006

(1) SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

        Master Extended Market Index Series (the "Series"), a diversified, open-end management investment company, is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The financial statements of the Series are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Series.

          A. VALUATION OF INVESTMENTS - Equity securities that are held by the Series that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, NASDAQ Capital Market, or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

             Options written or purchased are valued at the last sale price in the case of exchange-traded options. Options traded in the OTC

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           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2006

             market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Series from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., believes that this method no longer produces fair valuations. Valuation of other short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

             Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Trust, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees of the Trust. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

             Generally, trading in foreign securities, as well as U.S. government securities, money market instruments, and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur

90

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2006

             between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility, or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Manager using a pricing service and/or procedures approved by the Trust's Board of Trustees.

          B. DERIVATIVE FINANCIAL INSTRUMENTS - The Series may engage in various portfolio investment techniques to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

             1. FINANCIAL FUTURES CONTRACTS - The  Series may  purchase or  sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

             2. OPTIONS  - The  Series  may  purchase  and  write  call  and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2006

                and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or loss or gain to the extent the cost of the closing transaction exceeds the premium paid or received).

                Written   and   purchased   options   are   non-income-producing
                investments.

          C. INCOME TAXES - The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

          D. SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

          E. SECURITIES LENDING - The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all

92

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2006

             times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it receives a fee from the borrower. The Series typically receives the income on the loaned securities, but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative, and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

          F. BANK OVERDRAFT - The Series recorded a bank overdraft, which resulted from management estimates of available cash.

          G. RECENT ACCOUNTING PRONOUNCEMENTS - In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity including mutual funds before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2006

             net  asset  value  calculation  on  the  first  required  financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the fund's financial statements, if any, is currently being assessed.

             In addition, in September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Fund's financial statements has not been determined.

(2) INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

        On September 29, 2006, BlackRock, Inc. and Merrill Lynch & Co., Inc. ("Merrill Lynch") combined Merrill Lynch's investment management business, Merrill Lynch Investment Managers, L.P. ("MLIM") and its affiliates, including Fund Asset Management, L.P. ("FAM"), with BlackRock, Inc. to create a new independent company. Merrill Lynch has a 49.8% economic interest and a 45% voting interest in the combined company, and The PNC Financial Services Group, Inc. has approximately a 34% economic and voting interest. The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members.

        On September 29, 2006, shareholders of the Investors of the Series approved a new Investment Advisory Agreement with the Manager. BlackRock Advisors, Inc. was recently reorganized into a limited liability company and renamed BlackRock Advisors, LLC. The new Investment Advisory
        Agreement between the Series and the Manager became effective on September 29, 2006. Prior to September 29, 2006, FAM

94

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2006

        was the Series' Manager. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly owned subsidiary of Merrill Lynch, which is the limited partner.

        The Manager is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment, and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. In addition, the Manager has entered into a Sub-Advisory Agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, under which the Manager pays the Sub-Adviser for services it provides a monthly fee that is a percentage of the management fee paid by the Series to the Manager.

        The Trust, on behalf of the Series, has received an exemptive order from the Securities and Exchange Commission permitting the Series to lend its portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of Merrill Lynch, or its affiliates. As of December 31, 2006, the Series lent securities with a value of $295,791 to MLPF&S or its affiliates. Pursuant to that order, the Series also has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. Prior to September 29, 2006, BIM was organized as Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, and MLIM, LLC was the securities lending agent. BIM, may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by Manager or in registered money market funds advised by the Manager or its affiliates. For the year ended December 31, 2006, BIM received $90,319 in securities lending agent fees from the Series.

        For the year ended December 31, 2006, the Series  reimbursed FAM and the
        Manager  $4,721  and  $1,374,   respectively,   for  certain  accounting
        services.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2006

        In addition, MLPF&S received $5,398 in commissions on the execution of portfolio security transactions for the Series for the year ended December 31, 2006.

        Prior to September 29, 2006, certain officers and/or trustees of the Trust were officers and/or directors of FAM, PSI, Merrill Lynch, and/or MLIM, LLC.

        Commencing  September 29, 2006,  certain officers and/or trustees of the
        Trust  are  officers  and/or   directors  of  BlackRock,   Inc.  or  its
        affiliates.

(3) INVESTMENTS
--------------------------------------------------------------------------------

        Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2006, were $93,131,641 and $62,582,541, respectively.

(4) SHORT-TERM BORROWINGS
--------------------------------------------------------------------------------

        The Series, along with certain other funds managed by the Manager and its affiliates (or FAM and its affiliates), is a party to a $500,000,000 credit agreement with a group of lenders. The Series may borrow under the credit agreement to Series shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory, or contractual limits. On November 22, 2006, the credit agreement was renewed for one year under substantially the same terms. The Series pays a commitment fee of .06% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Series' election, the federal Series rate plus .35% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the year ended December 31, 2006.

96

 P R O X Y
==========----------------------------------------------------------------------
           RESULTS

        During the six-month period ended December 31, 2006, Master Extended Market Index Series of Quantitative Master Series Trust's interest holders voted on the following proposals, which were approved at a special interest holders' meeting on September 29, 2006. A description of the proposals and number of units of interest voted are as follows:

PROPOSAL 1
--------------------------------------------------------------------------------

        To approve a new investment advisory agreement with BlackRock Advisors, Inc.

UNITS OF INTEREST VOTED
--------------------------------------------------------------------------------
    FOR                            AGAINST                            ABSTAIN
--------------------------------------------------------------------------------
294,816,395                           0                                  0

PROPOSAL 2
--------------------------------------------------------------------------------

        To approve a contingent subadvisory agreement with BlackRock Advisors, Inc.

UNITS OF INTEREST VOTED
--------------------------------------------------------------------------------
    FOR                            AGAINST                            ABSTAIN
--------------------------------------------------------------------------------
294,816,395                           0                                  0

VOTING
--------------------------------------------------------------------------------
   FOR                            AGAINST                             ABSTAIN
--------------------------------------------------------------------------------
9,512,927                         448,032                             362,348

       *Although the interest holders of Master Extended Market Index Series voted to approve Proposal 4C, the Trust was unable to obtain sufficient votes from all Trust interest holders to attain the majority vote of Trust interest holders required for approval of Proposal 4C. For this reason, Proposal 4C, approval of which required a majority vote of all the Trust's interest holders taken together, was not approved and was withdrawn.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2006

BLACKROCK INVESTMENT ADVISORY AGREEMENT - MATTERS CONSIDERED BY THE BOARD
--------------------------------------------------------------------------------

        THE FOLLOWING DISCLOSURE APPEARED IN THE JUNE 30, 2006, SEMI-ANNUAL REPORT OF THE SERIES AND IS THE DISCUSSION REFERRED TO IN "NEW BLACKROCK SUB-ADVISORY AGREEMENT - MATTERS CONSIDERED BY THE BOARD" BELOW.

NEW BLACKROCK INVESTMENT ADVISORY AGREEMENT - MATTERS CONSIDERED BY THE BOARD
--------------------------------------------------------------------------------

        In connection with the Transaction between Merrill Lynch and BlackRock, the Trust's Board of Trustees considered a new investment advisory agreement (the "New Investment Advisory Agreement") between the Trust and BlackRock Advisors, Inc. ("BlackRock Advisors"). If the New Investment Advisory Agreement is approved by shareholders, it will become effective upon the closing of the Transaction, which is expected in the third quarter of 2006.

        The Board discussed the New Investment Advisory Agreement at telephonic and in-person meetings held during April and May 2006. The Board, including the independent trustees, approved the New Investment Advisory Agreement on May 8, 2006.

        To assist the Board in its consideration of the New Investment Advisory Agreement, BlackRock provided materials and information about BlackRock, including its financial condition and asset management capabilities and organization, and Merrill Lynch provided materials and information about the Transaction. The independent trustees, through their independent legal counsel, also requested and received additional information from Merrill Lynch and BlackRock in connection with their consideration of the New Investment Advisory Agreement. The additional information was provided in advance of the May 2006 meeting. In addition, the independent trustees consulted with their counsel and counsel for the Trust on numerous occasions, discussing,

98

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2006

        among other things, the legal standards and certain other considerations relevant to the trustees' deliberations.

        At the Board meetings, the trustees discussed with Merrill Lynch management and certain BlackRock representatives the Transaction, its strategic rationale, and BlackRock's general plans and intentions regarding the Series and the Trust. At these Board meetings, representatives of Merrill Lynch and BlackRock made presentations to and responded to questions from the Board. The trustees also inquired about the plans for and anticipated roles and responsibilities of certain employees and officers of the Investment Adviser and certain affiliates being transferred to BlackRock in connection with the Transaction. The independent trustees of the Board also conferred separately and with their counsel about the Transaction and other matters related to the Transaction on a number of occasions, including in connection with the April and May 2006 meetings. After the presentations and after reviewing the written materials provided, the independent trustees met in executive sessions with their counsel to consider the New Investment Advisory Agreement.

        In connection with the Board's review of the New Investment Advisory Agreement, Merrill Lynch and/or BlackRock advised the trustees about a variety of matters. The advice included the following, among other matters:

          o that there is not expected to be any diminution in the nature, quality, and extent of services provided to the Series and its shareholders by BlackRock Advisors, including compliance services;

          o that operation of New BlackRock as an independent investment management firm will enhance its ability to attract and retain talented professionals;

          o that the Series should benefit from having access to BlackRock's state-of-the-art technology and risk-management analytic tools,

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2006

             including investment tools, provided under the BlackRock Solutions(R) brand name;

          o that BlackRock has no present intention to alter any applicable expense waivers or reimbursements currently in effect and, while it reserves the right to do so in the future, it would seek the approval of the Board before making any changes;

          o that in connection with the Transaction, Merrill Lynch and BlackRock have agreed to conduct, and use reasonable best efforts to cause their respective affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the "1940 Act") in relation to any public funds advised by BlackRock or the Investment Adviser (or its affiliates), respectively; and

          o that Merrill Lynch and BlackRock would derive benefits from the Transaction and that, as a result, they have a different financial interest in the matters that were being considered than do Series shareholders.

        The trustees considered the information provided by Merrill Lynch and BlackRock above, and, among other factors, the following:

          o the potential benefits to Series shareholders from being part of a combined fund family with BlackRock-sponsored funds, including possible economies of scale and access to investment opportunities;

          o the reputation, financial strength, and resources of BlackRock and its investment advisory subsidiaries and the anticipated financial strength and resources of New BlackRock;

          o  the compliance policies and procedures of BlackRock Advisors;

          o the terms and conditions of the New Investment Advisory Agreement, including the fact that the schedule of the Series'

100

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2006

             total advisory fees will not increase by virtue of the New Investment Advisory Agreement, but will remain the same;

          o that in May and August 2005, the Board had performed a full annual review of the investment advisory agreement currently in effect for the Series (the "Current Investment Advisory Agreement") as required by the 1940 Act and has determined that the Investment Adviser has the capabilities, resources, and personnel necessary to provide the advisory and administrative services currently provided to the Series; and that the advisory and/or management fees paid by the Series, taking into account any applicable agreed-upon fee waivers and breakpoints, represent reasonable compensation to the Investment Adviser in light of the services provided, the costs to the Investment Adviser of providing those services, economies of scale, the fees and other expenses paid by similar funds (including information provided by Lipper Inc. ["Lipper"]), and such other matters as the trustees have considered relevant in the exercise of their reasonable judgment; and

          o that Merrill Lynch agreed to pay all expenses of the Series in connection with the Board's consideration of the New Investment Advisory Agreement and related agreements and all costs of shareholder approval of the New Investment Advisory Agreement and, as a result, the Series would bear no costs in obtaining shareholder approval of the New Investment Advisory Agreement.

        Certain of these considerations are discussed in more detail below.

        In its review of the New Investment Advisory Agreement, the Board assessed the nature, scope. and quality of the services to be provided to the Series by the personnel of BlackRock Advisors and its affiliates, including administrative services, shareholder services, oversight of fund accounting, marketing services, and assistance in meeting legal and regulatory requirements. In its review of the New Investment

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2006

        Advisory Agreement, the Board also considered a range of information in connection with its oversight of the services to be provided by BlackRock Advisors and its affiliates. Among the matters considered were: (a) fees (in addition to management fees) to be paid to BlackRock Advisors and its affiliates by the Series; (b) operating expenses of the Series paid to third parties; (c) the resources devoted to and compliance reports relating to the investment objective, policies and restrictions of the Series, and its compliance with the Trust's Code of Ethics and BlackRock Advisors' compliance policies and procedures; and
        (d) the nature, cost, and character of non-investment management services to be provided by BlackRock Advisors and its affiliates.

        In the period prior to the Board meetings to consider renewal of the Current Investment Advisory Agreement, the Board had requested and received materials specifically relating to the Current Investment Advisory Agreement. These materials included (a) information compiled by Lipper on the fees and expenses and the investment performance of the Series as compared to a comparable group of funds as classified by Lipper; (b) a discussion by the portfolio management team for the Series on investment strategies used by the Series during its most recent fiscal year; (c) information on the profitability to the Investment Adviser of the Current Investment Advisory Agreement and other payments received by the Investment Adviser and its affiliates from the Series and the Trust; and (d) information provided by the Investment Adviser concerning services related to the valuation and pricing of portfolio holdings of the Series, allocation of brokerage fees, portfolio turnover statistics, and direct and indirect benefits to the Investment Adviser and its affiliates from their relationship with the Series and the Trust.

        In their deliberations, the trustees considered information received in connection with their most recent continuation of the Current Investment Advisory Agreement, in addition to information provided by BlackRock and BlackRock Advisors in connection with their evaluation of the terms and conditions of the New Investment Advisory

102

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2006

        Agreement. The trustees did not identify any particular information that was all-important or controlling, and each trustee attributed different weights to the various factors. The trustees, including a majority of the independent trustees, concluded that the terms of the New Investment Advisory Agreement are appropriate, that the fees to be paid are reasonable in light of the services to be provided to the Series, and that the New Investment Advisory Agreement should be approved and recommended to Series shareholders.

        NATURE, QUALITY AND EXTENT OF SERVICES PROVIDED. The Board reviewed the nature, extent and quality of services provided by the Investment Adviser, including the investment advisory services and the resulting performance of the Series, as well as the nature, quality, and extent of services expected to be provided by BlackRock Advisors. The Board focused primarily on the Investment Adviser's investment advisory services and the investment performance of the Series, but also considered certain areas in which both the Investment Adviser and the Series receive services as part of the Merrill Lynch complex. The Board compared the performance of the Series - both including and excluding the effects of fees and expenses - to the performance of a comparable group of funds, and the performance of a relevant index or combination of indexes. While the Board reviews performance data at least quarterly, consistent with the Investment Adviser's investment goals, the Board attaches more importance to performance over relatively long periods of time, typically three to five years.

        In evaluating the nature, quality, and extent of the services to be provided by BlackRock Advisors under the New Investment Advisory Agreement, the trustees considered, among other things, the expected impact of the Transaction on the operations, facilities, organization, and personnel of BlackRock Advisors and how it would affect the Series; the ability of BlackRock Advisors to perform its duties after the Transaction; and any anticipated changes to the current investment and other practices of the Series.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2006

        The trustees were given information with respect to the potential benefits to the Series and its shareholders from having access to BlackRock's state-of-the-art technology and risk-management analytic tools, including the investment tools provided under the BlackRock Solutions brand name.

        The trustees were advised that, as a result of Merrill Lynch's equity interest in BlackRock after the Transaction, the Trust will continue to be subject to restrictions concerning certain transactions involving Merrill Lynch affiliates (for example, transactions with a Merrill Lynch broker-dealer acting as principal) absent revised or new regulatory relief. The trustees were advised that a revision of existing regulatory relief with respect to these restrictions was being sought from the Securities and Exchange Commission and were advised of the possibility of receipt of such revised regulatory relief. There can be no assurance that such relief will be obtained.

        Based on their review of the materials provided and the assurances they had received from the management of Merrill Lynch and of BlackRock, the trustees determined that the nature and quality of services to be provided to the Series under the New Investment Advisory Agreement were expected to be as good or better than that provided under the Current Investment Advisory Agreement. It was noted, however, that it is expected that there will be changes in personnel following the Transaction and the combination of the operations of the Investment Adviser and its affiliates with those of BlackRock. The trustees noted that if current portfolio managers or other personnel cease to be available, the Board would consider all available options, which could include seeking the investment advisory or other services of BlackRock affiliates. Accordingly, the trustees concluded that, overall, they were satisfied at the present time with assurances from BlackRock and BlackRock Advisors as to the expected nature, extent, and quality of the services to be provided to the Series under the New Investment Advisory Agreement.

104

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2006

        COSTS OF SERVICES PROVIDED AND PROFITABILITY. It was noted that, in conjunction with the recent review of the Current Investment Advisory Agreement, the trustees had received, among other things, a report from Lipper comparing the fees, expenses, and performance of the Series to those of a peer group selected by Lipper, and information as to the fees charged by the Investment Adviser or its affiliates to other registered investment company clients for investment management services. The Board reviewed the contractual management fee rate and actual management fee rate of the Series as a percentage of total assets at common asset levels - the actual rate includes advisory fees and the effects of any fee waivers - compared to the other funds in its Lipper category. The Board also compared the total expenses of the Series to those of other comparable funds. The information showed that the Series had fees and expenses within the range of fees and expenses of comparable funds. The Board concluded that the management fee and fee rate and overall expense ratio of the Series are reasonable compared to those of other comparable funds.

        In evaluating the costs of the services to be provided by BlackRock Advisors under the New Investment Advisory Agreement, the trustees considered, among other things, whether advisory fees or other expenses would change as a result of the Transaction. Based on their review of the materials provided and the fact that the New Investment Advisory
        Agreement is substantially similar to the Current Investment Advisory Agreement in all material respects, including the rates of compensation, the trustees determined that the Transaction should not increase the total fees payable, including any fee waivers and expense reimbursements, for advisory and administrative services. The trustees noted that it was not possible to predict with certainty New BlackRock's future profitability from its relationship with the Series.

        The trustees discussed with BlackRock Advisors its general methodology to be used in determining New BlackRock's profitability with respect to its relationship with the Series and the Trust. The trustees noted that

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2006

        they expect to receive profitability information from New BlackRock on at least an annual basis and thus be in a position to evaluate whether any adjustments in fees and/or fee breakpoints of the Series would be appropriate.

        FEES AND ECONOMIES OF SCALE. The Board considered the extent to which economies of scale might be realized as the assets of the Series increase and whether there should be changes in the management fee rate or structure in order to enable the Series to participate in these economies of scale. The Board determined that changes were not currently necessary and that the Series appropriately participated in these economies of scale.

        In reviewing the Transaction, the trustees considered, among other things, whether advisory fees or other expenses would change as a result of the Transaction. Based on the fact that the New Investment Advisory Agreement is substantially similar to the Current Investment Advisory Agreement in all material respects, including the rate of compensation, the trustees determined that as a result of the Transaction, the total advisory fees of the Series would be no higher than the fees under the Current Investment Advisory Agreement. The trustees noted that in conjunction with their most recent deliberations concerning the Current Investment Advisory Agreement, the trustees had determined that the total fees for advisory and administrative services for the Series were reasonable in light of the services provided. It was noted that in conjunction with the recent review of the Current Investment Advisory Agreement, the trustees had received, among other things, a report from Lipper comparing the fees, expenses, and performance of the Series to those of a peer group selected by Lipper, and information as to the fees charged by the Investment Adviser to other registered investment company clients for investment management services. The trustees concluded that, because the rates for advisory for the Series would be no higher than its current fee rates, the proposed management fee structure, including any fee waivers, was reasonable and that no additional changes were currently necessary.

106

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2006

        FALL-OUT BENEFITS. In evaluating the fall-out benefits to be received by BlackRock Advisors under the New Investment Advisory Agreement, the trustees considered whether the Transaction would have an impact on the fall-out benefits received by the Investment Adviser by virtue of the Current Investment Advisory Agreement. Based on their review of the materials provided, including materials received in connection with their most recent approval or continuance of the Current Investment Advisory Agreement, and their discussions with management of the Investment Adviser and BlackRock, the trustees determined that those benefits could include increased ability for BlackRock to distribute shares of its funds and other investment products and to obtain research services using the Series' portfolio transaction brokerage commissions. The trustees noted that any benefits were difficult to quantify with certainty at this time, and indicated that they would continue to evaluate them going forward.

        INVESTMENT PERFORMANCE. The trustees considered investment performance for the Series. The trustees compared the Series' performance -- both including and excluding the effects of fees and expenses -- to the performance of a comparable group of funds, and the performance of a relevant index or combination of indexes. The comparative information received from Lipper showed Series performance at various levels within the range of performance of comparable funds over different time periods. While the Board reviews performance data at least quarterly, consistent with the Investment Adviser's investment goals, the Board attaches more importance over relatively long periods of time, typically three to five years. The trustees believed the performance of the Series was satisfactory. Also, the trustees took into account the investment performance of funds currently advised by BlackRock Advisors. The Board considered comparative information from Lipper which showed that the performance of the funds advised by BlackRock Advisors was within the range of performance of comparable funds over different time periods. The Board noted BlackRock's considerable investment management experience and capabilities, but was unable

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2006

        to predict what effect, if any, consummation of the Transaction would have on the future performance of the Series.

        CONCLUSION. After the independent trustees of the Trust deliberated in executive session, the entire Board, including the independent trustees, approved the New Investment Advisory Agreement on behalf of the Series, concluding that the advisory fee rate was reasonable in relation to the services provided and that the New Investment Advisory Agreement was in the best interests of the shareholders. In approving the New Investment Advisory Agreement, the Board noted that it anticipated reviewing the continuance of the agreement in advance of the expiration of the initial two-year period.

CONTINGENT BLACKROCK SUB-ADVISORY AGREEMENT - MATTERS CONSIDERED BY THE BOARD
--------------------------------------------------------------------------------

        At the telephonic and in-person meetings held during April and May 2006 at which the Board discussed and approved the New Investment Advisory Agreement, the Board of Trustees, including the independent trustees, also discussed and approved a contingent sub-advisory agreement (the "Contingent Sub-Advisory Agreement") between the Investment Adviser and BlackRock Advisors (the "BlackRock Sub-Adviser"). The Contingent Sub-Advisory Agreement is intended to ensure that the Series operates with efficient portfolio management services until the closing of the Transaction, in the event that the Board deems it necessary and in the best interests of a series and its shareholders that the BlackRock Sub-Adviser assist in managing the operations of the series during the interim period until the closing of the Transaction. If shareholders approve the Contingent Sub-Advisory Agreement, it will take effect only upon recommendation from the Investment Adviser and upon subsequent approval of the Board in the period up to the closing of the Transaction. The effectiveness of the Contingent Sub-Advisory Agreement, therefore, would be contingent on further Board approval after shareholders approve it. Pursuant to

108

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2006

        each Contingent Sub-Advisory Agreement, the BlackRock Sub-Adviser would receive a monthly fee from the Investment Adviser equal to 50% of the advisory fee received by the Adviser. The Investment Adviser would pay the BlackRock Sub-Adviser out of its own resources. There would be no increase in Series expenses as a result of the Contingent Sub-Advisory Agreement.

        In making its approval at the May in-person meeting, the Board considered the Contingent Sub-Advisory Agreement in conjunction with the New Investment Advisory Agreement and reviewed the same information and factors discussed above. The Board also considered in conjunction with the Contingent Sub-Advisory Agreement the necessity of ensuring that the Series operates with effective management services until the closing of the Transaction. In reviewing the sub-advisory fee rate provided in the Contingent Sub-Advisory Agreement, the Board took note of the fact that both the Investment Adviser and the BlackRock Sub-Adviser would have significant responsibilities under their respective advisory agreements. The Investment Adviser would remain responsible for oversight of the operations and administration of the Series and the BlackRock
        Sub-Adviser would provide advisory services to the Series under the Contingent Sub-Advisory Agreement. The Board also took into account the expected short duration of the term of any Contingent Sub-Advisory Agreement and the fact that total advisory fees paid by the Series would not increase as a result of the Contingent Sub-Advisory Agreement. Under all of the circumstances, the Board concluded that it was a reasonable allocation of fees for the BlackRock Sub-Adviser to receive 50% of the advisory fee paid by the Series to the Investment Adviser.

        After the independent  trustees  deliberated in executive  session,  the entire Board, including the independent trustees, approved the Contingent Sub-Advisory Agreement, concluding that the advisory fee was reasonable in relation to the services provided and that the Contingent Sub-Advisory Agreement was in the best interests of shareholders.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2006

NEW BLACKROCK SUB-ADVISORY AGREEMENT - MATTERS CONSIDERED BY THE BOARD
--------------------------------------------------------------------------------

        At an in-person meeting held on August 16-17, 2006, the Board of Trustees, including the independent trustees, discussed and approved the sub-advisory agreement between BlackRock Advisors, LLC (previously organized as BlackRock Advisors, Inc.) ("BlackRock Advisors") and BlackRock Investment Management, LLC (the "Sub-Adviser") (the "BlackRock Sub-Advisory Agreement"). The BlackRock Sub-Advisory Agreement became effective on September 29, 2006, at the same time the New Investment Advisory Agreement with BlackRock Advisors (which had been approved by the Series' shareholders) became effective.

        Pursuant to the BlackRock Sub-Advisory Agreement, the Sub-Adviser receives a monthly fee from BlackRock Advisors equal to 74% of the advisory fee received by BlackRock Advisors from the Series. BlackRock Advisors pays the Sub-Adviser out of its own resources, and there is no increase in Series expenses as a result of the BlackRock Sub-Advisory Agreement.

        In approving the BlackRock Sub-Advisory Agreement at the August in-person meeting, the Board reviewed its considerations in connection with its approval of the New Investment Advisory Agreement in May 2006. The Board relied on the same information and considered the same factors as those discussed above in connection with the approval of the New Investment Advisory Agreement, and came to the same conclusions. In reviewing the sub-advisory fee rate provided for in the BlackRock Sub-Advisory Agreement, the Board noted the fact that both BlackRock Advisors and the Sub-Adviser have significant responsibilities under their respective advisory agreements. Under the New Investment Advisory Agreement, BlackRock Advisors remains responsible for the overall management of the Series and for oversight of the Series' operations and administration. Under the BlackRock

110

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2006

        Sub-Advisory Agreement, the Sub-Adviser provides advisory services to the Series and is responsible for the day-to-day management of the Series' portfolio. The Board also took into account the fact that there is no increase in total advisory fees paid by the Series as a result of the BlackRock Sub-Advisory Agreement. Based on its considerations, the Board concluded that it was a reasonable allocation of fees for the Sub-Adviser to receive 74% of the advisory fee paid by the Series to BlackRock Advisors.

        After the independent trustees deliberated in executive session, the entire Board, including the independent trustees, approved the BlackRock Sub-Advisory Agreement, concluding that the sub-advisory fee was reasonable in relation to the services provided and that the BlackRock Sub-Advisory Agreement was in the best interests of the Series' shareholders.

 O F F I C E R S '  A N D  T R U S T E E S '
==================--------------------------------------------------------------
                   INFORMATION

QUANTITATIVE MASTER SERIES TRUST

                                                                                             NUMBER OF
                                                                                             FUNDS AND
                                                                                             PORTFOLIOS IN     OTHER PUBLIC
                               POSITION(S)     LENGTH                                        FUND COMPLEX      DIRECTORSHIPS
                               HELD WITH       OF TIME      PRINCIPAL OCCUPATION(S)          OVERSEEN BY       HELD BY
  NAME        ADDRESS & AGE    TRUST           SERVED       DURING PAST 5 YEARS              TRUSTEE           TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------
ROBERT C.    P.O. Box 9011     President        2005 to   Vice Chairman and Director         122 Funds          None
DOLL, Jr.*   Princeton, NJ     and Trustee      present   of BlackRock, Inc., Global Chief   168 Portfolios
             08543-9011                                   Investment Officer for Equities,
             Age: 52                                      Chairman of the BlackRock Retail
                                                          Operating Committee,
                                                          and member of the
                                                          BlackRock Executive
                                                          Committee since 2006;
                                                          President of the funds
                                                          advised by Merrill
                                                          Lynch Investment
                                                          Managers, L.P.
                                                          ("MLIM") and its
                                                          affiliates
                                                          ("MLIM/FAM-advised
                                                          funds") from 2005 to
                                                          2006 and Chief
                                                          Investment Officer
                                                          thereof from 2001 to
                                                          2006; President of
                                                          MLIM and Fund Asset
                                                          Management, L.P.
                                                          ("FAM") from 2001 to
                                                          2006; Co-Head
                                                          (Americas Region)
                                                          thereof from 2000 to
                                                          2001 and Senior Vice
                                                          President from 1999 to
                                                          2001; President and
                                                          Director of Princeton
                                                          Services, Inc.
                                                          ("Princeton Services")
                                                          and President of
                                                          Princeton
                                                          Administrators, L.P.
                                                          ("Princeton
                                                          Administrators") from
                                                          2001 to 2006.

             * Mr. Doll is a director, trustee, or member of an advisory board of certain other investment companies for which BlackRock Advisors LLC and its affiliates act as investment adviser. Mr. Doll is an "interested person," as described in the Investment Company Act, of the Trust based on his positions with BlackRock, Inc. and its affiliates. Trustees serve until their resignation, removal, or death, or until December 31 of the year in which they turn 72. As Trust President, Mr. Doll serves at the pleasure of the Board of Trustees.

112

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==================--------------------------------------------------------------
                   INFORMATION
                   (continued)

QUANTITATIVE MASTER SERIES TRUST

                                                                                            NUMBER OF
                                                                                            FUNDS AND
                                                                                            PORTFOLIOS IN        OTHER PUBLIC
                               POSITION(S)    LENGTH                                        FUND COMPLEX         DIRECTORSHIPS
                               HELD WITH      OF TIME      PRINCIPAL OCCUPATION(S)          OVERSEEN BY          HELD BY
 NAME        ADDRESS & AGE     TRUST          SERVED       DURING PAST 5 YEARS              TRUSTEE              TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES*
-----------------------------------------------------------------------------------------------------------------------------
DONALD       P.O. Box 9095     Trustee          2002 to   General Partner of The Burton      21 Funds           Knology, Inc.
W. BURTON    Princeton, NJ                      present   Partnership, Limited partnership   38 Portfolios      (telecommu-
             08543-9095                                   (an investment partnership)                           nications);
             Age: 62                                      since 1979; Managing General                          Symbion, Inc.
                                                          Partner of The South                                  (healthcare);
                                                          Atlantic Venture Funds                                and Capital
                                                          since 1983; Member                                    Southwest
                                                          of the Investment                                     (financial)
                                                          Advisory  Council of
                                                          the Florida State
                                                          Board of Administration
                                                          since  2001.

-----------------------------------------------------------------------------------------------------------------------------

JOHN         P.O. Box 9095     Trustee          2005 to   President and Chief Executive      21 Funds           Cabot
FRANCIS      Princeton, NJ                      present   Officer of Allmerica Financial     38 Portfolios      Corporation
O'BRIEN      08543-9095                                   Corporation (financial services                       (chemicals);
             Age: 63                                      holding company) from 1995 to                         LKQ
                                                          2002 and Director from 1995 to                        Corporation
                                                          2003; President of Allmerica                          (auto parts
                                                          Investment Management Co.,                            manufactur-
                                                          Inc. (investment adviser) from                        ing); and
                                                          1989 to 2002; Director from 1989                      TJX
                                                          to 2002 and Chairman of the Board                     Companies,
                                                          from 1989 to 1990; President,                         Inc.
                                                          Chief Executive Officer, and                          (retailer)
                                                          Director of First Allmerica
                                                          Financial Life Insurance Company
                                                          from 1989 to 2002 and Director of
                                                          various other Allmerica Financial
                                                          companies until 2002; Director
                                                          from 1989 to 2006, Member of the
                                                          Governance Nominating Committee
                                                          from 2004 to 2006, Member of the
                                                          Compensation Committee from
                                                          1989 to 2006 and Member of the
                                                          Audit Committee from 1990 to 2004
                                                          of ABIOMED; Director, Member
                                                          of the Governance and Nomination
                                                          Committee and Member of the
                                                          Audit Committee of Cabot
                                                          Corporation since 1990; Director
                                                          and Member of the Audit Committee
                                                          and Compensation Committee of
                                                          LKQ Corporation since 2003; Lead
                                                          Director of TJX Companies, Inc.
                                                          since 1996; Trustee of the Woods
                                                          Hole Oceanographic Institute
                                                          since 2003; Director, Ameresco,
                                                          Inc. since 2006; Director,
                                                          Boston Lyric Opera since 2002.

-----------------------------------------------------------------------------------------------------------------------------

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==================--------------------------------------------------------------
                   INFORMATION
                   (continued)

QUANTITATIVE MASTER SERIES TRUST

                                                                                            NUMBER OF
                                                                                            FUNDS AND
                                                                                            PORTFOLIOS IN        OTHER PUBLIC
                               POSITION(S)      LENGTH                                      FUND COMPLEX         DIRECTORSHIPS
                               HELD WITH        OF TIME    PRINCIPAL OCCUPATION(S)          HELD BY              OVERSEEN BY
 NAME        ADDRESS & AGE     TRUST            SERVED     DURING PAST 5 YEARS              TRUSTEE              TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONCLUDED)
-----------------------------------------------------------------------------------------------------------------------------
DAVID H.     P.O. Box 9095     Trustee          2003 to   Director, Ruckleshaus Institute    21 Funds           None
WALSH        Princeton, NJ                      present   and Haub School of Natural         38 Portfolios
             08543-9095                                   Resources at the University of
             Age: 65                                      Wyoming since 2006; Consultant
                                                          with Putnam
                                                          Investments from 1993
                                                          to 2003; and employed
                                                          in various capacities
                                                          therewith from 1973 to
                                                          1992; Director,
                                                          Massachusetts Audubon
                                                          Society from 1990 to
                                                          1997; Director, The
                                                          National Audubon
                                                          Society from 1998 to
                                                          2005; Director, The
                                                          American Museum of Fly
                                                          Fishing since 1997.

-----------------------------------------------------------------------------------------------------------------------------

FRED G.      P.O. Box 9095     Trustee          2000 to   Managing Director of FGW           21 Funds           Watson
WEISS**      Princeton, NJ                      present   Associates since 1997; Vice        38 Portfolios      Pharmace-
             08543-9095                                   President, Planning, Investment                       uticals, Inc.
             Age: 65                                      and Development of Warner                             (pharmace-
                                                          Lambert Co. from 1979 to 1997;                        utical
                                                          Director of the Michael J. Fox                        company)
                                                          Foundation for Parkinson's
                                                          Research since 2000; Director
                                                          of BTG International Plc
                                                          (a global technology
                                                          commercialization company)
                                                          since 2001.

             * Trustees serve until their resignation, removal, or death, or until December 31 of the year in which they turn 72.

             ** Chairman of the Board of Trustees and the Audit Committee.

114

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==================--------------------------------------------------------------
                   INFORMATION
                   (continued)

QUANTITATIVE MASTER SERIES TRUST

                                 POSITION(S)      LENGTH
                                 HELD WITH        OF TIME
  NAME       ADDRESS & AGE       TRUST            SERVED               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------
TRUST OFFICERS
-----------------------------------------------------------------------------------------------------------------------------
DONALD C.    P.O. Box 9011       Vice              1997 to        Managing Director of BlackRock, Inc. since 2006; Managing
BURKE        Princeton, NJ       President         present        Director of Merrill Lynch Investment Managers, L.P. and
             08543-9011          and               and            Fund Asset Management, L.P. in 2006; First Vice President
             Age: 46             Treasurer         1999 to        of MLIM and FAM from 1997 to 2005 and Treasurer
                                                   present        thereof from 1999 to 2006.

-----------------------------------------------------------------------------------------------------------------------------

DEBRA L.     P.O. Box 9011       Vice              2005 to        Director of BlackRock, Inc. since 2006; Director of MLIM
JELILIAN     Princeton,          President         present        from 1999 to 2006.
             NJ 08543-9011
             Age: 39

-----------------------------------------------------------------------------------------------------------------------------

JEFFREY L.   P.O. Box 9011       Vice              2005 to        Director of BlackRock, Inc. since 2006; Director of MLIM
RUSSO        Princeton,          President         present        from 2004 to 2006; Vice President of MLIM from 1994 to
             NJ 08543-9011                                        2004.
             Age: 39

-----------------------------------------------------------------------------------------------------------------------------

JEFFREY      P.O Box 9011        Fund Chief        2004 to        Managing Director of BlackRock, Inc. and Fund Chief
HILLER       Princeton, NJ       Compliance        present        Compliance Officer since 2006; Chief Compliance Officer
             08534 Age: 55       Officer                          of the MLIM/FAM-advised funds and First Vice President
                                                                  and Chief Compliance Officer of MLIM (Americas Region)
                                                                  from 2004 to 2006; Chief Compliance Officer of the IQ Funds since 2004; Global Director of Compliance at Morgan Stanley
                                                                  Investment Management from 2002 to 2004; Managing Director and Global Director of Compliance at Citigroup Asset
                                                                  Management from 2000 to 2002; Chief Compliance Officer at
                                                                  Soros Fund Management in 2000; Chief Compliance Officer
                                                                  at Prudential Financial from 1995 to 2000.

-----------------------------------------------------------------------------------------------------------------------------

ALICE A.     P.O. Box 9011       Secretary         2004 to        Director of BlackRock, Inc. since 2006; Director (Legal
PELLEGRINO   Princeton, NJ                         present        Advisory) of MLIM from 2002 to 2006; Vice President of
             08543-9011                                           MLIM from 1999 to 2002; Attorney associated with MLIM
             Age: 46                                              from 1997 to 2006; Secretary of MLIM, FAM, FAM
                                                                  Distributors, Inc., and Princeton Services from
                                                                  2004 to 2006.

-----------------------------------------------------------------------------------------------------------------------------

             * Officers of the Trust serve at the pleasure of the Board of Trustees.

-----------------------------------------------------------------------------------------------------------------------------

             Further information about the Trust's Officers and Trustees is available in the Trust's Statement of Additional Information, which can be obtained without charge by calling 1-800-441-7762.

-----------------------------------------------------------------------------------------------------------------------------

             CUSTODIAN                                            TRANSFER AGENT
             JPMorgan Chase Bank                                  PFPC Inc.
             3 Chase MetroTech Center                             Wilmington, DE 19809
             Brooklyn, NY 11245

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==================--------------------------------------------------------------
                   INFORMATION
                   (continued)

QUANTITATIVE MASTER SERIES TRUST

--------------------------------------------------------------------------------
  AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

    The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Series' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
    ----------------------------------------------------------------------------
       A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series' portfolio during the most recent 12-month period ended December 31st is available (1) at www.blackrock.com; and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.
    ----------------------------------------------------------------------------

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

                  TRUSTEES     Christopher W. Claus
                               Barbara B. Dreeben
                               Robert L. Mason, Ph.D.
                               Michael F. Reimherr
                               Richard A. Zucker

             ADMINISTRATOR,    USAA Investment Management Company
        INVESTMENT ADVISER,    P.O. Box 659453
              UNDERWRITER,     San Antonio, Texas 78265-9825
           AND DISTRIBUTOR

            TRANSFER AGENT     USAA Shareholder Account Services
                               9800 Fredericksburg Road
                               San Antonio, Texas 78288

                 CUSTODIAN     JP Morgan Chase Bank
                               3 Chase Metrotech
                               Brooklyn, New York 11245

          ACCOUNTING AGENT     State Street Bank and Trust Company
                               500 College Road East
                               Princeton, New Jersey 08540

               INDEPENDENT     Ernst & Young LLP
         REGISTERED PUBLIC     100 West Houston St., Suite 1800
           ACCOUNTING FIRM     San Antonio, Texas 78205

                 TELEPHONE     Call toll free - Central time
          ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                               Saturday, 8 a.m. to 5 p.m.

            FOR ADDITIONAL     (800) 531-8181
         INFORMATION ABOUT     For account servicing, exchanges,
              MUTUAL FUNDS     or redemptions (800) 531-8448

           RECORDED MUTUAL     24-hour service (from any phone)
         FUND PRICE QUOTES     (800) 531-8066

         USAA SELF-SERVICE     For account balance, last transaction, fund
          TELEPHONE SYSTEM     prices, or to exchange or redeem fund shares
                               (800) 531-8777

           INTERNET ACCESS     USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'SBOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

--------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                            U.S.
                                                                         Postage
                                                                         P A I D
                                                                            USAA
                                                                -------------
   Receive this document and others electronically. Sign up at USAA.COM, enter keyword LESSMAIL.

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

37733-0207                                   (C)2007, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors/Trustees of USAA Mutual Fund, Inc. and USAA Investment Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. On September 14, 2005, the Board of Directors/Trustees of USAA Mutual Fund, Inc. and USAA Investment Trust approved a revised Sarbanes Code applicable to the Funds' senior financial officers. There were no substantive changes to the ethical duties or responsibilities of the Funds' senior financial officers. The changes to the Sarbanes Code were necessary because of the change of the Funds' Chairman of the Board to an independent director. The revised Sarbanes Code clarifies that the same USAA personnel continue to receive reports of all violations of the Sarbanes Code and are required to approve outside employment and certain financial interests in transactions. Under the revised Sarbanes Code, the Funds' Board of Trustees continues to receive the same notifications, reports and has the same power that it had before under the original Sarbanes Code. On September 13, 2006, the Board of Trustees of USAA Mutual Funds Trust approved a revised Sarbanes Code reflecting shareholders' approval of a reorganization of the USAA Funds into one legal entity, USAA Mutual Funds Trust. A copy of the revised Sarbanes Code is attached as an Exhibit to this Form N-CSR. The only change was to reflect the name change of the new legal entity after the reorganization.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code or the revised Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. had been designated as the audit committee financial expert for USAA Mutual Fund, Inc. and USAA Investment Trust. Dr. Starks resigned from the Board of Directors/Trustees effective May 22, 2006, and the Board has not determined that another Trustee qualifies as an audit committee financial expert. The Board is seeking a replacement and will consider a candidate's qualifications to become the Audit Committee Financial Expert as a factor in the evaluation process.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust consists of 39 funds in all. Only 4 funds of the Registrant have a fiscal year-end of December 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended December 31, 2006 and 2005 were $118,280 and $88,900, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended December 31, 2006 and 2005 were $55,000 and $50,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

----------------------------------------------------------------------------------------------
               Review of Federal,
               State and City        Passive     Quarterly
               Income and tax        Foreign     Diversification
               returns and excise   Investment   Review under      Excise Tax
               tax calculations      Company     Subchapter M      Assistance          TOTAL
----------------------------------------------------------------------------------------------
FYE 12-31-2006     $ 2,708            $    0       $   670           $     0          $  3,378
FYE 12-31-2005     $25,075            $    0       $ 1,243           $ 2,276          $ 28,594
----------------------------------------------------------------------------------------------
TOTAL              $27,783            $    0       $ 1,913           $ 2,276          $ 31,972
----------------------------------------------------------------------------------------------

All tax service fees were preapproved by the Audit Committee.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended December 31, 2006 and 2005.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for December 31, 2006 and 2005 were $92,938 and $140,594, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2006 and 2005 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:




                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
            - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
            - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
            - compliance with applicable laws and governmental rules and regulations;
            - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
            -     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the Chair/CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the
              USAA Funds' and IMCO's operating policies and procedures.
         -    A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         -    A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.     REQUIRED REPORTS

                -     EACH COVERED OFFICER MUST:
                      - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                      - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -     THE CHIEF LEGAL OFFICER MUST:
                      - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                      - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

               - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
               - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
               - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
               - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.
                  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or
                  (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the affected Trust's Chief Legal Officer or the Chairman of the Board of Trustees.



Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 13, 2006.


                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------


                                   PRESIDENT
                                   TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended December 31, 2006

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    02/23/2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/27/2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    02/26/2007
         ------------------------------


*Print the name and title of each signing officer under his or her signature.